SECURITIES AND EXCHANGE COMMISSION

                           Washington, D.C. 20549-1004

                                    Form N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 51  (File No. 2-73115)                  [X]
                             ---

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 53  (File No. 811-3218)                                [X]
              ---

AXP Variable Portfolio - Investment Series, Inc.
200 AXP Financial Center
Minneapolis, Minnesota 55474

Leslie L. Ogg - 901 S. Marquette Ave., Suite 2810,
Minneapolis, MN  55402-3268
(612) 330-9283

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[X] 60 days after filing  pursuant to paragraph  (a)(1)
[ ] on (date) pursuant to paragraph  (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

American Express(R)

Variable Portfolio Funds


PROSPECTUS/OCT. 29, 2004





AXP(R) Variable Portfolio - Cash Management Fund

AXP(R) Variable Portfolio - Core Bond Fund

AXP(R) Variable Portfolio - Diversified Bond Fund

AXP(R) Variable Portfolio - Diversified Equity Income Fund


AXP(R) Variable Portfolio - Equity Select Fund


AXP(R) Variable Portfolio - Global Bond Fund

AXP(R) Variable Portfolio - Growth Fund

AXP(R) Variable Portfolio - High Yield Bond Fund


AXP(R) Variable Portfolio - Income Opportunities Fund

AXP(R) Variable Portfolio - Inflation Protected Securities Fund

AXP(R) Variable Portfolio - Large Cap Equity Fund


AXP(R) Variable Portfolio - Large Cap Value Fund

AXP(R) Variable Portfolio - Managed Fund

AXP(R) Variable Portfolio - New Dimensions Fund(R)

AXP(R) Variable Portfolio - Partners Select Value Fund

AXP(R) Variable Portfolio - Partners Small Cap Value Fund

AXP(R) Variable Portfolio - S&P 500 Index Fund

AXP(R)Variable Portfolio - Short Duration U.S. Government Fund

AXP(R) Variable Portfolio - Small Cap Advantage Fund

AXP(R) Variable Portfolio - Strategy Aggressive Fund


AXP(R) Variable Portfolio - Threadneedle Emerging Markets Fund

AXP(R) Variable Portfolio - Threadneedle International Fund


Please note that each Fund:

o    is not a bank deposit

o    is not federally insured

o    is not endorsed by any bank or government agency

o    is not guaranteed to achieve its goal


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.


This prospectus may contain information on Funds not available under your variable annuity contract or life insurance policy. Please refer to your variable annuity contract or life insurance policy prospectus for information regarding the investment options available to you.

These securities are not deposits or obligations of, or guaranteed by, any bank or an affiliate of any bank, nor are they insured by the Federal Deposit Insurance Corporation (FDIC), or any other agency of the United States, or any bank or an affiliate of any bank; and are subject to investment risks including possible loss of value.

Table of Contents


TAKE A CLOSER LOOK AT:

The Funds                                                            4p
AXP Variable Portfolio - Cash Management Fund                        4p
Goal                                                                 4p
Principal Investment Strategies                                      4p
Principal Risks                                                      4p
Past Performance                                                     5p
Management                                                           6p
AXP Variable Portfolio - Core Bond Fund                              6p
Goal                                                                 6p
Principal Investment Strategies                                      6p
Principal Risks                                                      7p
Past Performance                                                     7p
Management                                                           7p
Other Securities and Investment Strategies                           8p
AXP Variable Portfolio - Diversified Bond Fund                       8p
Goal                                                                 8p
Principal Investment Strategies                                      8p
Principal Risks                                                      9p
Past Performance                                                     9p
Management                                                          10p
Other Securities and Investment Strategies                          10p
AXP Variable Portfolio - Diversified Equity Income Fund             11p
Goal                                                                11p
Principal Investment Strategies                                     11p
Principal Risks                                                     11p
Past Performance                                                    12p
Management                                                          13p
Other Securities and Investment Strategies                          13p
AXP Variable Portfolio - Equity Select Fund                         13p
Goal                                                                13p
Principal Investment Strategies                                     13p
Principal Risks                                                     14p
Past Performance                                                    14p
Management                                                          15p
Other Securities and Investment Strategies                          15p
AXP Variable Portfolio - Global Bond Fund                           15p
Goal                                                                15p
Principal Investment Strategies                                     15p
Principal Risks                                                     16p
Past Performance                                                    17p
Management                                                          18p
Other Securities and Investment Strategies                          18p
AXP Variable Portfolio - Growth Fund                                18p
Goal                                                                18p
Principal Investment Strategies                                     18p
Principal Risks                                                     19p
Past Performance                                                    20p
Management                                                          21p
Other Securities and Investment Strategies                          21p
AXP Variable Portfolio - High Yield Bond Fund                       21p
Goal                                                                21p
Principal Investment Strategies                                     21p
Principal Risks                                                     22p
Past Performance                                                    22p
Management                                                          23p
Other Securities and Investment Strategies                          23p
AXP Variable Portfolio - Income Opportunities Fund                  24p
Goal                                                                24p
Principal Investment Strategies                                     24p
Principal Risks                                                     24p
Past Performance                                                    25p
Management                                                          25p
Other Securities and Investment Strategies                          25p
AXP Variable Portfolio - Inflation Protected Securities Fund        26p
Goal                                                                26p
Principal Investment Strategies                                     26p
Principal Risks                                                     26p
Past Performance                                                    27p
Management                                                          27p
Other Securities and Investment Strategies                          27p
AXP Variable Portfolio - Large Cap Equity Fund                      28p
Goal                                                                28p
Principal Investment Strategies                                     28p
Principal Risks                                                     28p
Past Performance                                                    29p
Management                                                          29p
Other Securities and Investment Strategies                          30p
AXP Variable Portfolio - Large Cap Value Fund                       30p
Goal                                                                30p
Principal Investment Strategies                                     30p
Principal Risks                                                     30p
Past Performance                                                    31p
Management                                                          31p
Other Securities and Investment Strategies                          31p


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2p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

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AXP Variable Portfolio - Managed Fund                                  31p
Goal                                                                   31p
Principal Investment Strategies                                        31p
Principal Risks                                                        32p
Past Performance                                                       33p
Management                                                             34p
Other Securities and Investment Strategies                             34p
AXP Variable Portfolio - New Dimensions Fund                           35p
Goal                                                                   35p
Principal Investment Strategies                                        35p
Principal Risks                                                        35p
Past Performance                                                       36p
Management                                                             37p
Other Securities and Investment Strategies                             37p
AXP Variable Portfolio - Partners Select Value Fund                    37p
Goal                                                                   37p
Principal Investment Strategies                                        37p
Principal Risks                                                        38p
Past Performance                                                       38p
Management                                                             38p
Other Securities and Investment Strategies                             39p
AXP Variable Portfolio - Partners Small Cap Value Fund                 39p
Goal                                                                   39p
Principal Investment Strategies                                        39p
Principal Risks                                                        40p
Past Performance                                                       41p
Management                                                             42p
Other Securities and Investment Strategies                             44p
AXP Variable Portfolio - S&P 500 Index Fund                            45p
Goal                                                                   45p
Principal Investment Strategies                                        45p
Principal Risks                                                        45p
Past Performance                                                       46p
Management                                                             47p
AXP Variable Portfolio -Short Duration U.S. Government Fund            47p
Goal                                                                   47p
Principal Investment Strategies                                        47p
Principal Risks                                                        48p
Past Performance                                                       49p
Management                                                             50p
Other Securities and Investment Strategies                             50p
AXP Variable Portfolio - Small Cap Advantage Fund                      50p
Goal                                                                   50p
Principal Investment Strategies                                        50p
Principal Risks                                                        51p
Past Performance                                                       51p
Management                                                             52p
Other Securities and Investment Strategies                             53p
AXP Variable Portfolio - Strategy Aggressive Fund                      53p
Goal                                                                   53p
Principal Investment Strategies                                        53p
Principal Risks                                                        53p
Past Performance                                                       54p
Management                                                             55p
Other Securities and Investment Strategies                             55p
AXP Variable Portfolio - Threadneedle Emerging Markets Fund            55p
Goal                                                                   55p
Principal Investment Strategies                                        55p
Principal Risks                                                        56p
Past Performance                                                       57p
Management                                                             58p
Other Securities and Investment Strategies                             58p
AXP Variable Portfolio - Threadneedle International Fund               58p
Goal                                                                   58p
Principal Investment Strategies                                        58p
Principal Risks                                                        59p
Past Performance                                                       60p
Management                                                             61p
Other Securities and Investment Strategies                             61p
Fees and Expenses                                                      62p
Buying and Selling Shares                                              64p
Valuing Fund Shares                                                    64p
Purchasing Shares                                                      64p
Transferring/Selling Shares                                            64p
Distributions and Taxes                                                64p
Other Information                                                      65p
Financial Highlights                                                   66p


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3p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

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The Funds


References to "Fund" throughout this prospectus refer to AXP Variable  Portfolio
- Cash Management Fund, AXP Variable Portfolio - Core Bond Fund, AXP Variable Portfolio - Diversified Bond Fund, AXP Variable Portfolio - Diversified Equity Income Fund, AXP Variable Portfolio - Equity Select Fund, AXP Variable Portfolio
- Global Bond Fund, AXP Variable Portfolio - Growth Fund, AXP Variable Portfolio
- High Yield Bond Fund, AXP Variable Portfolio - Income Opportunities Fund, AXP Variable Portfolio - Inflation Protected Securities Fund, AXP Variable Portfolio
- Large Cap Equity Fund, AXP Variable Portfolio - Large Cap Value Fund, AXP Variable Portfolio - Managed Fund, AXP Variable Portfolio - New Dimensions Fund, AXP Variable Portfolio - Partners Select Value Fund, AXP Variable Portfolio - Partners Small Cap Value Fund, AXP Variable Portfolio - S&P 500 Index Fund, AXP Variable Portfolio - Short Duration U.S. Government Fund, AXP Variable Portfolio
- Small Cap Advantage Fund, AXP Variable Portfolio - Strategy Aggressive Fund, AXP Variable Portfolio - Threadneedle Emerging Markets Fund and AXP Variable Portfolio - Threadneedle International Fund, singularly or collectively as the context requires.


A  Fund  may  have  a  name,  portfolio  manager,  objectives,   strategies  and
characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Each Fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each Fund may differ significantly from any publicly-traded retail mutual fund.

Please remember that you may not buy (nor will you own) shares of the Fund directly. You invest by buying a variable annuity contract or life insurance policy and allocating your purchase payments to the variable subaccount or variable account (the subaccounts) that invests in the Fund.

AXP Variable Portfolio - Cash Management Fund

GOAL


The Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Because any investment involves risk, achieving this goal cannot be guaranteed.


PRINCIPAL INVESTMENT STRATEGIES

The Fund's assets primarily are invested in money market instruments, such as marketable debt obligations issued by the U.S. government or its agencies, bank certificates of deposit, bankers' acceptances, letters of credit, and commercial paper, including asset-backed commercial paper. The Fund may invest more than 25% of its total assets in U.S. banks, U.S. branches of foreign banks and U.S. government securities. Additionally, the Fund may invest up to 25% of its total assets in U.S. dollar-denominated foreign investments.

Because the Fund seeks to maintain a constant net asset value of $1.00 per share, capital appreciation is not expected to play a role in the Fund's return. The Fund's yield will vary from day-to-day.

The Fund restricts its investments to instruments that meet certain maturity and quality standards required by the Securities and Exchange Commission (SEC) for money market funds. For example, the Fund:

o    Limits its average portfolio maturity to ninety days or less.

o    Buys obligations with remaining maturities of 397 days or less.

o Buys only obligations that are denominated in U.S. dollars and present minimal credit risk.


In pursuit of the Fund's goal, American Express Financial Corporation (AEFC), the Fund's investment manager, chooses investments by:


o Considering opportunities and risks given current interest rates and anticipated interest rates.

o Purchasing securities based on the timing of cash flows in and out of the Fund.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:

o The issuer's credit rating declines or AEFC expects a decline (the Fund, in certain cases, may continue to own securities that are down-graded until AEFC believes it is advantageous to sell).

o    Political, economic, or other events could affect the issuer's performance.

o    AEFC identifies a more attractive opportunity.

o The issuer or the security continues to meet the other standards described above.


For more information on strategies and holdings, see the Fund's Statement of Additional Information (SAI) and its annual and semiannual reports.


PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Although the Fund's share price has remained constant in the past, THE FUND CANNOT GUARANTEE THAT IT WILL ALWAYS BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Principal risks associated with an investment in the Fund include:

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4p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

     Reinvestment Risk

     Inflation Risk

     Credit Risk

     Sector/Concentration Risk

Reinvestment Risk

The risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

Inflation Risk

Also known as purchasing power risk, inflation risk measures the effects of continually rising prices on investments. If an investment's yield is lower than the rate of inflation, your money will have less purchasing power as time goes on.

Credit Risk

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note).

Sector/Concentration Risk

Investments that are concentrated in a particular issuer, geographic region, or sector will be more susceptible to changes in price (the more you diversify, the more you spread risk). For example, if the Fund concentrates its investments in banks, the value of these investments may be adversely affected by economic or regulatory developments in the banking industry.

PAST PERFORMANCE

The following bar chart and table indicate the risks and variability of investing in the Fund by showing how the Fund's performance varied for each full calendar year shown on the chart below.

How the Fund performed in the past does not indicate how the Fund will perform in the future.


                    AXP VP - Cash Management Fund Performance

                            (based on calendar years)

                1994 1995 1996 1997 1998 1999 2000 2001 2002 2003

During the period shown in the bar chart, the highest return for a calendar quarter was ____% (quarter ending _____________) and the lowest return for a calendar quarter was _____% (quarter ending ____________).

The Fund's year to date return as of Sept. 30, 2004 was _______%.

Average Annual Total Returns (as of Dec. 31, 2003)

                                  1 year         5 years        10 years

AXP VP - Cash Management Fund        %                %                 %


This table shows total returns from hypothetical investments in shares of the Fund. The results do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown.

For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.

Yield Information


For current 7-day yield information, call (800) 862-7919 and select option #2.


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5p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

MANAGEMENT

The team that manages the Fund's portfolio is led by:


Jamie Jackson, Portfolio Manager

o    Leader of the liquid assets sector team.

o    Joined AEFC in June 2003.

o Prior to that, co-head of U.S. Investment Grade Fixed Income, UBS Global Asset Management from 1997 to 2003, responsible for strategy formulating and trading.

o    Began investment career in 1988.

o    MBA, Marquette University.


AEFC's investment professionals who manage fixed income funds are organized into teams. Each team specializes in a particular sector of the fixed income market.

AXP Variable Portfolio - Core Bond Fund

GOAL

The Fund seeks to provide shareholders with a high total return through current income and capital appreciation. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, the Fund invests at least 80% of its net assets in bonds and other debt securities. Although the Fund is not an index fund, it invests primarily in intermediate-term (5-12 years) investment grade securities that are included in the Lehman Brothers Aggregate Bond Index (the "Index"). The Index includes securities issued by the U.S. government, corporate securities and mortgage- and asset-backed securities. The Fund will not invest in securities rated below investment grade (junk bonds), although it may hold securities that have been downgraded. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.


In pursuit of the Fund's goal, AEFC, the Fund's investment manager, chooses investments by:

o Evaluating the portfolio's total exposure to the sectors, industries and securities relative to the Index.

o Analyzing factors such as credit quality, interest rate outlook and price to select the most attractive securities within each sector.


o Targeting an average portfolio duration of 4 to 6 years. Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to changes in interest rates. For example, a five year duration means a bond is expected to decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%.


The Fund's investment process employs significant risk controls that are designed to maintain risk levels to be comparable to the Index. These controls include review of effective duration and limitation on sector allocations, industry concentration and the size of individual positions.

In evaluating whether to sell a security, AEFC considers, among other factors:

o The portfolio's total exposure to the sectors, industries and securities relative to the Index.

o    Whether a security's rating change or vulnerability to a change.

o    Whether a sector or industry is experiencing change.

o    Changes in the interest rate or economic outlook.

o    Whether AEFC identifies a more attractive opportunity.

Unusual Market Conditions


During unusual market conditions, the Fund may invest more of its assets in short-term obligations such as government securities and commercial paper than during normal market conditions. Although investing in these securities would serve primarily to avoid losses, this type of investing could prevent the Fund from achieving its investment objective. During these times, the Fund may trade its portfolio securities more frequently. Frequent trading could result in increased fees and expenses.


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6p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

     Market Risk

     Interest Rate Risk

     Credit Risk

     Call/Prepayment Risk

Market Risk


The market value of securities may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.


Interest Rate Risk


The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a bond, the greater its sensitivity to changes in interest rates.


Credit Risk

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to change in interest rates. Junk bonds have greater price fluctuations and are more likely to experience a default than investment grade bonds.

Call/Prepayment Risk


The risk that a bond or other security might be called (or otherwise converted, prepaid, or redeemed) before maturity. This type of risk is closely related to reinvestment risk, which is the risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

PAST PERFORMANCE

The bar chart and past performance table are not presented because the Fund has not had a full calendar year of operations.

When available the Fund intends to compare its performance to the Lehman Brothers Aggregate Bond Index, an unmanaged index, made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. The index is frequently used as a general measure of bond market performance. However, the securities used to create the index may not be representative of the bonds held in the Fund.


The Fund also intends to compare its performance to the Lipper Intermediate Investment Grade Funds Index, an index published by Lipper Inc., that includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

MANAGEMENT

The team that manages the Fund's portfolio is led by:


Jamie Jackson, CFA, Co-Portfolio Manager

o    Co-Managed the Fund since June 2003.

o    Leader of the liquid assets sector team.

o    Joined AEFC in June 2003.

o Prior to that, co-head of U.S. Investment Grade Fixed Income, UBS Global Asset Management from 1997 to 2003, responsible for strategy formulating and trading.

o    Began investment career in 1988.

o    MBA, Marquette University.

Scott Kirby, Co-Portfolio Manager

o    Co-Managed the Fund since June 2003.

o    Leader of the structured assets team.

o Joined AEFC in 1979, worked at Citicorp Mortgage 1985-1986 and returned to AEFC in 1987.

o    Began investment career in 1983.

o    MBA, University of Minnesota.


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7p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Tom Murphy, CFA, Co-Portfolio Manager

o    Co-Managed the Fund since 2003.


o    Leader of the investment grade corporate bond sector team.

o    Joined AEFC in 2002.

o Prior to that, Managing Director and Portfolio Manager, BlackRock Financial Management, in 2002. Prior to that, various positions at Zurich Scudder from 1992 to 2002.

o    Began investment career in 1986.

o    MBA, University of Michigan.

AEFC's investment professionals who manage fixed income funds are organized into teams. Each team specializes in a particular sector of the fixed income market.

OTHER SECURITIES AND INVESTMENT STRATEGIES


The Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as convertible securities and preferred stocks. Additionally, the Fund may use derivative instruments such as futures, options, and forward contracts to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.


For more information on strategies and holdings, see the Fund's SAI.

AXP Variable Portfolio - Diversified Bond Fund

GOAL

The Fund seeks to provide shareholders with a high level of current income while attempting to conserve the value of the investment for the longest period of time. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, at least 80% of the Fund's net assets will be invested in bonds. Of that 80%, at least 50% will be invested in intermediate-term (5-12 years) investment grade securities that comprise the Lehman Brothers Aggregate Bond Index. The Index includes securities issued by the U.S. government, corporate bonds, and mortgage- and asset-backed securities. Although the Fund emphasizes high- and medium-quality debt securities, it will assume some credit risk to achieve higher yield and/or capital appreciation by buying lower-quality (junk) bonds. The Fund may invest up to 15% in foreign investments, which may include investments in emerging markets. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

The selection of debt obligations is the primary decision in building the investment portfolio. In pursuit of the Fund's goal, AEFC, the Fund's investment manager, chooses investments by:

o Evaluating the portfolio's total exposure to the sector, industry and security relative to the Index.

o Analyzing factors such as credit quality, interest rate outlook and price to select securities within each sector.

o    Investing  in  lower-quality   (junk)  bonds  and  foreign  investments  as
     opportunities permit.


o Targeting an average portfolio duration of 4-6 years. Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to changes in interest rates. For example, a five year duration means a bond is expected to decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%.


In evaluating whether to sell a security, AEFC considers, among other factors:

o The portfolio's total exposure to the sector, industry and security relative to the Index.

o    A security's rating has changed or is vulnerable to a change.

o    A sector or industry is experiencing change.

o    The interest rate or economic outlook changes.

o    AEFC identifies a more attractive opportunity.

Unusual Market Conditions


During unusual market conditions, the Fund may invest more of its assets in money market securities than during normal market conditions. Although the Fund primarily will invest in these securities to avoid losses, this type of investing also could cause the Fund to lose opportunity to participate in market improvement. During these times, AEFC may make frequent securities trades that could result in increased fees and expenses.


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8p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

     Credit Risk

     Interest Rate Risk

     Call/Prepayment Risk

     Market Risk

Credit Risk

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. Junk bonds have greater price fluctuations and are more likely to experience a default than investment grade bonds.

Interest Rate Risk


The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a bond, the greater its sensitivity to changes in interest rates.


Call/Prepayment Risk

The risk that a bond or other security might be called (or otherwise converted, prepaid, or redeemed) before maturity. This type of risk is closely related to reinvestment risk, which is the risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

Market Risk


The market value of securities may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.


PAST PERFORMANCE

The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance varied for each full calendar year shown on the chart below, and

o how the Fund's average annual total returns compare to other recognized indexes.

How the Fund performed in the past does not indicate how the Fund will perform in the future.


                   AXP VP - Diversified Bond Fund Performance

                            (based on calendar years)

                1994 1995 1996 1997 1998 1999 2000 2001 2002 2003


During the period shown in the bar chart, the highest return for a calendar quarter was _____% (quarter ending _____) and the lowest return for a calendar quarter was _____% (quarter ending _____).

The Fund's year to date return as of Sept. 30, 2004 was _____%.


--------------------------------------------------------------------------------
9p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Average Annual Total Returns (as of Dec. 31, 2003)

                                            1 year        5 years     10 years

AXP VP - Diversified Bond Fund                  %            %             %

Lehman Brothers Aggregate Bond Index            %            %             %

Lipper Intermediate Investment Grade Index      %            %             %


This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown.

For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.

Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the Fund.

The Lipper Intermediate Investment Grade Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

The securities included in the indexes may not be the same as those held by the Fund.

MANAGEMENT

The team that manages the Fund's portfolio is led by:


Jamie Jackson, CFA, Co-Portfolio Manager

o    Co-Managed the Fund since June 2003.

o    Leader of the liquid assets sector team.

o    Joined AEFC in June 2003.

o Prior to that, co-head of U.S. Investment Grade Fixed Income, UBS Global Asset Management from 1997 to 2003 responsible for strategy formulating and trading.

o    Began investment career in 1988.

o    MBA, Marquette University.

Scott Kirby, Co-Portfolio Manager

o    Co-Managed the Fund since June 2003.

o    Leader of the structured assets team.

o Joined AEFC in 1979, worked at Citicorp Mortgage 1985-1986 and returned to AEFC in 1987.

o    Began investment career in 1983.

o    MBA, University of Minnesota.

Tom Murphy, Co-Portfolio Manager

o    Co-Managed the Fund since 2002.


o    Leader of the investment grade corporate bond sector team.

o    Joined AEFC in 2002.

o Prior to that, Managing Director and Portfolio Manager, BlackRock Financial Management, in 2002. Prior to that, various positions at Zurich Scudder from 1992 to 2002.

o    Began investment career in 1986.

o    MBA, University of Michigan.

AEFC's investment professionals who manage fixed income funds are organized into teams. Each team specializes in a particular sector of the fixed income market.

OTHER SECURITIES AND INVESTMENT STRATEGIES


The Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as money market securities, common stocks, preferred stocks and convertible securities. Additionally, the Fund may use derivative instruments such as futures, options, and forward contracts to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.


For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

--------------------------------------------------------------------------------
10p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

AXP Variable Portfolio - Diversified Equity Income Fund

GOAL

The Fund seeks to provide shareholders with a high level of current income and, as a secondary goal, steady growth of capital. Because any investment involves risk, achieving these goals cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in equity securities. Under normal market conditions, the Fund will invest at least 80% of its net assets in dividend-paying common and preferred stocks. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

In pursuit of the Fund's goal, AEFC, the Fund's investment manager, chooses equity investments by:


o    Identifying stocks that are selling at low prices in relation to:

     o    current and projected earnings;

     o    current and projected dividends; and

     o    historic price levels.


o    Identifying companies with moderate growth potential based on:

     o    effective management (considering overall performance); and


     o    financial strength.

o    Identifying companies with dividend-paying stocks.


In evaluating whether to sell a security, AEFC considers, among other factors, whether:

o    The security is overvalued relative to alternative investments.

o    The security has reached AEFC's price objective.

o    The company has met AEFC's earnings and/or growth expectations.

o The company or the security continues to meet the other standards described above.

Unusual Market Conditions


During unusual market conditions, the Fund may invest more of its assets in money market securities or commercial paper than during normal market conditions. Although investing in these securities would serve primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees and expenses.


PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

     Issuer Risk

     Market Risk

     Sector/Concentration Risk

     Style Risk

Issuer Risk


An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.


Market Risk


The market value of securities may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.


Sector/Concentration Risk

Investments that are concentrated in a particular issuer, geographic region, or sector will be more susceptible to changes in price (the more you diversify, the more you spread risk).

Style Risk

The Fund's management strategy will influence performance significantly. Securities in which the Fund invests could fall out of favor with the market, causing the Fund to underperform funds that invest primarily in other types of securities. If the manager's stock selection strategy does not perform as expected, the Fund could underperform its peers.

--------------------------------------------------------------------------------
11p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

PAST PERFORMANCE

The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance varied for each full calendar year shown on the chart below, and

o how the Fund's average annual total returns compare to other recognized indexes.

How the Fund performed in the past does not indicate how the Fund will perform in the future.


               AXP VP - Diversified Equity Income Fund Performance

                            (based on calendar years)

                1994 1995 1996 1997 1998 1999 2000 2001 2002 2003

During the period shown in the bar chart, the highest return for a calendar quarter was ____% (quarter ending __________) and the lowest return for a calendar quarter was ____% (quarter ending _________).

The Fund's year to date return as of Sept. 30, 2004 was _____%.

Average Annual Total Returns (as of Dec. 31, 2003)

                                              1 year        Since inception

AXP VP - Diversified Equity Income Fund          %              %(a)

Russell 1000(R)Value Index                       %              %(b)

Lipper Equity Income Funds Index                 %              %(b)


(a) Inception date was Sept. 15, 1999.

(b) Measurement period started Oct. 1, 1999.

This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown.

For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.


Russell  1000(R) Value Index,  an unmanaged  index,  measures the performance of
those  Russell  1000  companies  with  lower  price-to-book   ratios  and  lower
forecasted growth values.


The Lipper Equity Income Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

The securities included in the indexes may not be the same as those held by the Fund.

--------------------------------------------------------------------------------
12p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

MANAGEMENT


Warren Spitz, Senior Portfolio Manager


o    Managed the Fund since 2000.


o    Joined AEFC in 2000 as a Senior Portfolio Manager.

o Prior to that, Portfolio Manager, Prudential Global Asset Management, from 1987 to 2000.


o    Began investment career in 1984.

o    MBA, University of Pennsylvania, Wharton School.


Steve Schroll, Associate Portfolio Manager

o    Managed the Fund since 2004.

o    Joined AEFC in 1998 as a Senior Security Analyst in the finance sector.

o    Began investment career in 1981.

o    MBA, University of Minnesota.

Laton Spahr, Associate Portfolio Manager

o    Managed the Fund since 2004.

o    Joined AEFC in 2001 as a Security Analyst.

o Prior to that, Sector Analyst in research at Holland Capital Management, from 2000 to 2001. Prior to that, Statistical Research intern at Freiss Associates from 1998 to 1999.

o    Began investment career in 1999.

o    MS, University of Wisconsin, Applied Securities Analysis Program.


OTHER SECURITIES AND INVESTMENT STRATEGIES


The Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as foreign securities, convertible securities, debt obligations including bonds and commercial paper of any rating, and money market securities. Additionally, the Fund may use derivative instruments such as futures, options, and forward contracts to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.


For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

AXP Variable Portfolio - Equity Select Fund

GOAL

The Fund seeks to provide shareholders with growth of capital. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, the Fund will invest at least 80% of its net assets in equity securities. The Fund invests primarily in medium-sized companies. The Fund considers medium-sized companies to be those whose market capitalization falls within the range of companies in the Russell MidCap(R) Index. The market capitalization within the Index will vary, but as of ________, the range was between $____ billion and $____ billion. The Fund may also invest in companies with higher and lower market capitalization. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.


In pursuit of the Fund's goal, AEFC, the Fund's investment manager, chooses equity investments by:

o    Identifying small, medium and large companies with:

     o    effective management,

     o    financial strength,

     o    growth potential, and

     o    competitive market position.

o Considering opportunities and risks by overall market conditions and industry outlook.

o Identifying sectors with growth potential and weighting purchases in those sectors more heavily.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:

o    The security is overvalued relative to alternative investments.

o The security has reached AEFC's price objective (what AEFC considers to be fair market value).

o    The company has met AEFC's earnings and/or growth expectations.

o    Political,   economic,   or  other  events   could  affect  the   company's
     performance.

o The company or the security continues to meet the other standards described above.

--------------------------------------------------------------------------------
13p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Unusual Market Conditions


During unusual market conditions, the Fund may invest more of its assets in money market securities than during normal market conditions. Although investing in these securities would serve primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees and expenses.


PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

     Market Risk

     Style Risk

     Issuer Risk

     Small and Medium Company Risk

Market Risk


The market value of securities may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.


Style Risk

The Fund purchases growth stocks based on the expectation that the companies will have strong growth in earnings. The price paid often reflects an expected rate of growth. If that growth fails to occur, the price of the stock may decline quickly.

Issuer Risk


An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.


Small and Medium Company Risk

Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. Additionally, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

PAST PERFORMANCE

The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance varied for each full calendar year shown on the chart below, and

o how the Fund's average annual total returns compare to other recognized indexes.

How the Fund performed in the past does not indicate how the Fund will perform in the future.


                     AXP VP - Equity Select Fund Performance

                            (based on calendar years)

                1994 1995 1996 1997 1998 1999 2000 2001 2002 2003

During the period shown in the bar chart, the highest return for a calendar quarter was ___% (quarter ending ____________) and the lowest return for a calendar quarter was _____% (quarter ending _____________).

The Fund's year to date return as of Sept. 30, 2004 was _____%.


--------------------------------------------------------------------------------
14p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Average Annual Total Returns (as of Dec. 31, 2003)

                                          1 year             Since inception

AXP VP - Equity Select Fund                  %                    %(a)

Russell MidCap(R)Growth Index                %                    %(b)

Lipper Mid-Cap Growth Funds Index            %                    %(b)


(a) Inception date was May 1, 2001.

(b) Measurement period started May 1, 2001.

This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown.

For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.

Russell MidCap(R) Growth Index, an unmanaged index, measures the performance of those Russell MidCap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index.

The Lipper Mid-Cap Growth Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

The securities included in the indexes may not be the same as those held by the Fund.

MANAGEMENT

Duncan J. Evered, Portfolio Manager

o    Managed the Fund since 2000.

o    Joined AEFC in 1994.

o    Began investment career in 1984.

o    MBA, Stanford University.

OTHER SECURITIES AND INVESTMENT STRATEGIES


The Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as foreign securities, money market securities, convertible securities and debt obligations in the four highest ratings. Additionally, the Fund may use derivative instruments such as futures, options, and forward contracts to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.

For more information on strategies and holdings, see the Fund's SAI and the annual and semiannual reports.

AXP Variable Portfolio - Global Bond Fund

GOAL

The Fund seeks to provide shareholders with high total return through income and growth of capital. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a non-diversified mutual fund that invests primarily in debt obligations of U.S. and foreign issuers. Under normal market conditions, at least 80% of the Fund's net assets will be invested in investment-grade corporate or government debt obligations including money market instruments of issuers located in at least three different countries. Although the Fund emphasizes high- and medium-quality debt securities, it may assume some credit risk to achieve higher dividends and/or capital appreciation by buying below investment grade bonds (junk bonds). The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

In pursuit of the Fund's goal, AEFC, the Fund's investment manager, chooses investments by:

o    Considering opportunities and risks by credit rating and currency.

o    Identifying investment-grade U.S. and foreign bonds.

o    Identifying below investment-grade U.S. and foreign bonds.

o Identifying bonds that can take advantage of currency movements and interest rate differences among nations.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:

o    The security is overvalued.

o    The security continues to meet the standards described above.


--------------------------------------------------------------------------------
15p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

AEFC closely monitors the Fund's exposure to foreign currency fluctuations. From time to time, AEFC may purchase derivative instruments such as futures, options and forward contracts to hedge against currency fluctuations.

Unusual Market Conditions

During unusual market conditions, the Fund may invest more of its assets in money market securities than during normal market conditions. Although investing in these securities would serve primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees and expenses.


PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. In addition, since the Fund is a non-diversified mutual fund, it may concentrate its investments in securities of fewer issuers than would a diversified fund. Accordingly, the Fund may have more risk than mutual funds that have broader diversification. Principal risks associated with an investment in the Fund include:

     Interest Rate Risk

     Foreign/Emerging Markets Risk

     Credit Risk

     Liquidity Risk


     Call/Prepayment Risk

     Sector/Concentration Risk


Interest Rate Risk


The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a debt obligation, the greater its sensitivity to changes in interest rates.


Foreign/Emerging Markets Risk

The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing and financial reporting standards), the possibility of government-imposed restrictions and even the nationalization of assets.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social and political) in emerging market countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners and hostile relations with neighboring countries.

Credit Risk

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. They have greater price fluctuations and are more likely to experience a default.

Liquidity Risk


Securities may be difficult or impossible to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments, or forego an investment opportunity.

Call/Prepayment Risk


The risk that a bond or other security might be called (or otherwise converted, prepaid, or redeemed) before maturity. This type of risk is closely related to reinvestment risk, which is the risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.


Sector/Concentration Risk

Investments that are in a particular issuer, geographic region, or sector will be more susceptible to changes in the price (the more you diversify, the more you spread risk).


--------------------------------------------------------------------------------
16p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

PAST PERFORMANCE

The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance varied for each full calendar year shown on the chart below, and

o how the Fund's average annual total returns compare to other recognized indexes.

How the Fund performed in the past does not indicate how the Fund will perform in the future.


                      AXP VP - Global Bond Fund Performance

                            (based on calendar years)

                1994 1995 1996 1997 1998 1999 2000 2001 2002 2003



During the period shown in the bar chart, the highest return for a calendar quarter was ____% (quarter ending ___________) and the lowest return for a calendar quarter was _____% (quarter ending ___________).

The Fund's year to date return as of Sept. 30, 2004 was ______%.

Average Annual Total Returns (as of Dec. 31, 2003)

                                           1 year     5 years   Since inception

AXP VP - Global Bond Fund                      %         %          %(a)

Lehman Brothers Global Aggregate Index         %         %          %(b)

Lipper Global Income Funds Index               %         %          %(b)


(a) Inception date was May 1, 1996.

(b) Measurement period started May 1, 1996.

This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown.

For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.

The Lehman Brothers Global Aggregate Index, an unmanaged market capitalization weighted benchmark, tracks the performance of investment grade fixed income securities denominated in 13 currencies. The index reflects the reinvestment of all income and changes in market prices, but exclude brokerage commissions or other fees.


The Lipper Global Income Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

The securities included in the indexes may not be the same as those held by the Fund.


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17p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

MANAGEMENT

The team that manages the Fund's portfolio is led by:

Nicholas Pifer, CFA, Portfolio Manager

o    Managed the Fund since 2000.

o    Leader of the global sector team.

o    Joined AEFC in 2000.

o Prior to that, Fixed Income Portfolio Manager, Investment Advisers, Inc., 1997 to 2000.

o    Began investment career in 1990.

o    MA, Johns Hopkins University School of Advanced International Studies.

AEFC's investment professionals who manage fixed income funds are organized into teams. Each team specializes in a particular sector of the fixed income market.

OTHER SECURITIES AND INVESTMENT STRATEGIES


The Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as preferred stocks and convertible securities. Additionally, the Fund may use derivative instruments such as futures, options, and forward contracts to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.


For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

AXP Variable Portfolio - Growth Fund

GOAL

The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in common stocks that appear to offer growth opportunities. These growth opportunities could result from new management, market developments, or technological superiority. The Fund may invest up to 25% of its total assets in foreign investments.

In pursuit of the Fund's goal, AEFC, the Fund's investment manager, chooses investments by identifying companies that AEFC believes have above-average long-term growth potential based on:

o    Effective management.

o    Financial strength.

o    Competitive market or product position.

o    Technological advantage relative to other companies.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:

o    The security is overvalued relative to other potential investments.

o    The security has reached AEFC's price objective.

o    The company has met AEFC's earnings and/or growth expectations.

o Political, economic, or other events could affect the company's other security's performance.

o    AEFC identifies a more attractive opportunity.

Unusual Market Conditions


During unusual market conditions, the Fund may invest more of its assets in money market securities than during normal market conditions. Although investing in these securities would serve primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, the Fund may trade its portfolio securities more frequently. Frequent trading could result in increased fees and expenses.


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18p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

PRINCIPAL RISKS

This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

     Market Risk

     Issuer Risk

     Style Risk

     Foreign Risk

Market Risk


The market value of securities may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.


Issuer Risk

An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Style Risk

The Fund purchases growth stocks based on the expectation that the companies will have strong growth in earnings. The price paid often reflects an expected rate of growth. If that growth fails to occur, the price of the stock may decline significantly and quickly.

Foreign Risk

The following are all components of foreign risk:

Country risk includes the political, economic and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing and financial reporting standards), the possibility of government-imposed restrictions and even the nationalization of assets.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

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19p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

PAST PERFORMANCE

The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance varied for each full calendar year shown on the chart below, and

o how the Fund's average annual total returns compare to other recognized indexes.

How the Fund performed in the past does not indicate how the Fund will perform in the future.


                        AXP VP - Growth Fund Performance

                            (based on calendar years)

                1994 1995 1996 1997 1998 1999 2000 2001 2002 2003



During the period shown in the bar chart, the highest return for a calendar quarter was ____% (quarter ending ____________) and the lowest return for a calendar quarter was ____% (quarter ending __________).

The Fund's year to date return as of Sept. 30, 2004 was ______%.

Average Annual Total Returns (as of Dec. 31, 2003)

                                                 1 year       Since inception

AXP VP - Growth Fund                                 %             %(a)

Russell 1000(R)Growth Index                          %             %(b)

Lipper Large-Cap Growth Funds Index                  %             %(b)


(a) Inception date was Sept. 15, 1999.

(b) Measurement period started Oct. 1, 1999.

This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown.

For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.

The Russell 1000(R) Growth Index, an unmanaged index, measures the performance of the growth subset of the Russell 1000(R) Index, which is composed of the 1,000 largest companies in the U.S. These companies have higher price-to-book ratios and higher forecasted growth values.

The Lipper Large-Cap Growth Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

The securities included in the indexes may not be the same as those held by the Fund.

--------------------------------------------------------------------------------
20p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

MANAGEMENT

Nick Thakore, Portfolio Manager

o    Managed the Portfolio since 2002.

o    Joined AEFC in 2002.

o    Prior to that, Analyst and Portfolio Manager at Fidelity Investments.

o    Began investment career in 1993.

o    MBA, Wharton School at University of Pennsylvania.

OTHER SECURITIES AND INVESTMENT STRATEGIES


The Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as money market securities, preferred stocks, investment grade debt obligations, and convertible securities. Additionally, the Fund may use derivative instruments such as futures, options, and forward contracts to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.


For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

AXP Variable Portfolio - High Yield Bond Fund

GOAL

The Fund seeks to provide shareholders with high current income as its primary goal and, as its secondary goal, capital growth. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund will invest at least 80% of its net assets in high-yielding, high risk corporate bonds (junk bonds). These bonds may be issued by U.S. and foreign companies and governments. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

In pursuit of the Fund's goal, AEFC, the Fund's investment manager, chooses investments by:

o    Reviewing interest rate and economic forecasts.

o    Reviewing credit characteristics.

o    Identifying securities and /or companies that:

     o    have medium and low quality ratings,

     o have similar qualities to securities or companies with medium or low quality ratings, in AEFC's opinion, even though they are not rated or have been given a different rating by a rating agency,

     o    have growth potential,

     o    have the potential for capital appreciation through credit upgrades.

o    Buying securities that are expected to outperform other securities.

o    Aggressively managing the Fund to earn a high total return.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:

o    The interest rate or economic outlook changes.

o    A sector or industry is experiencing change.

o    A security's rating is changed.


o    The security is overvalued relative to alternative investments.


o    The company does not meet AEFC's performance expectations.

o    AEFC wishes to lock in profits.

o    AEFC identifies a more attractive opportunity.

o The issuer or the security continues to meet the other standards described above.

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21p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Unusual Market Conditions


During unusual market conditions, the Fund may invest more of its assets in money market securities than during normal market conditions. Although investing in these securities would serve primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees and expenses.


PRINCIPAL RISKS

This Fund is designed for long-term investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

     Credit Risk

     Market Risk

     Interest Rate Risk

     Call/Prepayment Risk

Credit Risk

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. Junk bonds have greater price fluctuations and are more likely to experience a default than investment-grade bonds.

Market Risk


The market value of securities may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.


Interest Rate Risk


The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a bond, the greater its sensitivity to changes in interest rates.


Call/Prepayment Risk

The risk that a bond or other security might be called (or otherwise converted, prepaid, or redeemed) before maturity. This type of risk is closely related to reinvestment risk, which is the risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

PAST PERFORMANCE

The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance varied for each full calendar year shown on the chart below, and

o how the Fund's average annual total returns compare to other recognized indexes.

How the Fund performed in the past does not indicate how the Fund will perform in the future.


                    AXP VP - High Yield Bond Fund Performance

                            (based on calendar years)

                1994 1995 1996 1997 1998 1999 2000 2001 2002 2003



During the period shown in the bar chart, the highest return for a calendar quarter was _____% (quarter ending ___________) and the lowest return for a calendar quarter was _____% (quarter ending ________).

The Fund's year to date return as of Sept. 30, 2004 was _____%.


--------------------------------------------------------------------------------
22p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Average Annual Total Returns (as of Dec. 31, 2003)

                                     1 year       5 years     Since inception

AXP VP - High Yield Bond Fund            %           %            %(a)

JP Morgan Global High Yield Index        %           %            %(b)

Lipper High Yield Funds Index            %           %            %(b)


(a) Inception date was May 1, 1996.

(b) Measurement period started May 1, 1996.

This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown.

For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.

JP Morgan Global High Yield Index is an unmanaged index used to mirror the investable universe of the U.S. dollar global high yield corporate debt market of both developed and emerging markets. The securities used to create the index may not be representative of the bonds held in the Fund.

The Lipper High Yield Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.


The securities included in the indexes may not be the same as those held by the Fund.


MANAGEMENT

Management of the Fund's portfolio is coordinated by:

Scott Schroepfer, CFA, Portfolio Manager

o    Managed the Fund since 1999.

o    Member of the high yield sector team.

o    Joined AEFC in 1990.

o    Began investment career in 1986.

o    MBA, University of Minnesota.

AEFC's investment professionals who manage fixed income funds are organized into teams. Each team specializes in a particular sector of the fixed income market. Investment decisions for the Fund are made in consultation with the high yield sector team led by Jennifer Ponce de Leon. Jennifer, who holds an MBA from DePaul University, began her investment career in 1989 and joined AEFC in 1997.

OTHER SECURITIES AND INVESTMENT STRATEGIES


The Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as money market securities, convertible securities, common stocks and preferred stocks. Additionally, the Fund may use derivative instruments such as futures, options, and forward contracts to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.


For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

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23p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

AXP Variable Portfolio - Income Opportunities Fund

GOAL

The Fund seeks to provide shareholders with a high total return through current income and capital appreciation. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund's assets are invested primarily in income-producing debt securities, with an emphasis on the higher rated segment of the high-yield (junk bond) market. The Fund will purchase only securities rated B or above, or unrated securities believed to be of the same quality. If a security falls below a B rating, the Fund may continue to hold the security.

In pursuit of the Fund's goal, AEFC, the Fund's investment manager, chooses investments by:

o Analyzing factors such as credit quality, cash flow and price to select the most attractive securities within each sector.

o Seeking broad diversification by allocating investments among various sectors, based on AEFC's assessment of their economic outlook.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:

o    The issuer or the security continues to meet the standards described above.

o    A sector or industry is experiencing change.

o    The interest rate or economic outlook changes.

o    AEFC identifies a more attractive opportunity.

Because the Fund emphasizes high-yield investments, analysis of credit risk is more important in selecting investments than either maturity or duration. While maturity and duration are both closely monitored, neither is a primary factor in the decision making process.

Unusual Market Conditions

During unusual market conditions, the Fund may invest more of its assets in short-term obligations such as government securities and commercial paper than during normal market conditions. Although investing in these securities would serve primarily to avoid losses, this type of investing could prevent the Fund from achieving its investment objective. During these times, the Fund may trade its portfolio securities more frequently. Frequent trading could result in increased fees and expenses.

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

     Market Risk

     Interest Rate Risk

     Credit Risk

     Liquidity Risk

     Call/Prepayment Risk

Market Risk

The market value of securities may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Interest Rate Risk

The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a bond, the greater its sensitivity to changes in interest rates.

Credit Risk

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to change in interest rates. Junk bonds have greater price fluctuations and are more likely to experience a default than investment grade bonds.

Liquidity Risk

The risk that securities may be difficult or impractical to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments or forego an investment opportunity.

Call/Prepayment Risk

The risk that a bond or other security, including mortgage-backed securities, might be called (or otherwise converted, prepaid, or redeemed) before maturity. This type of risk is closely related to reinvestment risk, which is the risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning, resulting in a reduced yield to the Fund.


--------------------------------------------------------------------------------
24p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

PAST PERFORMANCE

The bar chart and past performance table are not presented because the Fund has not had a full calendar year of operations.

When available, the Fund intends to compare its performance to the Merrill Lynch U.S. High Yield Cash Pay BB-B Rated Constrained Index, an unmanaged index of high yield bonds. The index is subject to a 2% cap on allocation to any one issuer. The 2% cap is intended to provide broad diversification and better reflect the overall character of the high yield market. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the Fund.

The Fund also intends to compare its performance to the Lipper High Yield Bond Funds Index, an index published by Lipper Inc. that includes the 30 largest funds that are generally similar to the fund, although some funds in the index may have somewhat different investment policies or objectives.

MANAGEMENT

The Fund's portfolio manager is:

Brian Lavin, CFA, Portfolio Manager

o    Member of the high yield sector team.

o    Joined AEFC in 1994.

o    Began investment career in 1986.

o    MBA, University of Wisconsin - Milwaukee.

AEFC's investment professionals who manage fixed income funds are organized into teams. Each team specializes in a particular sector of the fixed income market. Investment decisions for the Fund are made in consultation with the high yield sector team led by Jennifer Ponce de Leon. Jennifer, who holds an MBA from DePaul University, began her investment career in 1989 and joined AEFC in 1997.

OTHER SECURITIES AND INVESTMENT STRATEGIES

The Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as preferred stocks, convertible securities, bank debt and non income-producing securities, including defaulted securities, and common stocks. Additionally, the Fund may utilize derivative instruments such as futures, options, and forward contracts to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.


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25p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

AXP Variable Portfolio - Inflation Protected Securities Fund

GOAL

The Fund seeks to provide shareholders with total return that exceeds the rate of inflation over the long-term. Achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a non-diversified fund that, under normal market conditions, invests at least 80% of its net assets in inflation-protected debt securities. These securities include inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. The Fund currently intends to focus on inflation-protected debt securities issued by the U.S. Treasury. The Fund invests only in securities rated investment grade. Inflation-protected securities are designed to protect the future purchasing power of the money invested in them. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. For example, the U.S. Treasury uses the Consumer Price Index for Urban Consumers (non seasonally adjusted) as the inflation measure. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

In pursuit of the Fund's goal, AEFC, the Fund's investment manager, makes purchase and sale decisions using proprietary interest rate models and seasoned professional judgment.

o Duration and yield curve decisions will be based on quantitative analysis of forward looking interest rate determinants including inflation, real rates, risk premiums and relative supply/demand.

o Fund assets will be allocated among different market sectors (for example, U.S. government, foreign governments or corporate issuers of inflation-protected securities) and different maturities based on views of the relative value for each sector or maturity. The Fund currently intends to focus on inflation-protected debt securities issued by the U.S. Treasury.

o The Fund will target an average portfolio duration within one year of the duration of the Lehman Brothers U.S. Treasury Inflation Notes Index which, as of August 2003, was 9.1 years. Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to changes in interest rates. For example, a 5-year duration means a bond is expected to decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%. There is no limitation on the maturities of the instruments the Fund will invest in.

Unusual Market Conditions

During unusual market conditions, the Fund may invest more of its assets in money market securities than during normal market conditions. Although investing in these securities would serve primarily to avoid losses, this type of investing could prevent the Fund from achieving its investment objective. During these times, the Fund may trade its portfolio securities more frequently. Increased portfolio turnover could result in increased fees and expenses.

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

     Style Risk

     Interest Rate Risk

     Market Risk

     Diversification Risk

Style Risk

Inflation-protected debt securities tend to react to changes in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all. Income earned by a shareholder depends on the amount of principal invested and that principal will not grow with inflation unless the investor reinvests the portion of Fund distributions that comes from inflation adjustments.

Interest Rate Risk

The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a bond, the greater its sensitivity to changes in interest rates.

Market Risk

The market value of securities may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.


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26p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Diversification Risk

The Fund is non-diversified. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the Fund's performance, it may be more susceptible to a single economic, political or regulatory occurrence than a diversified fund.

PAST PERFORMANCE

The Fund is new as of the date of this prospectus and therefore performance information is not available.

When available, the Fund intends to compare its performance to the Lehman Brothers U.S. Treasury Inflation Notes Index, an unmanaged index. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. The index is generally considered representative of the markets in which the Fund invests.

MANAGEMENT

The team that manages the Fund's portfolio is led by:

Jamie Jackson, Portfolio Manager

o    Leader of the liquid assets sector team.

o    Joined AEFC in June 2003.

o Prior to that, co-head of U.S. Investment Grade Fixed Income, UBS Global Asset Management from 1997 to 2003, responsible for strategy formulating and trading.

o    Began investment career in 1988.

o    MBA, Marquette University.

AEFC's investment professionals who manage fixed income funds are organized into teams. Each team specializes in a particular sector of the fixed income market.

OTHER SECURITIES AND INVESTMENT STRATEGIES

The Fund may invest in other securities and may employ other investment strategies that are not principal investment strategies. The Fund may use derivative instruments such as futures, options, and forward contracts to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.

For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.


--------------------------------------------------------------------------------
27p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

AXP Variable Portfolio - Large Cap Equity Fund

GOAL

The Fund seeks capital appreciation. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, at least 80% of the Fund's net assets are invested in equity securities of companies with a market capitalization greater than $5 billion at the time of purchase. The Fund may invest in income-producing equity securities, such as dividend paying stocks, convertible securities and preferred stocks. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

In pursuit of the Fund's goal, AEFC, the Fund's investment manager, chooses investments by:

o    Identifying companies with:

     o    attractive valuations, and

     o    the potential for earnings growth.

o Identifying securities that AEFC believes have good potential for capital appreciation.

o Evaluating opportunities and risks by reviewing interest rates and economic forecasts.

o Buying a diversified portfolio of securities. AEFC may weight certain sectors more heavily than others based on its expectations about growth and market trends.

In evaluating whether to sell a security, AEFC considers, among other factors, whether

o    The security is overvalued relative to other potential investments.

o    The security has reached AEFC's price objective.

o    The company has met AEFC's earnings and/or growth expectations.

o Political, economic, or other events could affect the company's or security's performance.

o Potential losses, due to factors such as a market down-turn, can be minimized.

o    A more attractive opportunity has been identified.


Unusual Market Conditions


During unusual market conditions, the Fund may invest more of its assets in money market securities than during normal conditions. Although investing in these securities would serve primarily to avoid losses, this type of investing could prevent the Fund from achieving its investment objective. During these times, the Fund may trade its portfolio securities more frequently. Frequent trading could result in increased fees and expenses.


PRINCIPAL RISKS

This Fund is designed for investors with above-average risk tolerance. Please remember that with any investment you may lose money. Principal risks associated with an investment in the Fund include:

     Market Risk

     Style Risk

     Issuer Risk


Market Risk

The market value of securities may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.


Style Risk

The Fund purchases stocks based on the expectation that the companies will have strong growth in earnings. The price paid often reflects an expected rate of growth. If that growth fails to occur, the price of the stock may decline significantly and quickly.

Issuer Risk


An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.




--------------------------------------------------------------------------------
28p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

PAST PERFORMANCE

The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance varied for each full calendar year shown on the chart below, and


o    how the Fund's average annual total returns compare to recognized indexes.


How the Fund performed in the past does not indicate how the Fund will perform in the future.


                   AXP VP - Large Cap Equity Fund Performance

                            (based on calendar years)

                1994 1995 1996 1997 1998 1999 2000 2001 2002 2003



During the period shown in the bar chart, the highest return for a calendar quarter was _____% (quarter ending ____________) and the lowest return for a calendar quarter was ______% (quarter ending _____________).

The Fund's year to date return as of Sept. 30, 2004 was _______%.

Average Annual Total Returns (as of Dec. 31, 2003)

                                     1 year       5 years       10 years

AXP VP - Large Cap Equity Fund         %             %               %

S&P 500 Index                          %             %               %

Lipper Large-Cap Core Funds Index      %             %               %


This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown.

For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.

The S&P 500 Index, an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. The S&P 500 Index companies may be generally larger than those in which the Fund invests.

The Lipper Large-Cap Core Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

The securities included in the index may not be the same as those held by the Fund.

MANAGEMENT

Doug Chase, Portfolio Manger

o    Managed the Fund since 2002.

o    Joined AEFC in 2002.


o Prior to that, Analyst and Portfolio Manager at Fidelity Investments from 1994 to 2002.


o    Began investment career in 1992.

o    MBA, University of Michigan.

--------------------------------------------------------------------------------
29p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

OTHER SECURITIES AND INVESTMENT STRATEGIES


The Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as money market securities, convertible securities, debt securities of any rating and foreign securities. Additionally, the Fund may use derivative instruments such as futures, options, and forward contracts to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.


For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

AXP Variable Portfolio - Large Cap Value Fund

GOAL

The Fund seeks to provide shareholders with long-term growth of capital. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, at least 80% of the Fund's net assets are invested in equity securities of companies with a market capitalization greater than $5 billion. The Fund may also invest in income-producing equity securities and preferred stocks. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

In pursuit of the Fund's goal, AEFC, the Fund's investment manager, seeks to identify companies that appear to be undervalued by various measures or that may be temporarily out of favor, but have good prospects for capital appreciation. AEFC selects investments for the Fund by:

o Seeking out a variety of large, well-established companies whose underlying fundamentals are stable, or are anticipated to become stable, or whose fundamentals are improving.

o    Identifying stocks that are undervalued:

     o because they have one or more ratios, such as price-to-earnings or price-to-cash flow, that are low relative to the general market, or have a yield that exceeds the market,

     o because one or more of their current ratios are low relative to historical levels for the stock, or

     o because one or more of their current ratios or other financial measures make that stock attractive relative to its peers.

In deciding whether to sell a security, AEFC considers whether:

o    The security has reached AEFC's price objective.

o    The company has met AEFC's earnings and/or growth expectations.

o    The security is overvalued relative to other potential investments.

o    A more attractive opportunity has been identified.

o Political, economic, or other events could affect the company's or the security's performance.

Unusual Market Conditions


During unusual market conditions, the Fund may invest more of its assets in money market securities than during normal market conditions. Although investing in these securities would serve primarily to avoid losses, this type of investing could prevent the Fund from achieving its investment objective. During these times, the Fund may trade its portfolio securities more frequently. Frequent trading could result in increased fees and expenses.


PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

     Market Risk

     Issuer Risk

     Style Risk

Market Risk


The market value of securities may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.


Issuer Risk


An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortage, corporate restructurings, fraudulent disclosures or other factors.


--------------------------------------------------------------------------------
30p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Style Risk

The Fund's management strategy will influence performance significantly. Large capitalization stocks as a group could fall out of favor with the market, causing the Fund to underperform funds that invest primarily in small or medium capitalization stocks. The Fund purchases stocks it believes are undervalued, but have potential for long-term growth. These stocks may trade at a discount to the market. Growth cannot be guaranteed and the markets may not be willing to re-evaluate out-of-favor stocks. If the manager's stock selection strategy does not perform as expected, the Fund could underperform its peers.

PAST PERFORMANCE


The bar chart and past performance table are not presented because the Fund has not had a full calendar year of operations.


When available, the Fund intends to compare its performance to the Russell 1000(R) Value Index, an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

The Fund also intends to compare its performance to the Lipper Large-Cap Value Funds Index, an index published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

MANAGEMENT

Robert Ewing, CFA, Portfolio Manager

o    Joined AEFC in 2002.

o    Prior to that, Analyst and Portfolio Manager at Fidelity Investments.

o    Began investment career in 1988.

o    BS, Boston College Carroll School of Management.

OTHER SECURITIES AND INVESTMENT STRATEGIES


The Fund may invest in other securities and may use investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as money market securities, debt securities, convertible securities, and foreign securities. Additionally, the Fund may use derivative instruments such as futures, options, and forward contracts to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.


For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

AXP Variable Portfolio - Managed Fund

GOAL

The Fund seeks maximum total investment return through a combination of capital growth and current income. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in a combination of equity and debt securities. It will invest in a combination of common and preferred stocks, bonds and other debt securities. Under normal market conditions, at least 50% of the Fund's total assets are invested in common stocks. Although the Fund emphasizes high- and medium-quality securities for the debt portion of its portfolio, it will assume some credit risk to achieve higher dividends and/or capital appreciation by buying lower-quality (junk) bonds. The Fund may invest up to 25% of its total assets in foreign investments.

In pursuit of the Fund's goal, AEFC, the Fund's investment manager, chooses equity investments by:

o Considering opportunities and risks by reviewing overall market conditions and industry outlook.

o Focusing on companies that are attractively valued relative to history, peers or the market overall (by using such measures as price-to-earnings, price-to-book, price-to-cash flow and price-to-sales).

o    Selecting companies it believes are positioned to benefit from:

     o    anticipated industry changes or current dynamics,

     o    competitive market position,

     o    improving financial performance,

     o    anticipated earnings growth, or

     o    future valuation increases.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:

o    The interest rate or economic outlook changes.

o    The security is overvalued when compared to other potential investments.

--------------------------------------------------------------------------------
31p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

o The issuer's credit quality declines or AEFC expects a decline (the Fund may continue to own securities that are down-graded until AEFC believes it is advantageous to sell).

o    The security has reached AEFC's price objective.

o    AEFC identifies a more attractive opportunity.

Unusual Market Conditions


During unusual market conditions, the Fund may invest more of its assets in money market securities than during normal market conditions. Although investing in these securities would serve primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees and expenses.


PRINCIPAL RISKS

Please remember that with any investment you may lose money. Principal risks associated with an investment in the Fund include:

     Market Risk

     Interest Rate Risk

     Credit Risk

     Foreign Risk

     Issuer Risk

     Liquidity Risk

Market Risk


The market value of securities may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.


Interest Rate Risk


The risk of losses attributable to changes in interest rates. Interest rate risk term is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a bond, the higher its yield and the greater its sensitivity to changes in interest rates.


Credit Risk

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. They have greater price fluctuations and are more likely to experience a default.

Foreign Risk

The following are all components of foreign risk:

Country risk includes the political, economic and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing and financial reporting standards), the possibility of government-imposed restrictions and even the nationalization of assets.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Issuer Risk


An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.


Liquidity Risk

Securities may be difficult or impossible to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments or forego an investment opportunity.

--------------------------------------------------------------------------------
32p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

PAST PERFORMANCE

The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance varied for each full calendar year shown on the chart below, and

o how the Fund's average annual total returns compare to other recognized indexes.

How the Fund performed in the past does not indicate how the Fund will perform in the future.


                        AXP VP - Managed Fund Performance

                            (based on calendar years)

                1994 1995 1996 1997 1998 1999 2000 2001 2002 2003



During the period shown in the bar chart, the highest return for a calendar quarter was _____% (quarter ending ____________) and the lowest return for a calendar quarter was _____% (quarter ending ________).

The Fund's year to date return as of Sept. 30, 2004 was _______%.

Average Annual Total Returns (as of Dec. 31, 2003)

                                          1 year      5 years     10 years

AXP VP - Managed Fund                        %            %             %

S&P 500 Index                                %            %             %

Lehman Brothers Aggregate Bond Index         %            %             %

Lipper Balanced Funds Index                  %            %             %


This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown.

For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.

The S&P 500 Index, an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. The S&P 500 Index companies may be generally larger than those in which the Fund invests.

Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the Fund.

The Lipper Balanced Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

The securities included in the index may not be the same as those held by the Fund.

--------------------------------------------------------------------------------
33p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

MANAGEMENT

Robert Ewing, CFA, Portfolio Manager

o    Managed the Fund since 2002.

o    Joined AEFC in 2002.

o    Prior to that, Analyst and Portfolio Manager, Fidelity Investments.

o    Began investment career in 1988.

o    BS, Boston College Carroll School of Management - Honors Program.

The team that  manages the fixed income  portion of the Fund's  portfolio is led by:


Jamie Jackson, CFA, Co-Portfolio Manager

o    Co-Managed the Fund since June 2003.

o    Leader of the liquid assets sector team.

o    Joined AEFC in June 2003.

o Prior to that, co-head of U.S. Investment Grade Fixed Income, UBS Global Asset Management from 1997 to 2003, responsible for strategy formulating and trading.

o    Began investment career in 1988.

o    MBA, Marquette University.

Scott Kirby, Co-Portfolio Manager

o    Co-Managed the Fund since June 2003.

o    Leader of the structured assets team.

o Joined AEFC in 1979, worked at Citicorp Mortgage 1985-1986 and returned to AEFC in 1987.

o    Began investment career in 1983.

o    MBA, University of Minnesota.

Tom Murphy, CFA, Co-Portfolio Manager

o    Co-Managed the Fund since 2003.


o    Leader of the investment grade corporate bond sector team.

o    Joined AEFC in 2002.

o Prior to that, Managing Director and Portfolio Manager, BlackRock Financial Management, in 2002. Prior to that, various positions at Zurich Scudder from 1992 to 2002.

o    Began investment career in 1986.

o    MBA, University of Michigan.

AEFC's investment professionals who manage fixed income funds are organized into teams. Each team specializes in a particular sector of the fixed income market.

OTHER SECURITIES AND INVESTMENT STRATEGIES


The Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as preferred stocks and convertible securities. Additionally, the Fund may use derivative instruments such as futures, options, and forward contracts to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.


For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

--------------------------------------------------------------------------------
34p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

AXP Variable Portfolio - New Dimensions Fund

GOAL

The Fund seeks to provide shareholders with long-term growth of capital. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in common stocks showing potential for significant growth.

These companies often operate in areas where dynamic economic and technological changes are occurring. The Fund may invest up to 30% of its total assets in foreign investments.

In pursuit of the Fund's goal, AEFC, the Fund's investment manager, chooses investments by:

o Identifying companies that AEFC believes have above-average long-term growth potential based on:

     o    effective management,

     o    financial strength, and

     o    competitive market position; as well as

o Considering opportunities and risks by reviewing interest rate and economic forecasts both domestically and abroad.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:

o    The security is overvalued relative to alternative investments.

o    The company has met AEFC's earnings and/or growth expectations.

o    Political,   economic,   or  other  events   could  affect  the   company's
     performance.

o    AEFC wishes to minimize potential losses.

o    AEFC identifies a more attractive opportunity.

Unusual Market Conditions


During unusual market conditions, the Fund may invest more of its assets in money market securities than during normal market conditions. Although investing in these securities would serve primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees and expenses.


PRINCIPAL RISKS

This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

     Market Risk

     Issuer Risk

     Style Risk

     Foreign Risk

Market Risk


The market value of securities may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.


Issuer Risk


An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.


Style Risk

The Fund purchases growth stocks based on the expectation that the companies will have strong growth in earnings. The price paid often reflects an expected rate of growth. If that growth fails to occur, the price of the stock may decline quickly.

Foreign Risk

The following are all components of foreign risk:

Country risk includes the political, economic and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing and financial reporting standards), the possibility of government-imposed restrictions and even the nationalization of assets.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

--------------------------------------------------------------------------------
35p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

PAST PERFORMANCE

The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance varied for each full calendar year shown on the chart below, and

o how the Fund's average annual total returns compare to other recognized indexes.

How the Fund performed in the past does not indicate how the Fund will perform in the future.


                    AXP VP - New Dimensions Fund Performance

                            (based on calendar years)

                1994 1995 1996 1997 1998 1999 2000 2001 2002 2003



During the period shown in the bar chart, the highest return for a calendar quarter was _______% (quarter ending _________) and the lowest return for a calendar quarter was ______% (quarter ending __________).

The Fund's year to date return as of Sept. 30, 2004 was _______%.

Average Annual Total Returns (as of Dec. 31, 2003)

                                          1 year      5 years   Since inception

AXP VP - New Dimensions Fund                  %          %           %(a)

S&P 500 Index                                 %          %           %(b)

Lipper Large-Cap Growth Funds Index           %          %           %(b)


(a) Inception date was May 1, 1996.

(b) Measurement period started May 1, 1996.

This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown.

For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.

The S&P 500 Index, an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. The S&P 500 Index companies may be generally larger than those in which the Fund invests.

The Lipper Large-Cap Growth Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

The securities included in the indexes may not be the same as those held by the Fund.

--------------------------------------------------------------------------------
36p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

MANAGEMENT

Gordon Fines, Vice President and Senior Portfolio Manager

o    Managed the Fund since 1991.

o    Leads the Growth Team.

o    Joined AEFC in 1981.

o    Began investment career in 1967.

o    Undergraduate in History, Northwestern University.



OTHER SECURITIES AND INVESTMENT STRATEGIES


The Fund may invest in other securities and may employ other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as money market securities, preferred stocks, debt securities of any rating and convertible securities. Additionally, the Fund may use derivative instruments such as futures, options, and forward contracts to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.


For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

AXP Variable Portfolio - Partners Select Value Fund

GOAL

The Fund seeks to provide shareholders with long-term growth of capital. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES


The Fund's assets are primarily invested in common stocks, preferred stocks and securities convertible into common stocks that are listed on a nationally recognized securities exchange or traded on the NASDAQ National Market System of the National Association of Securities Dealers. The Fund invests in mid cap companies as well as companies with larger and smaller market capitalizations. The Fund considers mid-cap companies to be either those with a market capitalization of up to $10 billion or those whose market capitalization falls within the range of the Russell 3000(R) Value Index. At June 30, 2004, the range of the Index was between $___ million and $____ billion. The market capitalization range and the composition of the Russell 3000 Value Index are subject to change.


AEFC serves as the investment manager to the Fund and is responsible for the Fund's overall administration, distribution and oversight of the subadviser. AEFC has selected an independent asset manager, GAMCO Investors, Inc., which does business under the name Gabelli Asset Management Company (the Subadviser), to subadvise the Fund.

In selecting investments for the Fund, the Subadviser looks for companies which appear underpriced relative to their private market value (PMV). PMV is the value the Subadviser believes informed investors would be willing to pay for a company in an arm's-length transaction, such as an acquisition, based on the company's cash flow, assets, and business prospects. The Subadviser will invest in companies that it believes are selling at a significant discount to their PMV in the public market. In choosing investments, the Subadviser considers factors such as:

o    Price and earnings expectations.

o The Subadviser's assessment of the company's price-to-earnings ratio relative to the price-to-earnings ratios of other companies.

o    Balance sheet characteristics.

o The Subadviser's assessment of the skills and experience of the company's management relative to other well-managed companies.

o Changes in economic and political outlooks as well as individual corporate developments.

The Subadviser will generally sell investments when they lose their perceived value relative to other investments.

Unusual Market Conditions


During unusual market conditions, the Fund may invest more of its assets in money market securities than during normal market conditions. Although investing in these securities would serve primarily to hedge risk, this type of investment could prevent the Fund from achieving its investment objective. During these times, trading in the Fund's portfolio securities could be more frequent, which could result in increased fees and expenses.


--------------------------------------------------------------------------------
37p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

PRINCIPAL RISKS

This Fund is designed for long-term investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

     Market Risk

     Small and Medium Company Risk

     Management Risk

     Style Risk

     Issuer Risk

Market Risk


The market value of securities may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.


Small and Medium Company Risk


Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.


Management Risk

The risk that a strategy or selection method utilized by the investment manager may fail to produce the intended result. When all other factors have been accounted for and the investment manager chooses an investment, there is always the possibility that the choice will be a poor one.

Style Risk

The Fund purchases stocks it believes are undervalued, but have potential for long-term growth. These stocks may trade at a discount to the market. Growth cannot be guaranteed and the markets may not be willing to reevaluate out-of-favor stocks.

Issuer Risk


An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.


PAST PERFORMANCE


The bar chart and past performance table are not presented because the Fund has not had a full calendar year of operations.

When available, the Fund intends to compare its performance to the Russell 3000(R) Value Index, an unmanaged index, that measures the performance of those Russell 3000(R) Index companies with lower price-to-book ratios and lower forecasted growth values.


The Fund also intends to compare its performance to the Lipper Multi-Cap Value Funds Index, an index published by Lipper Inc., that includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

MANAGEMENT

AEFC selects, contracts with and compensates the Subadviser to manage the investment of the Fund's assets. AEFC monitors the compliance of the Subadviser with the investment objectives and related policies of the Fund, reviews the performance of the Subadviser, and reports periodically to the Board of Directors.

The Subadviser manages the Fund's assets based upon its experience in managing a fund whose investment goals and strategies are substantially similar to those of the Fund.

Mr. Mario Gabelli, CFA, is responsible for the day-to-day management of the Fund. Mr. Gabelli has been Chairman, Chief Executive Officer and Chief
Investment Officer of Gabelli Asset Management Company and its predecessor company since its inception in 1977. Mr. Gabelli also serves as Chairman and Chief Executive Officer of Gabelli Asset Management Inc., a New York Stock Exchange-listed company that trades under the stock symbol GBL.

GAMCO Investors, Inc., which does business under the name Gabelli Asset Management Company, is located at One Corporate Center, Rye, New York 10580. The Subadviser, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with AEFC.

--------------------------------------------------------------------------------
38p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

OTHER SECURITIES AND INVESTMENT STRATEGIES


The Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as money market securities, investment grade debt securities, and foreign securities. Additionally, the Fund may use derivative instruments such as futures, options, and forward contracts to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.


For more information on strategies and holdings, see the Fund's SAI.

AXP Variable Portfolio - Partners Small Cap Value Fund

GOAL

The Fund seeks to provide shareholders with long-term capital appreciation. Because any investment involves risk, achieving this goal cannot be guaranteed.


PRINCIPAL INVESTMENT STRATEGIES

The Fund is a non-diversified mutual fund that invests primarily in equity securities. Under normal market conditions, at least 80% of the Fund's net assets are invested in small cap companies. Small companies are those that have a market capitalization, at the time of investment, of up to $2 billion or that fall within the range of the Russell 2000(R) Value Index. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

AEFC, the Fund's investment manager, is responsible for the Fund's overall administration, distribution and oversight of the subadvisers. AEFC has selected five independent asset managers, Royce & Associates, LLC (Royce), Goldman Sachs Asset Management, L.P. (GSAM), Donald Smith & Co., Inc. (Donald Smith), Franklin Portfolio Associates LLC (Franklin Portfolio) and Barrow, Hanley, Mewhinney & Strauss, Inc. (Barrow, Hanley) (the Subadvisers), to subadvise the Fund. Each of the Subadvisers acts independently of the other and uses its own methodology for selecting investments. Each of the Subadvisers employs an active investment strategy that focuses on small companies in an attempt to take advantage of what are believed to be undervalued securities.

In selecting investments for the Fund, each of the Subadvisers looks for well-capitalized small and micro capitalization companies that they believe are undervalued. Although this strategy seeks to identify companies with market capitalizations in the range of the Russell 2000 Value Index, the Fund may hold or buy stock in a company that is not included in the Russell 2000 Value Index if the stock remains attractive.

Royce

Royce uses a value methodology in managing its portion of the Fund. In selecting securities, Royce evaluates the quality of a company's balance sheet, the level of its cash flows and various measures of a company's profitability. Royce then uses these factors to assess the company's current worth, basing this assessment on either what it believes a knowledgeable buyer might pay to acquire the entire company or what it thinks the value of the company should be in the stock market. This analysis takes a number of factors into consideration, including the company's future growth prospects and current financial condition. Royce's investments focus on small- and micro-cap securities that it believes are trading significantly below its estimate of their current worth. In selecting securities for the Fund, Royce looks for companies in the upper end of the small-cap market that have:

o    Excellent business strengths.

o    High internal rates of return and low leverage.

In the  micro-cap  sector,  Royce  selects  from a  universe  of more than 6,200
micro-cap   companies.   Royce   selects   companies  it  believes  are  trading
significantly below its estimate of their current worth.

GSAM

Business quality, attractive valuation and thoughtful portfolio construction are the key elements of GSAM's Value Equity approach. Through intensive, hands-on research the Value Equity team at GSAM seeks to identify well-positioned small-cap companies that have attractive returns on capital, strong or improving cash flow characteristics and run by shareholder-oriented managements. The team employs a disciplined valuation approach to invest in these companies when the market does not fully recognize their real economic value.

GSAM will sell a position if (1) the risk/reward profile becomes less attractive due to price appreciation; (2) its investment thesis for a particular holding is invalidated based on subsequent information; and (3) our confidence in management's ability to execute is compromised. Furthermore, GSAM mitigates the liquidity and company-specific risks associated with small-cap value investing by limiting amounts in particular sectors and investing in a large number of holdings.


--------------------------------------------------------------------------------
39p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Donald Smith

Donald Smith employs a strict bottom-up approach, investing in stocks of out-of-favor companies selling below tangible book value. Donald Smith looks for companies in the bottom decile of price-to-tangible book ratios and a positive outlook for earnings potential over the next 2-4 years. Donald Smith screens about 10,000 companies from various databases. Those companies that meet the criteria are added to the proprietary Watch List, which contains a list of 300 names of low price/tangible book value stocks. From this Watch List, Donald Smith chooses the most attractive 30-50 names after completing its in-depth research, generally investing in companies with market capitalization over $100 million but less than $1.5 billion.

Donald Smith will sell a stock when it appreciates rapidly, if a better idea is found, or if fundamentals deteriorate.

Franklin Portfolio

Franklin Portfolio's investment process is predicated on the belief that they can consistently differentiate between undervalued and overvalued securities. As a result, Franklin emphasizes stock selection in the process and limit the over or under exposure to sectors and other factors. Franklin uses over 40 measures, including relative value, future value, fundamental momentum, long-term growth, price action and management signals, to determine a stock's attractiveness. As with any investment process, there is no assurance of success.

In order to make legitimate comparisons between stocks that have different characteristics such as industry, style and capitalization, Franklin applies a process called Peer Group Relativization to remove certain industry and style effects that can distort a fair comparison across a wide universe of securities. The individual measures are then blended together using a proprietary approach to determine a single score of attractiveness. Using this single score, Franklin will rank a universe of over 3,500 stocks from most attractive down to least attractive and group them into deciles. Decile #1 are stocks Franklin believes are the most undervalued in the marketplace and most likely to appreciate at a higher rate.

Stocks that fall below the median ranking are automatic sell candidates and the proceeds are reinvested in stocks from the top deciles in the ranking system.

Barrow, Hanley

Barrow, Hanley uses a high value-added proprietary research process to select small capitalization, low-expectation stocks. This process is directed toward the discovery of companies in which the value of the underlying business is significantly greater than the market price. This difference in valuation is referred to as a "value gap." The value gap is typically indicated by below average P/E ratios (on normalized earnings), above average free cash flow yields, as well as better than market levels of internal growth and return on capital.

Barrow, Hanley screens the universe of roughly 1,400 companies with market capitalization between $500 million and $3 billion that possess characteristics desired by Barrow, Hanley. The result is a "Prospect List" of approximately 150 companies on which the Barrow, Hanley small cap team undertakes fundamental analysis. Firsthand fundamental research is the foundation of Barrow, Hanley's qualitative analysis. The assumptions and forecasts developed by Barrow, Hanley are installed in two real-time models used to ensure consistency and discipline in the investment process -- the Cash Flow Yield Model and the Relative Return Model. Stocks that appear undervalued on both models are candidates for purchase. New investment candidates are evaluated against existing holdings and those holdings with the smallest remaining value gap are considered for sale. Barrow, Hanley will construct its portion of the Fund's portfolio from the bottom up, one security at a time. Portfolio holdings will average 25 to 35 stocks with an average weighting of 3% to 5%.

Unusual Market Conditions

During unusual market conditions, the Fund's policies permit investment of more of its assets in money market securities than during normal market conditions. Although investing in these securities would serve primarily to hedge risk, this type of investment could prevent the Fund from achieving its investment objective. During these times, trading in the Fund's portfolio securities could be more frequent, which could result in increased fees, expenses, and taxes.


PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. In addition, since the Fund is a non-diversified mutual fund, it may invest more of its assets in fewer issuers than if it were a diversified fund. Accordingly, the Fund may have more risk than mutual funds that have broader diversification. This Fund is designed for investors with above-average risk tolerance. Principal risks associated with an investment in the Fund include:

     Market Risk

     Small Company Risk

     Style Risk


     Issuer Risk

     Diversification Risk


Market Risk


The market value of securities may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.


--------------------------------------------------------------------------------
40p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Small Company Risk

Investments in small companies often involve greater risks than investments in larger, more established companies because small companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of small companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading are substantially less and may be more volatile than is typical of larger companies.

The prices of small- and micro-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes.

Style Risk

The Fund purchases stocks it believes are undervalued, but have potential for long-term growth. These stocks may trade at a discount to the market. Growth cannot be guaranteed and the markets may not be willing to reevaluate out-of-favor stocks.

Issuer Risk


An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Diversification Risk

The Fund is non-diversified. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the Fund's performance, it may be more susceptible to a single economic, political or regulatory occurrence than a diversified fund. In addition, a fund investing a significant portion of its investments in a single region is more susceptible to economic, political or regulatory events than a fund investing more broadly.



PAST PERFORMANCE

The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance varied for each full calendar year shown on the chart below, and

o how the Fund's average annual total returns compare to other recognized indexes.

How the Fund performed in the past does not indicate how the Fund will perform in the future.


               AXP VP - Partners Small Cap Value Fund Performance

                            (based on calendar years)

                1994 1995 1996 1997 1998 1999 2000 2001 2002 2003



During the period shown in the bar chart, the highest return for a calendar quarter was ______% (quarter ending ________) and the lowest return for a calendar quarter was _____% (quarter ending __________).

The Fund's year to date return as of Sept. 30, 2004 was ______%.


--------------------------------------------------------------------------------
41p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Average Annual Total Returns (as of Dec. 31, 2003)

                                         1 year              Since inception

AXP VP - Partners Small Cap Value Fund      %                    %(a)

Russell 2000(R)Value Index                  %                    %(b)

Lipper Small-Cap Value Funds Index          %                    %(b)


(a) Inception date was Aug. 14, 2001.

(b) Measurement period started Oct. 1, 2001.

This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown.

For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.

The Russell 2000(R) Value Index, an unmanaged index, measures the performance of those Russell 2000(R) companies with lower price-to-book ratios and lower forecasted growth values.

The Lipper Small-Cap Value Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.


MANAGEMENT

AEFC selects, contracts with and compensates the Subadvisers to manage the investment of the Fund's assets. AEFC monitors the compliance of the Subadvisers with the investment objectives and related policies of the Fund, reviews the performance of the Subadvisers, and reports periodically to the Board of Directors. The Subadvisers each manage a portion of the Fund's assets based upon their respective experience in managing a small capitalization value fund whose investment goals and strategies are substantially similar to those of the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with AEFC's determination of the allocation that is in the best interests of the Fund's shareholders.

Royce

Royce & Associates, LLC has been investing in small-cap securities with a value approach for more than 25 years. Charles M. Royce has been Royce's President and Chief Investment Officer since 1972. Jay S. Kaplan, Portfolio Manager, manages the portion of the Fund's portfolio managed by Royce. Mr. Kaplan has been employed by Royce since 2000, having previously been a Managing Director and Portfolio Manager at Prudential Investments.

GSAM

A team of seasoned small-cap value investors is responsible for managing GSAM's portion of the Fund. Portfolio managers are organized along industry lines and are responsible for conducting research in their particular area of expertise. While the team debates investment ideas and overall portfolio structure, the buy/sell decision resides with the portfolio manager responsible for the industry. Key professionals include:

Eileen Rominger, Managing Director and Chief Investment Officer, is a portfolio manager on the U.S. Value team where she oversees the portfolio construction and investment research for the firm's value accounts. Her prior experience spanned 18 years at Oppenheimer Capital, where she was a Managing Director and member of the Executive Committee. She was a senior portfolio manager for corporate pension fund and insurance company accounts, portfolio manager of Quest Value Fund since 1988, as well as a senior research analyst responsible for several industries. Eileen received an MBA from Wharton School of Business and a BA from Fairfield University.

Chip Otness, CFA and Managing Director, is a portfolio manager on the U.S. Value team, where he oversees the portfolio construction and investment research for the firm's Small Cap Value accounts. Chip brings to GSAM 30 years of fundamental-driven research and investment management experience, 20 years of that managing small-cap funds. Chip started his career at JP Morgan where he spent 28 years. When he left JP Morgan he was Managing Director and ran J.P. Morgan's Small Cap Institutional group and was responsible for growing and managing $3.6 billion in assets. Chip received a BA in Economics from Harvard University.

Lisa Parisi, CFA and Vice President, is a portfolio manager on the U.S. Value team, where she has broad research responsibilities across the value strategies. Previously, Lisa started a small-cap value strategy for John A Levin & Co. Lisa also developed a small-cap value product and co-managed a mid-cap value product at Valenzuela Capital, where she was a managing director. Lisa started her career working at Lazard Freres on the small-cap value team and has also worked at Royce Associates and Trust Company of the West. Lisa received a BBA from Adelphi University and an MBA in Finance from the Stern School of Business at New York University.

J. Kelly Flynn, Vice President, is a portfolio manager for the U.S. Value team, where he has broad research responsibilities across the value strategies. Prior to joining GSAM Kelly spent three years at Lazard Asset Management where he was a portfolio manager for Small Cap/SMID Cap Value products. Before Lazard, Kelly was a small-cap value portfolio manager at 1838 Investment Advisors. Kelly has also spent time working for Edgewater Private Equity Fund as a research analyst and at First Boston in the mergers and acquisitions department. Kelly received a BA from Harvard in 1990 and an MBA from Wharton School of Business.


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42p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Dolores Bamford, CFA and Vice President, is a portfolio manager for the U.S. Value team, where she has broad research responsibility across the value portfolios. Prior to her arrival at GSAM, Dolores was a Portfolio Manager at Putnam Investments for various products since 1992. While at Putnam she was portfolio manager for a variety of Funds including the Putnam Convertible Income-Growth Fund, the Global Resources Fund. Dolores received a BA from Wellesley College in 1988 and her MS from MIT Sloan School of Management.

Scott Carroll, CFA and Vice President, is a portfolio manager on the U.S. Value team, where he has broad research responsibilities across the value portfolios. Before joining Goldman Sachs, Scott spent over five years at Van Kampen Funds where he had portfolio management and analyst responsibilities for a Growth and Income and Equity Income funds. Prior to Van Kampen, Scott spent three years at Lincoln Capital Management as an equity analyst. Scott also spent two years as a Senior Auditor at Pittway Corporation. Scott received a BS in Accounting from Northern Illinois University in 1988, and an MBA from the University of Chicago Graduate School of Business.

David L. Berdon, Vice President, is a portfolio manager on the U.S. Value Investment team. David joined GSAM as a research analyst in March 2001. In October 2002, he became a portfolio manager and manages other value funds for GSAM. From September 1999 to March 2001, he was a Vice President for Business Development and Strategic Alliances at Sililoquy Inc. From September 1997 to September 1999, he was a principal consultant at Diamond Technology Partners.

Stacey Ann DeMatteis, Vice President, is a client portfolio manager on the U.S. Value Investment team, where she has client service and marketing responsibilities for the value portfolios. Stacey joined GSAM as a product marketing analyst in September 1993. In May 2000, she became a client portfolio manager on the Value Team and manages other value funds for GSAM. From December 1997 to April 2000, she was a Relationship Manager (client liaison) in broker-dealer sales.

Don Gervais, Vice President, is a client portfolio manager on the U.S. Value Investment team. Don joined GSAM in April 2003 as a portfolio manager. From September 1999 to March 2003 he was a U.S. equity client portfolio manager at JP Morgan Fleming. Prior to that, from December 1997 to September 1999 he was an analyst with Capital Guardian Trust.

Donald Smith

Donald Smith has practiced its value investment philosophy since inception with great success, and has never deviated from this style. Donald Smith only has one line of business and thus is able to devote all of its time to managing client assets. This allows them to conduct focused, detailed fundamental analysis of companies they invest in.

Donald G. Smith, Chief Investment Officer, has been with Donald Smith & Co., Inc. since 1980. He began his career as an analyst with Capital Research Company. He later became Director, Vice President and Portfolio Manager of Capital Guardian Trust Company. In 1980, Don accepted the responsibility of Chief Investment Officer of Home Insurance Company and President of Home Portfolio Advisors, Inc., which he bought in 1983 and changed the name to Donald Smith & Co., Inc. Don received a BS in finance and accounting from the University of Illinois, an MBA from Harvard University and a JD from UCLA Law School.

Richard L. Greenberg, CFA, is Senior Portfolio Manager and Director of Research. He has been with Donald Smith since 1980. Richard began his investment career at Home Insurance Company as an industry analyst, focusing primarily on the metals, banking and housing sectors. Richard graduated Phi Beta Kappa from SUNY (Binghamton) with a BA in psychology and received his MBA from Wharton Business School.

Franklin Portfolio

John S. Cone, CFA, is Chief Executive Officer, President and Portfolio Manager. John received a BA in economics from Rice University and a MS from Krannert Graduate School of Management at Purdue University where he was honored as a Krannert Associates Fellow. John has an extensive background in computer modeling and quantitative methods. John is a member of the Boston Security Analyst Society, Chicago Quantitative Alliance, and the Q Group. Additionally, John is on the Advisory Board of the Center for Computational Finance and Economic Systems at Rice University.

Michael F. Dunn, CFA, received a BS in mathematics and linguistics from Yale University. Prior to joining Franklin, he was responsible for quantitative research and development at Wellington Management Company and previously managed domestic index and derivative portfolios internally for the IBM Retirement Fund.

Oliver E. Buckley received a BS degree in mathematical sciences and an MS in engineering-economic systems both from Stanford University. He received an MBA from the University of California at Berkeley. Prior to joining Franklin, Oliver was responsible for research in the Structured Products Group at INVESCO. He also previously served as a portfolio manager at Martingale Asset Management and spent five years at BARRA as the manager of Equity Consulting Services.

Kristin J. Crawford received a BA in computer science and mathematics from Smith College and an Executive MBA from Suffolk University. Before joining Franklin, Kristin was Project Leader for equity development at Standish, Ayer & Wood, and was previously a software developer at The Boston Company Asset Management.

Langton (Tony) C. Garvin, CFA, is Senior Vice President and Portfolio Manager. Tony holds his BS from the Skidmore College and an MA from the University of Massachusetts, He also completed postgraduate coursework at the Massachusetts Institute of Technology. Tony joined Franklin Portfolio Associates in 2004. Prior to joining Franklin Portfolio, Tony was a portfolio manager at Batterymarch Financial management. He also previously served as a portfolio manager and quantitative analyst at Grantham, Mayo, Van Otterloo and


--------------------------------------------------------------------------------
43p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Company and was a consultant at Independence Investment Associates and held responsibilities related to data analysis at Nichols Research Corporation. Tony belongs to the Boston Security Analysts Society.

Barrow, Hanley

James  S.  McClure,  CFA and  Portfolio  Manager,  joined  Barrow,  Hanley  as a
Principal in 1995 where he established the small cap strategy. Mr. McClure serves as co-portfolio manager of Barrow, Hanley's Small Cap Value Equity strategy and has 32 years of experience managing small cap portfolios.Mr. McClure has a BA and an MBA from the University of Texas.

John P. Harloe, CFA and Portfolio Manager, joined Barrow, Hanley as a Principal in 1995, where he established the small cap strategy. Mr. Harloe serves as co-portfolio manager of Barrow, Hanley's Small Cap Value Equity strategy and has 28 years of experience managing small cap portfolios. Mr. Harloe has a BA and MBA from the University of South Carolina.

Royce is located at 1414 Avenue of the Americas, New York, New York. Royce, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information under a Subadvisory Agreement with AEFC. Royce is a direct wholly-owned subsidiary of Legg Mason, Inc. located at 100 Light Street, Baltimore, Maryland.

GSAM is located at 32 Old Slip, New York, New York. GSAM, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with AEFC. GSAM is an affiliate of Goldman Sachs & Co.

Donald Smith is located at 152 West 57th Street, 22nd Floor, New York, New York. Donald Smith, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with AEFC.

Franklin Portfolio is located at One Boston Place, 29th Floor, Boston, Massachusetts. Franklin Portfolio, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with AEFC. Franklin Portfolio is an indirect wholly-owned subsidiary of Mellon Financial Corporation.

Barrow, Hanley is located at 3232 McKinney Avenue, 15th Floor, Dallas, Texas. Barrow, Hanley, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of a portion of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with AEFC. Barrow, Hanley is an independent-operated subsidiary of Old Mutual Asset Management (US) group of companies.

OTHER SECURITIES AND INVESTMENT STRATEGIES

The Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as money market securities, investment grade debt securities, and foreign securities. Additionally, the Fund may use derivative instruments such as futures, options, and forward contracts to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.


For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

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44p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

AXP Variable Portfolio - S&P 500 Index Fund

GOAL

The Fund seeks to provide shareholders with long-term capital appreciation. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to provide investment results that correspond to the total return (the combination of appreciation and income) of large-capitalization stocks of U.S. companies. In pursuit of this objective, the Fund invests primarily in securities that are expected to provide investment results that correspond to the performance of the Standard & Poor's 500 Composite Stock Price Index* (S&P 500 Index). The S&P 500 Index is made up primarily of large-capitalization companies that represent a broad spectrum of the U.S. economy. The S&P 500 Index is an unmanaged group of securities whose overall performance is frequently used as a standard to measure investment performance. The Fund is not managed according to traditional methods of "active" investment management. Instead, it follows a passive or indexing investment approach in an attempt to mirror the performance of the S&P 500 Index. Keep in mind that an index fund has operating expenses and transaction costs, while an index does not. This means that, while an index fund may track its index closely, it is typically unable to match the performance of the index exactly. While there is no guarantee, the investment adviser expects the correlation between the Fund and its respective index to be at least .95. A correlation of 1.00 means the return of the Fund can be completely explained by the return of the index.

The Fund normally will invest in all stocks in the S&P 500 Index in roughly the same proportions as their weightings in the index. For example, if 5% of the S&P 500 Index is made up of a stock of a particular company, the Fund normally will invest approximately 5% of its assets in that company. This strategy is known as "full replication." Although the Fund attempts to replicate the S&P 500 Index, there may be times when the Fund and the index do not match exactly. AEFC, the Fund's investment adviser, may purchase stocks not included in the S&P 500 Index when it believes it would be a cost efficient way of approximating the S&P 500 Index's performance to do so, for example, in anticipation of a stock being added to the index.

AEFC may use various techniques, such as buying and selling options and futures contracts, to increase or decrease the Fund's exposure to changing security prices or other factors that affect security values. The Fund normally will invest at least 80% of its total assets in securities that are contained in the S&P 500 Index. AEFC will monitor the performance of the Fund against the index and will adjust the Fund's holdings, as necessary, to minimize tracking error. In the event a correlation of .95 or better is not achieved, the Fund's board will consider alternative arrangements. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

The Fund may change its target index for a different index if the current index is discontinued or if the Fund's board believes a different index would better enable the Fund to match the performance of the market segment represented by the current index. The substitute index will measure the same general segment of the market as the current index.

The Fund may hold cash or its equivalent or invest in investment grade short-term fixed income securities. Although index funds, by their nature, tend to be tax-efficient investments, the Fund generally is managed without regard to tax efficiency.

In evaluating whether to sell a security, AEFC, the Fund's investment adviser, considers, among other factors, whether:

o    The security continues to be included in the S&P 500 Index.

o Corporate actions have affected the company's security (such as corporate reorganizations, mergers or acquisitions).

o A company's market weighting otherwise changes with respect to the S&P 500 Index.


o Timing of cash flows in and out of the Fund require AEFC to sell a security.

For more information on investment strategies and the index, please refer to the SAI.


* "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," and "Standard & Poor's 500" are trademarks of The McGraw-Hill Companies, Inc. These trademarks have been licensed for use by American Express Financial Corporation. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's or any of its subsidiaries or affiliates (the "Licensors") and the Licensors make no representation regarding the advisability of investing in the Fund.

PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

     Market Risk


     Tracking Error Risk

     Diversification Risk


     Sector/Concentration Risk

     Issuer Risk

--------------------------------------------------------------------------------
45p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Market Risk


The market value of securities may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.


Tracking Error Risk

The Fund may not track the S&P 500 Index perfectly because differences between the S&P 500 Index and the Fund's portfolio can cause differences in performance. The investment adviser purchases securities and other instruments in an attempt to replicate the performance of the S&P 500 Index. However, the tools that the investment adviser uses to replicate the S&P 500 Index are not perfect and the Fund's performance is affected by factors such as the size of the Fund's portfolio, transaction costs, management fees and expenses, brokerage commissions and fees, the extent and timing of cash flows in and out of the Fund and changes in the S&P 500 Index.

In addition, the returns from a specific type of security (for example, large-cap stocks) may trail returns from other asset classes or the overall market. Each type of security will go through cycles of doing better or worse than stocks or bonds in general. These periods may last for several years.


Diversification Risk

The Fund is non-diversified. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the Fund's performance, it may be more susceptible to a single economic, political or regulatory occurrence than a diversified fund. In addition, a fund investing a significant portion of its investments in a single region is more susceptible to economic, political or regulatory events than a fund investing more broadly.


Sector/Concentration Risk


In tracking the S&P 500 Index, the Fund may have a considerable portion of its assets invested in one or more sectors of the market. This may lead to a greater market fluctuation than would occur with a fund invested in a wider spectrum of industries. The Fund will invest more than 25% of its total assets in a particular industry only if necessary to track the S&P 500 Index.


Issuer Risk


An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.


PAST PERFORMANCE

The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance varied for each full calendar year shown on the chart below, and

o how the Fund's average annual total returns compare to other recognized indexes.

How the Fund performed in the past does not indicate how the Fund will perform in the future.


                     AXP VP - S&P 500 Index Fund Performance

                            (based on calendar years)

                1994 1995 1996 1997 1998 1999 2000 2001 2002 2003



During the period shown in the bar chart, the highest return for a calendar quarter was _____% (quarter ending _____________) and the lowest return for a calendar quarter was _____% (quarter ending ___________).

The Fund's year to date return as of Sept. 30, 2004 was ______%.


--------------------------------------------------------------------------------
46p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

 Average Annual Total Returns (as of Dec. 31, 2003)

                                  1 year             Since inception

AXP VP - S&P 500 Index Fund          %                  %(a)

S&P 500 Index                        %                  %(b)

Lipper S&P 500 Funds Index           %                  %(b)


(a) Inception date was May 1, 2000.

(b) Measurement period started May 1, 2000.

This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown.

For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.

The S&P 500 Index, an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

The Lipper S&P 500 Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

The securities included in the indexes may not be the same as those held by the Fund.

MANAGEMENT

David Factor, CFA, Portfolio Manager

o    Managed the Fund since 2001.

o    Joined AEFC in 1994.


o    Began investment career in 1996 becoming a quantitative analyst in 1999.


o    BSB, University of Minnesota.

AXP Variable Portfolio - Short Duration U.S. Government Fund

GOAL

The Fund seeks to provide shareholders with a high level of current income and safety of principal consistent with an investment in U.S. government and government agency securities. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in debt obligations. Under normal market conditions, at least 80% of the Fund's net assets are invested in securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities. Although the Fund may invest in any U.S. government securities, it is anticipated that U.S. government securities representing part ownership in pools of mortgage loans (mortgage-backed securities) will comprise a large percentage of the Fund's investments. These mortgage loans include, but are not limited to Government National Mortgage Association (GNMA or Ginnie Mae) mortgage-backed bonds, which are backed by the full faith and credit of the United States; and Federal National Mortgage Association (FNMA or Fannie Mae) and Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac) mortgage-backed bonds, which are backed by the credit of federal agencies or government sponsored agencies or government sponsored entities. The Fund will utilize forward sale commitments for hedging purposes. Additionally, the Fund will utilize derivative instruments and when-issued securities to produce incremental earnings, to hedge existing positions, and to increase flexibility. The Fund's potential losses from the use of these instruments could extend beyond its initial investment. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

In pursuit of the Fund's goal, AEFC, the Fund's investment manager, chooses investments by:

o    Reviewing credit characteristics and the interest rate outlook.

o    Identifying and buying securities that:

     o are high quality or have similar qualities, in AEFC's opinion, even though they are not rated or have been given a lower rating by a rating agency; and

     o    have short or intermediate-term maturities.

o Under normal market conditions, the Fund will maintain an average portfolio duration of one to three years. Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the longer it will take to repay the principal and interest obligations and the more sensitive it will be to changes in interest rates. For example, a three year duration means a bond is expected to decrease in value by 3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%.

--------------------------------------------------------------------------------
47p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

In evaluating whether to sell a security, AEFC considers, among other factors, whether:

o    The interest rate or economic outlook changes.

o    The security is overvalued relative to alternative investments.

o    AEFC wishes to lock-in profits.

o    AEFC identifies a more attractive opportunity.

o The issuer or the security continues to meet the other standards described above.

Unusual Market Conditions


During unusual market conditions, the Fund may invest more of its assets in money market securities than during normal market conditions. Although investing in these securities would serve primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees and expenses. Additionally, the Fund's portfolio turnover may be affected by short-term investment strategies. High portfolio turnover could result in increases in transaction costs and may result in realized capital gains that would be taxable distributions to shareholders.


PRINCIPAL RISKS

Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

     Market Risk

     Correlation Risk

     Interest Rate Risk

     Call/Prepayment Risk

     Credit Risk

     Derivatives Risk

Market Risk


The market value of securities may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.


Correlation Risk

The risk that a given transaction may fail to achieve its objectives due to an imperfect relationship between markets. Certain investments may react more negatively than others in response to changing market conditions.

Interest Rate Risk


The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a bond, the higher its yield and the greater its sensitivity to changes in interest rates.


Call/Prepayment Risk

The risk that a bond or other security might be called (or otherwise converted, prepaid, or redeemed) before maturity. This type of risk is closely related to reinvestment risk, which is the risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

Credit Risk

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note).

Derivatives Risk

Just as with securities in which the fund invests directly, derivatives are subject to a number of risks, including market, correlation, liquidity, interest rate, and credit risk. In addition, gains or losses involving derivatives may be substantial, because a relatively small price movement in the underlying security, currency or index may result in a substantial gain or loss for the fund.

--------------------------------------------------------------------------------
48p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

PAST PERFORMANCE

The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance varied for each full calendar year shown on the chart below, and

o how the Fund's average annual total returns compare to other recognized indexes.

How the Fund performed in the past does not indicate how the Fund will perform in the future.


            AXP VP - Short Duration U.S. Government Fund Performance

                            (based on calendar years)

                1994 1995 1996 1997 1998 1999 2000 2001 2002 2003



During the period shown in the bar chart, the highest return for a calendar quarter was _____% (quarter ending _____________) and the lowest return for a calendar quarter was _____% (quarter ending _____________).

The Fund's year to date return as of Sept. 30, 2004 was _____%.

Average Annual Total Returns (as of Dec. 31, 2003)

                                                 1 year      Since inception

AXP VP - Short Duration U.S. Government Fund        %            %(a)

Lehman Brothers 1-3 Year Government Index           %            %(b)

Lipper Short U.S. Government Funds Index            %            %(b)


(a) Inception date was Sept. 15, 1999.

(b) Measurement period started Oct. 1, 1999.

This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown.

For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.

Lehman Brothers 1-3 Year Government Index, an unmanaged index, is made up of all publicly issued, non-convertible domestic debt of the U.S. government, or agency thereof, or any quasi-federal corporation. The index also includes corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum maturity of one year up to a maximum maturity of 2.9 years are included.


The Lipper Short U.S. Government Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

The securities included in the indexes may not be the same as those held by the Fund.


--------------------------------------------------------------------------------
49p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

MANAGEMENT

The team that manages the Fund's portfolio is led by:

Scott Kirby, Portfolio Manager

o    Managed the Fund since 2001.

o    Leader of the structured assets team.


o Joined AEFC in 1979, worked at Citicorp Mortgage 1985 to 1986 and returned to AEFC in 1987.


o    Began investment career in 1983.

o    MBA, University of Minnesota.

AEFC's investment professionals who manage fixed income funds are organized into teams. Each team specializes in a particular sector of the fixed income market.

OTHER SECURITIES AND INVESTMENT STRATEGIES


The Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as money market securities and investment grade non-governmental debt obligations. Additionally, the Fund may use derivative instruments such as futures, options, and forward contracts to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.


For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

AXP Variable Portfolio - Small Cap Advantage Fund

GOAL

The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES


The Fund's assets primarily are invested in equity securities. Under normal market conditions, at least 80% of the Fund's net assets are invested in equity securities of companies with market capitalizations of up to $2 billion or that fall within the range of the Russell 2000(R) Index at the time of investment. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.


AEFC, the Fund's investment manager, is responsible for the Fund's overall administration, distribution and oversight of the subadviser. Kenwood Capital Management LLC (Kenwood) (the Subadviser), an indirect subsidiary of AEFC, subadvises the Fund.

Kenwood manages the Fund to provide diversified exposure to the small cap segment of the U.S. stock market. Under normal market conditions, it is expected that the Fund will be fully invested in common stocks across a wide range of industries.


Kenwood buys stocks based on a largely quantitative analysis of valuation and earnings. This selection discipline favors companies that exhibit:

o Attractive valuations, based on measures such as the ratio of stock price to company earnings or free cash flow per share.

o Improving earnings, based on trends in earnings estimates or earnings that were better than expected.


Kenwood will normally sell a stock holding if:


o    The stock becomes expensive relative to other stocks in the sector.


o    The company's financial performance fails to meet expectations.

Unusual Market Conditions


During unusual market conditions, the Fund may invest more of its assets in money market securities than during normal market conditions. Although the Fund would invest in these securities primarily to reduce risk, this type of investment also could prevent the Fund from achieving its investment objective. During these times trading in the Fund's portfolio securities could be more frequent, which could result in increased fees, expenses, and taxes.


--------------------------------------------------------------------------------
50p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

PRINCIPAL RISKS

This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

     Market Risk

     Small and Medium Company Risk

     Issuer Risk

Market Risk


The market value of securities may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.


Small and Medium Company Risk

Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

Issuer Risk


An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.


PAST PERFORMANCE

The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance varied for each full calendar year shown on the chart below, and

o how the Fund's average annual total returns compare to other recognized indexes.

How the Fund performed in the past does not indicate how the Fund will perform in the future.


                  AXP VP - Small Cap Advantage Fund Performance

                            (based on calendar years)

                1994 1995 1996 1997 1998 1999 2000 2001 2002 2003



During the period shown in the bar chart, the highest return for a calendar quarter was ___% (quarter ending ________) and the lowest return for a calendar quarter was _____% (quarter ending __________).

The Fund's year to date return as of Sept. 30, 2004 was _____%.


--------------------------------------------------------------------------------
51p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Average Annual Total Returns (as of Dec. 31, 2003)

                                        1 year              Since inception

AXP VP - Small Cap Advantage Fund         %                      %(a)

Russell 2000(R)Index                      %                      %(b)

Lipper Small-Cap Core Funds Index         %                      %(b)


(a) Inception date was Sept. 15, 1999.

(b) Measurement period started Oct. 1, 1999.

This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown.

For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.

Russell 2000(R) Index, an unmanaged index, measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 8% of the total market capitalization of the Russell 3000(R) Index.

The Lipper Small-Cap Core Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

The securities included in the indexes may not be the same as those held by the Fund.

MANAGEMENT

Jake Hurwitz, CFA, Co-Portfolio Manager

o    Managed the Fund since 1999.

o    Principal of Kenwood Capital Management LLC, since 1998.

o Prior to that, Senior Vice President and Senior Portfolio Manager, Travelers Investment Management Company (TIMCO), from 1991 to 1998.


o    Began investment career in 1979.


o    MA, University of California, MBA, New York University.

Kent Kelley, CFA, Co-Portfolio Manager

o    Managed the Fund since 1999.

o    Principal of Kenwood Capital Management LLC, since 1998.

o    Prior to that, Chief Executive Officer, TIMCO, from 1995 to 1998.

o    Began investment career in 1978.

o    MA, Yale University.


Dimitris J. Bertsimas, portfolio manager, became associated with AEFC in August 2002. He has ten years of consulting experience in the asset management industry. In 1999, he co-founded Dynamic Ideas, LLC, a consulting firm specializing in the development of quantitative tools for the asset management industry. He served as managing partner prior to the acquisition of the assets of Dynamic Ideas, LLC by American Express Financial Advisors Inc. Currently, Dr. Bertsimas serves as Boeing Professor of Operations Research at the Sloan School of Management and the Operations Research Center at the Massachusetts Institute of Technology (MIT), where he has been a member of the faculty since 1988. Dr. Bertsimas received a BS in electrical engineering and computer science at the National Technical University of Athens, Greece, a MS in operations research at MIT, and a Ph.D. in applied mathematics and operations research at MIT. Prior to December 2002, Dr. Bertsimas had not served as the portfolio manager of a mutual fund or similar investment vehicle.

Jonathan Calvert, portfolio manager, joined AEFC in 2003. He has more than 10 years of experience in the asset management industry. From 1992 to 2003, Mr. Calvert worked at Grantham, Mayo, van Otterloo LLC (GMO), where he was a partner of the firm. During that time, Mr. Calvert worked in quantitative research and portfolio management for both U.S. and international portfolios. He also designed the quantitative research environment used throughout GMO's offices. In his role as Director of Quantitative Trading Research, he focused on cost measurement and prediction, high frequency return models and optimization for the equity trades. Mr. Calvert received a Bachelor of Mathematics degree from the University of Waterloo, Waterloo, Canada.


--------------------------------------------------------------------------------
52p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

OTHER SECURITIES AND INVESTMENT STRATEGIES


The Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as money market securities and debt securities. Additionally, the Fund may use derivative instruments such as futures, options, and forward contracts to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.


For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.


AXP Variable Portfolio - Strategy Aggressive Fund


GOAL

The Fund seeks to provide shareholders with capital appreciation. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in securities of growth companies. Under normal market conditions, at least 65% of the Fund's total assets are invested in equity securities.

In pursuit of the Fund's goal, AEFC, the Fund's investment manager, chooses equity investments by:

o Considering opportunities and risks within growing industries and new technologies.

o    Selecting companies that AEFC believes have aggressive growth prospects.

o    Identifying small and medium companies with:

     o  effective management,

     o  financial strength, and

     o  competitive market position.


The Fund focuses on medium-sized and small-sized companies whose market capitalization falls within the range of companies in the Russell MidCap(R) Index for medium-sized companies and the Russell 2000(R) Index for the small-sized companies. The market capitalization within Indexes will vary, but as of June 30, 2004, the range was between $____ billion and $_____ billion in the Russell MidCap(R) Index, and between $_____ million and $____ billion in the Russell 2000 Index.


In evaluating whether to sell a security, AEFC considers, among other factors, whether:

o    The security is overvalued relative to alternative investments.

o    The security has reached AEFC's price objective.

o    The company's characteristics change.

o    The company has met AEFC's earnings and/or growth expectations.

o    Political,   economic,   or  other  events   could  affect  the   company's
     performance.

o    AEFC wishes to minimize potential losses (i.e., in a market down-turn).

o    AEFC wishes to lock-in profits.

o    AEFC identifies a more attractive opportunity.

o The company or the security continues to meet the other standards described above.

Unusual Market Conditions


During unusual market conditions or when growth opportunities are unavailable, the Fund may invest more of its assets in money market securities or debt obligations than during normal market conditions. Although investing in these securities would serve primarily to avoid losses, this type of investing also could prevent the Fund from achieving its investment objective. During these times, AEFC may make frequent securities trades that could result in increased fees and expenses.


PRINCIPAL RISKS

This Fund is designed for investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

     Market Risk

     Style Risk

     Small and Medium Company Risk

     Issuer Risk

--------------------------------------------------------------------------------
53p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Market Risk


The market value of securities may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.


Style Risk

The Fund purchases growth stocks based on the expectation that the companies will have strong growth in earnings. The price paid often reflects an expected rate of growth. If that growth fails to occur, the price of the stock may decline quickly.

Small and Medium Company Risk

Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.

Issuer Risk


An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors.


PAST PERFORMANCE

The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance varied for each full calendar year shown on the chart below, and

o how the Fund's average annual total returns compare to other recognized indexes.

How the Fund performed in the past does not indicate how the Fund will perform in the future.


                  AXP VP - Strategy Aggressive Fund Performance

                            (based on calendar years)

                1994 1995 1996 1997 1998 1999 2000 2001 2002 2003



During the period shown in the bar chart, the highest return for a calendar quarter was ______% (quarter ending ___________) and the lowest return for a calendar quarter was ______% (quarter ending ________).

The Fund's year to date return as of Sept. 30, 2004 was ______%.

Average Annual Total Returns (as of Dec. 31, 2003)

                                     1 year      5 years     10 years

AXP VP - Strategy Aggressive Fund      %            %            %

Russell MidCap(R)Growth Index          %            %            %

Lipper Mid-Cap Growth Funds Index      %            %            %


This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown.

For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.

--------------------------------------------------------------------------------
54p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Russell MidCap(R) Growth Index measures the performance of those Russell MidCap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index.

The Lipper Mid-Cap Growth Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

The securities included in the indexes may not be the same as those held by the Fund.

MANAGEMENT

Paul Rokosz, CFA, Portfolio Manager

o    Managed the Fund since 2002.

o    Joined AEFC in 1998.


o    Prior to that, Senior Analyst, Putnam Investments, from 1996 to 1998.


o    Began investment career in 1986.

o    MBA, University of Chicago Graduate School of Business.

OTHER SECURITIES AND INVESTMENT STRATEGIES


The Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as foreign securities, money market securities, debt obligations rated B or higher, and convertible securities. Additionally, the Fund may use derivative instruments such as futures, options, and forward contracts to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.


For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.


AXP Variable Portfolio - Threadneedle Emerging Markets Fund


GOAL

The Fund seeks to provide shareholders with long-term capital growth. Because any investment involves risk, achieving this goal cannot be guaranteed.

PRINCIPAL INVESTMENT STRATEGIES


The Fund's assets are primarily invested in equity securities of emerging markets companies. Emerging markets are countries characterized as developing or emerging by either the World Bank or the United Nations. Under normal market conditions, at least 80% of the Fund's net assets will be invested in securities of companies that are located in emerging market countries, or that earn 50% or more of their total revenues from goods or services produced in emerging market countries or from sales made in emerging market countries. The Fund will provide shareholders with at least 60 days' notice of any change in the 80% policy.

AEFC serves as the investment manager to the Fund and is responsible for oversight of the Fund's investment process and for administration of the Fund. AEFC has entered into an agreement with Threadneedle International Limited
(Threadneedle), an indirect wholly-owned subsidiary of AEFC, to act as subadviser to the Fund.

Threadneedle chooses investments by:

o    Deploying  an  integrated  approach to equity  research  that  incorporates
     regional   analyses,   a  global  sector   strategy,   and  stock  specific
     perspectives.

o Conducting detailed research on companies in a consistent strategic and macroeconomic framework.

o Looking for catalysts of change and identifying the factors driving markets, which will vary over economic and market cycles.

o    Implementing  rigorous risk control processes that ensure that the risk and
     return   characteristics  of  the  Fund's  portfolio  are  consistent  with established portfolio management parameters.

Using the global sector strategy, the Fund's portfolio management team constructs the portfolio by selecting geographic regions in which to invest and by investing in most of the stocks on two core lists of holdings, the Largest Companies List and the Preferred List. In addition, the portfolio will hold other securities selected by the portfolio management team. These discretionary holdings will typically make up a much smaller portion of the Fund.

o    The  Largest  Companies  List  includes  the  largest  stocks in the Fund's
     benchmark  Threadneedle's  research  on  regions,   sectors,  and  specific
     companies is used to determine recommended weightings for each stock.

o The Preferred List includes the stocks not included in the Largest Companies List that represent the best ideas generated by Threadneedle's research area. Stocks on the Preferred List are selected by:

     o  Evaluating the opportunities and risks within regions and sectors;

     o  Assessing valuations; and


--------------------------------------------------------------------------------
55p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

     o    Evaluating  one or more of the  following:  balance  sheets  and  cash
          flows,  the  demand  for  a  company's   products  or  services,   its
          competitive position, or its management.

     The Fund will normally be overweight in the stocks on the Preferred List compared to the benchmark.

o Discretionary holdings are selected by the individual portfolio management team based on the same criteria used to generate the Preferred List. These stocks are assigned ratings based on their ability to outperform within their sector. The team typically selects the highest rated stocks outside the core category.

A number of factors may prompt the portfolio management team to sell securities. A sale may result from a change in the composition of the Fund's benchmark, a change in sector strategy, or a change in the economic or political conditions in a particular country. A sale may also be prompted by factors specific to a stock, such as valuation or company fundamentals.

The Fund will normally have exposure to foreign currencies. The portfolio management team closely monitors the Fund's exposure to foreign currency. From time to time the team may use forward currency transactions or other derivative instruments to hedge against currency fluctuations.

Unusual Market Conditions

During weak or declining markets, the Fund may invest more of its assets in money market securities than during normal market conditions. The Fund will invest in these securities primarily to avoid losses, however this type of investment also could prevent the Fund from achieving its investment objective. During these times, the Fund may make frequent securities trades that could result in increased fees, expenses, and taxes.


PRINCIPAL RISKS

This Fund is designed for long-term investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

     Market Risk

     Foreign/Emerging Markets Risk

     Issuer Risk


     Sector/Concentration Risk


     Liquidity Risk

Market Risk


The market value of securities may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.


Foreign/Emerging Markets Risk

The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social, and political) in these countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Issuer Risk


An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Sector/Concentration Risk


Investments that are concentrated in a particular issuer, geographic region, or sector will be more susceptible to changes in price (the more you diversify, the more you spread risk).

--------------------------------------------------------------------------------
56p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Liquidity Risk

Securities may be difficult or impossible to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments, or forego an investment opportunity.

PAST PERFORMANCE

The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance varied for each full calendar year shown on the chart below, and

o how the Fund's average annual total returns compare to other recognized indexes.

How the Fund performed in the past does not indicate how the Fund will perform in the future.


             AXP VP - Threadneedle Emerging Markets Fund Performance

                            (based on calendar years)

                1994 1995 1996 1997 1998 1999 2000 2001 2002 2003



During the period shown in the bar chart, the highest return for a calendar quarter was _____% (quarter ending __________) and the lowest return for a calendar quarter was _____% (quarter ending __________).

The Fund's year to date return as of Sept. 30, 2004 was _____%.

Average Annual Total Returns (as of Dec. 31, 2003)

                                                1 year       Since inception

AXP VP - Threadneedle Emerging Markets Fund        %              %(a)

MSCI Emerging Markets Free Index                   %              %(b)

Lipper Emerging Markets Funds Index                %              %(b)


(a) Inception date was May 1, 2000.

(b) Measurement period started May 1, 2000.

This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown.

For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.

Morgan Stanley Capital International (MSCI) Emerging Markets Free Index, an unmanaged market capitalization-weighted index, is compiled from a composite of securities markets of 26 emerging markets countries. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

The Lipper Emerging Markets Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

The securities included in the indexes may not be the same as those held by the Fund.

--------------------------------------------------------------------------------
57p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

MANAGEMENT


The team that manages the Fund's Portfolio is led by:


Julian A.S. Thompson, Portfolio Manager


o    Managed the Portfolio since 1999.


o    Joined AEFC in 1999.


o Prior to that, Investment Manager for Stewart Ivory, a Scottish investment company, from 1993 to 1999.


o    Began investment career in 1993.


o    BA and Ph.D., Magdalene College, Cambridge University.

Jules Mort, Deputy Portfolio Manager

o    Managed the Portfolio since 2003.

o    Joined Threadneedle in 2001.

o Prior to that, Analyst and Portfolio Manager, Baillie Gifford & Co., 1997 to 2001.

o    Began investment career in 1997.

o    MSc, University of Stirling.


OTHER SECURITIES AND INVESTMENT STRATEGIES


The Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as money market securities and debt securities. Additionally, the Fund may use derivative instruments such as futures, options, and forward contracts to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.


For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.


AXP Variable Portfolio - Threadneedle International Fund


GOAL

The Fund seeks to provide shareholders with capital appreciation. Because any investment involves risk, achieving this goal cannot be guaranteed.


PRINCIPAL INVESTMENT STRATEGIES

The Fund's assets primarily are invested in equity securities of foreign issuers that offer strong growth potential. The Fund may invest in developed and in emerging markets.

AEFC serves as the investment manager to the Fund and is responsible for oversight of the Fund's investment process and for administration of the Fund. AEFC has entered into an agreement with Threadneedle International Limited
(Threadneedle), an indirect wholly-owned subsidiary of AEFC, to act as subadviser to the Fund.

Threadneedle chooses investments by:

o    Deploying  an  integrated  approach to equity  research  that  incorporates
     regional   analyses,   a  global  sector   strategy,   and  stock  specific
     perspectives.

o Conducting detailed research on companies in a consistent strategic and macroeconomic framework.

o Looking for catalysts of change and identifying the factors driving markets, which will vary over economic and market cycles.

o    Implementing  rigorous risk control processes that ensure that the risk and
     return   characteristics  of  the  Fund's  portfolio  are  consistent  with established portfolio management parameters.

Threadneedle determines the allocation of the Fund's assets among various regions at a monthly meeting on asset allocation and regional strategy. The allocation is reviewed weekly at a meeting at which all of Threadneedle's regional teams who cover foreign securities are represented.

Using the global sector strategy, the Fund's portfolio management team constructs the portfolio using two core lists of recommended holdings for each of the regions included in the allocation model, the Largest Companies List and the Preferred List. In addition, the portfolio may hold other securities selected by the various regional experts. These discretionary holdings will typically make up a much smaller portion of the Fund.

o The Largest Companies List includes the largest stocks in the Fund's benchmark. Threadneedle's research on regions, sectors, and specific companies is used to determine recommended weightings for each stock.


--------------------------------------------------------------------------------
58p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

o The Preferred List includes the stocks not included in the Largest Companies List that represent the best ideas generated by Threadneedle's research. Stocks on the Preferred List are selected by:

     o    Evaluating the opportunities and risks within regions and sectors;

     o    Assessing valuations; and

     o    Evaluating  one or more of the  following:  balance  sheets  and  cash
          flows,  the  demand  for  a  company's   products  or  services,   its
          competitive position, or its management.

     The Fund will normally be overweight in the stocks on the Preferred List compared to the benchmark.

o Discretionary holdings are selected by the portfolio management team based on the same criteria used to generate the Preferred List. These stocks are assigned ratings based on their ability to outperform within their sector. The team typically selects the highest rated stocks outside the core category.

A number of factors may prompt the portfolio management team to sell securities. A sale may result from a change in the composition of the Fund's benchmark or a change in sector strategy. A sale may also be prompted by factors specific to a stock, such as valuation or company fundamentals.

The Fund will normally have exposure to foreign currencies. The portfolio management team closely monitors the Fund's exposure to foreign currency. From time to time the team may use forward currency transactions or other derivative instruments to hedge against currency fluctuations.

Unusual Market Conditions

During weak or declining markets, the Fund may invest more of its assets in money market securities than during normal market conditions. The Fund will invest in these securities primarily to avoid losses, however this type of investment also could prevent the Fund from achieving its investment objective. During these times, the Fund may make frequent securities trades that could result in increased fees and expenses.

PRINCIPAL RISKS


This Fund is designed for long-term investors with above-average risk tolerance. Please remember that with any mutual fund investment you may lose money. Principal risks associated with an investment in the Fund include:

     Market Risk

     Foreign/Emerging Markets Risk


     Small and Medium Company Risk


     Issuer Risk

Market Risk


The market value of securities may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.


Foreign/Emerging Markets Risk

The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social and political) in emerging market countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners and hostile relations with neighboring countries.


Small and Medium Company Risk

Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less and may be more volatile than is typical of larger companies.


--------------------------------------------------------------------------------
59p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Issuer Risk


An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.


PAST PERFORMANCE

The following bar chart and table indicate the risks and variability of investing in the Fund by showing:

o how the Fund's performance varied for each full calendar year shown on the chart below, and

o how the Fund's average annual total returns compare to other recognized indexes.

How the Fund performed in the past does not indicate how the Fund will perform in the future.


              AXP VP - Threadnnedle International Fund Performance

                            (based on calendar years)

                1994 1995 1996 1997 1998 1999 2000 2001 2002 2003



During the period shown in the bar chart, the highest return for a calendar quarter was _____% (quarter ending _____________) and the lowest return for a calendar quarter was _____% (quarter ending _____________).

The Fund's year to date return as of Sept. 30, 2004 was _____%.

Average Annual Total Returns (as of Dec. 31, 2003)

                                             1 year     5 years    10 years

AXP VP - Threadneedle International Fund       %            %           %

MSCI EAFE Index                                %            %           %

Lipper International Funds Index               %            %           %



This table shows total returns from a hypothetical investment in the Fund. Comparison index returns are for the same periods. The results do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown.

For purposes of this calculation, information about the Fund assumes the deduction of applicable fund expenses and makes no adjustments for taxes that may have been paid on the reinvested income and capital gains.

Morgan Stanley Capital International EAFE Index (MSCI EAFE Index), an unmanaged index, is compiled from a composite of securities markets of Europe, Australia and the Far East. The index is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

The Lipper International Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

The securities included in the indexes may not be the same as those held by the Fund.

--------------------------------------------------------------------------------
60p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

MANAGEMENT


The team that manages the Fund's portfolio is led by:

Alex Lyle, Portfolio Manager

o    Head of managed funds.

o    Managed the Fund since 2003.

o    Joined Threadneedle in 1994.

o    Began investment career in 1980.

o    MA, Oxford University.

Dominic Rossi, Deputy Portfolio Manager

o    Head of international equities.

o    Managed the Portfolio since 2003.

o    Joined Threadneedle in 1997.

o    Began investment career in 1986.

o    MBA, City University, London.


OTHER SECURITIES AND INVESTMENT STRATEGIES


The Fund may invest in other securities and may use other investment strategies that are not principal investment strategies. The Fund's policies permit investment in other instruments, such as money market securities, preferred stocks, convertible securities, and debt securities of any rating. Additionally, the Fund may use derivative instruments such as futures, options, and forward contracts to produce incremental earnings, to hedge existing positions, and to increase flexibility. Even though the Fund's policies permit the use of derivatives in this manner, the portfolio manager is not required to use derivatives.


For more information on strategies and holdings, see the Fund's SAI and its annual and semiannual reports.

--------------------------------------------------------------------------------
61p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Fees and Expenses

Because the Fund is the underlying investment vehicle for an annuity contract or life insurance policy, there is no sales charge for the purchase or sale of Fund shares. However, there may be charges associated with your annuity contract or life insurance policy, including those that may be associated with surrender or withdrawal. Any charges that apply to the subaccount and your contract or policy are described in the annuity contract or life insurance policy prospectus.

The summary below describes the Fund fees and expenses that you would pay if you buy a variable annuity or life insurance policy and allocate your purchase payments to subaccounts or premiums that invest in the Fund. This summary does not reflect any fee or sales charges imposed by your annuity contract or life insurance policy.

ANNUAL FUND OPERATING EXPENSES

As a percentage of average daily net assets

                                             Management   Distribution       Other                Fee waiver/expense     Net
Fund                                           fees(a)   (12b-1) fees(b)  expenses(c)     Total      reimbursement    expenses


AXP VP - Cash Management Fund                   0.51%        0.13%         0.06%         0.70%            0.00%        0.70%


AXP VP - Core Bond Fund                         0.63%        0.13%         0.45%         1.21%            0.26%        0.95%

AXP VP - Diversified Bond Fund                  0.60%        0.13%         0.08%         0.81%            0.00%        0.81%


AXP VP - Diversified Equity Income Fund         0.53%(h)     0.13%         0.10%         0.76%            0.00%        0.76%

AXP VP - Equity Select Fund                     0.68%(i)     0.13%         0.25%         1.06%            0.00%        1.06%


AXP VP - Global Bond Fund                       0.84%        0.13%         0.12%         1.09%            0.00%        1.09%


AXP VP - Growth Fund                            0.65%(i)     0.13%         0.21%         0.99%            0.00%        0.99%


AXP VP - High Yield Bond Fund                   0.62%        0.13%         0.08%         0.83%            0.00%        0.83%


AXP VP - Income Opportunities Fund              0.64%        0.13%         0.16%         0.93%            0.00%        0.93%

AXP VP - Inflation Protected Securities Fund    0.49%        0.13%         0.16%         0.78%            0.03%        0.75%

AXP VP - Large Cap Equity Fund                  0.64%(i)     0.13%         0.08%         0.85%            0.00%        0.85%


AXP VP - Large Cap Value Fund                   0.63%        0.13%         0.43%         1.19%            0.14%        1.05%


AXP VP - Managed Fund                           0.61%(i)     0.13%         0.06%         0.80%            0.00%        0.80%

AXP VP - New Dimensions Fund                    0.62%(h)     0.13%         0.07%         0.82%            0.00%        0.82%

AXP VP - Partners Select Value Fund(e)          0.81%        0.13%         0.46%         1.40%            0.25%        1.15%

AXP VP - Partners Small Cap Value Fund(f)       0.99%(h)     0.13%         0.43%         1.55%            0.00%        1.55%


AXP VP - S&P 500 Index Fund                     0.29%        0.13%         0.22%         0.64%            0.14%        0.50%

AXP VP - Short Duration U.S. Government Fund    0.61%        0.13%         0.08%         0.82%            0.00%        0.82%

AXP VP - Small Cap Advantage Fund(g)            0.81%(i)     0.13%         0.25%         1.19%            0.00%        1.19%


AXP VP - Strategy Aggressive Fund               0.61%(h)     0.13%         0.09%         0.83%            0.00%        0.83%

AXP VP - Threadneedle Emerging Markets Fund(d)  1.13%(h)    0.13%         0.78%         2.04%            0.29%        1.75%

AXP VP - Threadneedle International Fund(d)     0.84%(h)     0.13%         0.09%         1.06%            0.00%        1.06%




(a)  The Fund pays AEFC a fee for managing its assets.


(b) The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The Fund pays IDS Life Insurance Company an annual fee of up to 0.125% of average daily net assets as payment for distributing its shares and providing shareholder services. Because this fee is paid out of the Fund's assets on an on-going basis, over time this fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

(c) The Fund pays taxes, brokerage commissions and other nonadvisory expenses including administrative and accounting services.


(d)  AEFC  pays  Threadneedle  a  fee  for  sub-investment   advisory  services.
     Threadneedle (60 St. Mary Ave, London EC3A 8YQ, England) is an indirect wholly-owned subsidiary of AEFC.

(e)  AEFC pays GAMCO Investors, Inc. a fee for sub-investment advisory services.

(f) AEFC pays Royce, GSAM, Donald Smith, Franklin Portfolio and Barrow, Hanley a fee for sub-investment advisory services.

(g) AEFC pays Kenwood Capital Management LLC (KCM LLC) a fee for sub-investment advisory services. KCM LLC (Metropolitan Center, Suite 2300, 333 South Seventh Street, Minneapolis, MN 55402) is an indirect subsidiary of AEFC.

(h) Includes the impact of a performance incentive adjustment fee that decreased the management fee by ____% for AXP VP - Diversified Equity Income Fund, _____% for AXP VP - New Dimensions Fund, _____% for AXP VP - Partners Small Cap Value Fund, _____% for AXP VP - Strategy Aggressive Fund, ____% for AXP VP - Threadneedle Emerging Markets Fund and ____% for AXP VP - Threadneedle International Fund, .

(i) Includes the impact of a performance incentive adjustment that increased the management fee by____% for AXP VP - Equity Select Fund, _____% for AXP VP - Growth Fund, ______% for AXP VP - Managed Fund and _____% for AXP VP - Small Cap Advantage Fund.


--------------------------------------------------------------------------------
62p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Example

This example is intended to show you the expenses you would pay if you invest $10,000 to a subaccount that invests in the Fund which earns a 5% annual return. The operating expenses remain the same each year. If you hold your accumulation units until the end of the years shown, your costs would be:

Fund                               1 year      3 years     5 years     10 years


AXP VP - Cash Management Fund

AXP VP - Core Bond Fund

AXP VP - Diversified Bond Fund

AXP VP - Diversified Equity Income Fund

AXP VP - Equity Select Fund

AXP VP - Global Bond Fund

AXP VP - Growth Fund

AXP VP - High Yield Bond Fund

AXP VP - Income Opportunities Fund

AXP VP - Inflation Protected Securities Fund

AXP VP - Large Cap Equity Fund

AXP VP - Large Cap Value Fund

AXP VP - Managed Fund

AXP VP - New Dimensions Fund

AXP VP - Partners Select Value Fund

AXP VP - Partners Small Cap Value Fund

AXP VP - S&P 500 Index Fund

AXP VP - Short Duration U.S. Government Fund

AXP VP - Small Cap Advantage Fund

AXP VP - Strategy Aggressive Fund

AXP VP - Threadneedle Emerging Markets Fund

AXP VP - Threadneedle International Fund


This example does not represent actual expenses, past or future. Actual expenses may be higher or lower than those shown.

This example does not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would increase expenses for all periods shown.

Expense Limitations


Through Aug. 31, 2005, AEFC has agreed to waive certain fees and reimburse expenses to the extent that total expenses exceed the following percentage of Fund average daily net assets:

The expense table above has been adjusted to incorporate the expense limitations for a theoretical investment occurring on Sept. 1, 2004.


--------------------------------------------------------------------------------
63p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Buying and Selling Shares

VALUING FUND SHARES

The net asset value (NAV) is the value of a single Fund share. The NAV usually changes daily, and is calculated at the close of business of the New York Stock Exchange, normally 4 p.m. Eastern time, on each day the New York Stock Exchange
(NYSE) is open.


AXP Variable Portfolio - Cash Management Fund's securities are valued at amortized cost. In valuing assets of all other Funds, the Fund's assets are valued primarily on the basis of market quotations. However, securities will be valued at fair value if reliable quotations are not readily available. Securities also will be valued at fair value if their value has been materially affected by events after the close of the primary exchanges or markets on which they trade and before the NAV is calculated. This occurs most commonly with foreign securities, but may occur in other cases. The fair value of a security is likely to be different from the quoted or published price. Fair value procedures are approved by the Fund's Board of Directors. Certain short-term securities are valued at amortized cost. Foreign investments are valued in U.S. dollars. Some of the Fund's securities may be listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. In that event, the net asset value of the Fund's shares may change on days when shareholders will not be able to purchase or redeem the Fund's shares.


PURCHASING SHARES

You may not buy (nor will you own) shares of the Fund directly. You invest by buying an annuity contract or life insurance policy and allocating your purchase payments to the subaccount that invests in the Fund. Your purchase price will be the next NAV calculated after your request is received by the Fund or an authorized insurance company.

For further information concerning minimum and maximum payments and submission and acceptance of your application, see your annuity contract or life insurance policy prospectus.

TRANSFERRING/SELLING SHARES

There is no sales charge for the sale of Fund shares, but there may be charges associated with the surrender or withdrawal of your annuity contract or life insurance policy. Any charges that apply to the subaccount and your contract are described in your annuity contract or life insurance policy prospectus.

You may transfer all or part of your value in a subaccount investing in shares of the Fund to one or more of the other subaccounts investing in shares of other funds with different investment objectives.

You may provide instructions to sell any shares you have allocated to the subaccounts. AEFC or an authorized agent will mail your payment within seven days after accepting your surrender or withdrawal request. The amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received by the Fund or an authorized insurance company.

Please refer to your annuity contract or life insurance policy prospectus for more information about transfers among subaccounts as well as surrenders and withdrawals.

Distributions and Taxes

The Fund distributes to shareholders (subaccounts) dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.


REINVESTMENT


Since the distributions are automatically reinvested in additional Fund shares, the total value of your holdings will not change. The reinvestment price is the next calculated NAV after the distribution is paid.

TAXES

The Fund intends to comply with the regulations relating to the diversification requirements under section 817(h) of the Internal Revenue Code.

Important: This information is a brief and selective summary of some of the tax rules that apply to the Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

Federal income taxation of subaccounts, life insurance companies and annuity contracts or life insurance policies is discussed in your annuity contract or life insurance policy prospectus.

--------------------------------------------------------------------------------
64p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Other Information


INVESTMENT MANAGER

AEFC, the Fund's investment manager, located at 200 AXP Financial Center, Minneapolis, MN 55474, is the wholly-owned subsidiary of American Express
Company, a financial services company with headquarters at American Express Tower, World Financial Center, New York, NY 10285. In addition to managing investments for all of the AXP funds, AEFC manages investments for itself and its affiliates. For institutional clients, AEFC and its subsidiaries also provide investment management and related services such as separate account management, institutional trust and custody, and employee benefit plan administration, as well as investment products.


The Fund operates under an order from the Securities and Exchange Commission that permits AEFC, subject to the approval of the Board of Directors, to appoint a subadviser or change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. The order permits the Fund to add or change unaffiliated subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change.

AXP VP - Cash Management Fund, AXP VP - Diversified Bond Fund, AXP VP - Global Bond Fund, AXP VP - High Yield Bond Fund and AXP VP - Short Duration U.S. Government Fund received an order from the Securities and Exchange Commission that permits AEFC, subject to the approval of the Board of Directors, to appoint a subadviser or change the terms of a subadvisory agreement for the funds without first obtaining shareholder approval. Before the funds may rely on the order, a majority of the fund's outstanding voting securities will need to approve operating the funds in this manner. If shareholder approval is received, the funds may add or change unaffiliated subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. There is no assurance shareholder approval will be received, and no changes will be made without shareholder approval until that time.

--------------------------------------------------------------------------------
65p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Financial Highlights


The financial highlights tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The returns do not reflect the expenses that apply to the subaccounts or the contracts. Inclusion of these charges would reduce total return for all periods shown. This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, is included in the annual report which, if not included with this prospectus, is available upon request. We have not provided this information for AXP VP - Income Opportunities Fund and AXP VP - Inflation Protected Securities Fund because they are new and do not have any history.

[to be filed by Amendment]


--------------------------------------------------------------------------------
66p   AMERICAN EXPRESS VARIABLE PORTFOLIO FUNDS -- PROSPECTUS

Additional information about the Fund and its investments is available in the Fund's SAI, annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund during the last fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report or the semiannual report, or to make inquiries about the Fund, contact American Express Variable Portfolio Funds.

American Express Variable Portfolio Funds

70100 AXP Financial Center

Minneapolis, MN 55474

(800) 862-7919 TTY: (800) 846-4852

You may review and copy information about the Fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

Investment Company Act File #s:


AXP Variable Portfolio - Cash Management Fund                     811-3190


AXP Variable Portfolio - Core Bond Fund                           811-3219

AXP Variable Portfolio - Diversified Bond Fund                    811-3219

AXP Variable Portfolio - Diversified Equity Income Fund           811-4252


AXP Variable Portfolio - Equity Select Fund                       811-3218


AXP Variable Portfolio - Global Bond Fund                         811-3219

AXP Variable Portfolio - Growth Fund                              811-3218

AXP Variable Portfolio - High Yield Bond Fund                     811-3219


AXP Variable Portfolio - Income Opportunities Fund                811-3219

AXP Variable Portfolio - Inflation Protected Securities Fund      811-3219

AXP Variable Portfolio - Large Cap Equity Fund                    811-3218


AXP Variable Portfolio - Large Cap Value Fund                     811-3218

AXP Variable Portfolio - Managed Fund                             811-4252

AXP Variable Portfolio - New Dimensions Fund                      811-3218

AXP Variable Portfolio - Partners Select Value Fund               811-10383

AXP Variable Portfolio - Partners Small Cap Value Fund            811-10383

AXP Variable Portfolio - S&P 500 Index Fund                       811-3218

AXP Variable Portfolio - Short Duration U.S. Government Fund      811-3219

AXP Variable Portfolio - Small Cap Advantage Fund                 811-3218

AXP Variable Portfolio - Strategy Aggressive Fund                 811-3218


AXP Variable Portfolio - Threadneedle Emerging Markets Fund       811-3218

AXP Variable Portfolio - Threadneedle International Fund          811-3218


AMERICAN
  EXPRESS
(R)


American Express Variable Portfolio Funds
70100 AXP Financial Center
Minneapolis, MN 55474


                                                             S-6466-99 X (10/04)

                        STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

          AXP(R) Variable Portfolio - Income Series, Inc.

               AXP(R) Variable Portfolio - Core Bond Fund

               AXP(R) Variable Portfolio - Diversified Bond Fund

               AXP(R) Variable Portfolio - Global Bond Fund

               AXP(R) Variable Portfolio - High Yield Bond Fund


               AXP(R) Variable Portfolio - Income Opportunities Fund

               AXP(R) Variable Portfolio - Inflation Protected Securities Fund


               AXP(R) Variable Portfolio - Short Duration U.S. Government Fund

          AXP(R) Variable Portfolio - Investment Series, Inc.


               AXP(R) Variable Portfolio - Equity Select Fund

               AXP(R) Variable Portfolio - Growth Fund

               AXP(R) Variable Portfolio - Large Cap Equity Fund
               (formerly AXP(R) Variable Portfolio - Capital Resource Fund)

               AXP(R) Variable Portfolio - Large Cap Value Fund


               AXP(R) Variable Portfolio - New Dimensions Fund(R)

               AXP(R) Variable Portfolio - S&P 500 Index Fund


               AXP(R) Variable Portfolio - Small Cap Advantage Fund

               AXP(R) Variable Portfolio - Strategy Aggressive Fund

               AXP(R) Variable Portfolio - Threadneedle Emerging Markets Fund (formerly AXP(R) Variable Portfolio - Emerging Markets Fund)

               AXP(R) Variable Portfolio - Threadneedle International Fund (formerly AXP(R) Variable Portfolio - International Fund)


          AXP(R) Variable Portfolio - Managed Series, Inc.

               AXP(R) Variable Portfolio - Diversified Equity Income Fund

               AXP(R) Variable Portfolio - Managed Fund

          AXP(R) Variable Portfolio - Money Market Series, Inc.

               AXP(R) Variable Portfolio - Cash Management Fund

          AXP(R) Variable Portfolio - Partners Series, Inc.

               AXP(R) Variable Portfolio - Partners Select Value Fund

               AXP(R) Variable Portfolio - Partners Small Cap Value Fund

  (singularly and collectively, where the context requires, referred to as the
                                     Fund)


                                  OCT. 29, 2004

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus and the financial statements contained in the most recent Annual Report to shareholders (Annual Report) that may be obtained, without charge, from your financial advisor or by writing to American Express(R) Variable Portfolio Funds, 70100 AXP Financial Center, Minneapolis, MN 55474 or by calling (800) 862-7919.

The Independent Registered Public Accounting Firm's Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities, contained in the Annual Report are incorporated in this SAI by reference. No other portion of the Annual Report, however, is incorporated by reference. The prospectus for the Fund, dated the same date as this SAI, also is incorporated in this SAI by reference.

Table of Contents


Fundamental Investment Policies                                p.    3

Investment Strategies and Types of Investments                 p.   15

Information Regarding Risks and Investment Strategies          p.   24

Security Transactions                                          p.   42

Brokerage Commissions Paid to Brokers Affiliated with
   American Express Financial Corporation                      p.   47

Valuing Fund Shares                                            p.   48

Proxy Voting                                                   p.   50

Selling Shares                                                 p.   51

Capital Loss Carryover                                         p.   51

Taxes                                                          p.   52

Agreements                                                     p.   53

Organizational Information                                     p.   69

Board Members and Officers                                     p.   71

Independent Registered Public Accounting Firm                  p.   79

Appendix A: Description of Money Market Securities             p.   80

Appendix B: Description of Ratings                             p.   83

Appendix C: Additional Information About the Index             p.   87


--------------------------------------------------------------------------------
2   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Fundamental Investment Policies

Throughout this SAI, the funds are referred to as follows:


AXP Variable Portfolio - Cash Management Fund (Cash Management)


AXP Variable Portfolio - Core Bond Fund (Core Bond)

AXP Variable Portfolio - Diversified Bond Fund (Diversified Bond)

AXP Variable Portfolio - Diversified Equity Income Fund (Diversified Equity Income)


AXP Variable Portfolio - Equity Select Fund (Equity Select)


AXP Variable Portfolio - Global Bond Fund (Global Bond)

AXP Variable Portfolio - Growth Fund (Growth)

AXP Variable Portfolio - High Yield Bond Fund (High Yield Bond)


AXP Variable Portfolio - Income Opportunities Fund (Income Opportunities)

AXP  Variable  Portfolio  -  Inflation  Protected   Securities  Fund  (Inflation
Protected Securities)

AXP Variable Portfolio - Large Cap Equity Fund (Large Cap Equity)


AXP Variable Portfolio - Large Cap Value Fund (Large Cap Value)

AXP Variable Portfolio - Managed Fund (Managed)

AXP Variable Portfolio - New Dimensions Fund (New Dimensions)

AXP Variable Portfolio - Partners Select Value Fund (Partners Select Value)

AXP  Variable  Portfolio  - Partners  Small Cap Value Fund  (Partners  Small Cap
Value)

AXP Variable Portfolio - S&P 500 Index Fund (S&P 500 Index)

AXP Variable Portfolio - Short Duration U.S. Government Fund (Short Duration U.S. Government)

AXP Variable Portfolio - Small Cap Advantage Fund (Small Cap Advantage)


AXP Variable Portfolio - Strategy Aggressive Fund (Strategy Aggressive)

AXP Variable Portfolio - Threadneedle Emerging Markets Fund (Threadneedle Emerging Markets)

AXP  Variable   Portfolio  -  Threadneedle   International   Fund  (Threadneedle
International)



Fundamental investment policies adopted by the Fund cannot be changed without the approval of a majority of the outstanding voting securities of the Fund as defined in the Investment Company Act of 1940, as amended (the 1940 Act).

Notwithstanding any of the Fund's other investment policies, the Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies, and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.

The policies below are fundamental policies that apply to the Fund and may be changed only with shareholder approval. Unless holders of a majority of the outstanding voting securities agree to make the change, the Fund will not:



Cash Management

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sell restricted securities.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund will not purchase additional securities at any time borrowing for temporary purposes exceeds 5%.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities.

o  Buy on margin or sell short.

o Make cash loans. However, the Fund does make short-term investments which it may have an agreement with the seller to reacquire.

o Buy or sell real estate, commodities or commodity contracts. For purposes of this policy, real estate includes real estate limited partnerships.

o  Lend Fund securities in excess of 30% of its net assets, at market value.

o Purchase common stocks, preferred stocks, warrants, other equity securities, corporate bonds or debentures, state bonds, municipal bonds, or industrial revenue bonds.

o Intentionally invest more than 25% of the Fund's assets taken at market value in any particular industry, except with respect to investing in U.S. government or agency securities and bank obligations. Investments are varied according to what is judged advantageous under different economic conditions.

o  Issue senior securities, except as permitted under the 1940 Act.

--------------------------------------------------------------------------------
3   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Core Bond

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Borrow money, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o  Issue senior securities, except as permitted under the 1940 Act.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means that up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o Purchase more than 10% of the outstanding voting securities of an issuer except that up to 25% of the Fund's assets may be invested without regard to this 10% limitation.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o  Lend Fund securities in excess of 30% of its net assets.

Diversified Bond

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund will not purchase additional securities at any time borrowing for temporary purposes exceeds 5%.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o  Purchase more than 10% of the outstanding voting securities of an issuer.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o  Lend Fund securities in excess of 30% of its net assets.

--------------------------------------------------------------------------------
4   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Diversified Equity Income

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o  Purchase more than 10% of the outstanding voting securities of an issuer.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o  Issue senior securities, except as permitted under the 1940 Act.

o  Lend Fund securities in excess of 30% of its net assets.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.


Equity Select


o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o  Purchase more than 10% of the outstanding voting securities of an issuer.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o  Lend Fund securities in excess of 30% of its net assets.

--------------------------------------------------------------------------------
5   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Global Bond

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o  Purchase more than 10% of the outstanding voting securities of an issuer.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o Make a loan of any part of its assets to AEFC, to the board members and officers of AEFC or to its own board members and officers.

o  Lend Fund securities in excess of 30% of its net assets.

o  Issue senior securities, except as permitted under the 1940 Act.

Growth

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o  Purchase more than 10% of the outstanding voting securities of an issuer.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o  Issue senior securities, except as permitted under the 1940 Act

o Make a loan of any part of its assets to AEFC, to the board members and officers of AEFC or to its own board members and officers.

o  Lend Fund securities in excess of 30% of its net assets.

--------------------------------------------------------------------------------
6   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

High Yield Bond

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o  Purchase more than 10% of the outstanding voting securities of an issuer.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o  Lend Fund securities in excess of 30% of its net assets.

o  Issue senior securities, except as permitted under the 1940 Act.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.


Income Opportunities

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Borrow money, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o  Issue senior securities, except as permitted under the 1940 Act.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o Purchase more than 10% of the outstanding voting securities of an issuer except that up to 25% of the Fund's assets may be invested without regard to this 10% limitation.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o Lend Fund securities in excess of 30% of its net assets.


--------------------------------------------------------------------------------
7   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Inflation Protected Securities

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Borrow money, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o  Issue senior securities, except as permitted under the 1940 Act.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o  Lend Fund securities in excess of 30% of its net assets.

o Concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means that up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

Large Cap Equity

o Invest more than 5% of its total assets, at market value, in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities. Up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of the Fund's total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund will not purchase additional securities at any time borrowing for temporary purposes exceeds 5%.

o  Lend Fund securities in excess of 30% of its net assets.

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sell restricted securities.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means up to 25% of a Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o  Purchase more than 10% of the outstanding voting securities of an issuer.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.


--------------------------------------------------------------------------------
8   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Large Cap Value


o Act as an underwriter (sell securities for others) except to the extent that, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Borrow money, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o Purchase more than 10% of the outstanding voting securities of an issuer, except up to 25% of the Fund's total assets may be invested without regard to this 10% limitation.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, or other registered investment companies, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options, futures contracts, and foreign currency, or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o  Issue senior securities, except as permitted under the 1940 Act.

o  Lend Fund securities in excess of 30% of its net assets.

Managed

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund has not borrowed in the past and has no present intention to borrow.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry. According to the present interpretation by the Securities and Exchange Commission (SEC), this means up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o  Purchase more than 10% of the outstanding voting securities of an issuer.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o Make a loan of any part of its assets to AEFC, to the board members and officers of AEFC or to its own board members and officers.

o  Lend Fund securities in excess of 30% of its net assets.

o  Issue senior securities, except as permitted under the 1940 Act.

--------------------------------------------------------------------------------
9   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

New Dimensions

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o  Purchase more than 10% of the outstanding voting securities of an issuer.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o Make a loan of any part of its assets to AEFC, to the board members and officers of AEFC or to its own board members and officers.

o  Lend Fund securities in excess of 30% of its net assets.

Partners Select Value

o Act as an underwriter (sell securities for others) except to the extent that, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Purchase more than 10% of the outstanding voting securities of an issuer except up to 25% of the Fund's total assets may be invested without regard to this 10% limitation.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, or other registered investment companies, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Borrow money in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.


o Concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.


o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options, futures contracts and foreign currency or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o Make a loan of any part of its assets to American Express Financial Corporation (AEFC), to the board members and officers of AEFC or to its own board members and officers.

o  Issue senior securities, except as permitted under the 1940 Act.

o  Lend Fund securities in excess of 30% of its net assets.

--------------------------------------------------------------------------------
10   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Partners Small Cap Value

o Act as an underwriter (sell securities for others) except to the extent that, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Borrow money in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.


o Concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.


o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options, futures contracts and foreign currency or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o  Issue senior securities, except as permitted under the 1940 Act.

o  Lend Fund securities in excess of 30% of its net assets.

S&P 500 Index

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o Make a loan of any part of its assets to AEFC, to the board members and officers of AEFC or to its own board members and officers.

o  Lend Fund securities in excess of 30% of its net assets.

o  Issue senior securities, except as permitted under the 1940 Act.

--------------------------------------------------------------------------------
11   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Short Duration U.S. Government

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o  Purchase more than 10% of the outstanding voting securities of an issuer.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o Make a loan of any part of its assets to AEFC, to the board members and officers of AEFC or to its own board members and officers.

o  Lend Fund securities in excess of 30% of its net assets.

o  Issue senior securities, except as permitted under the 1940 Act.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

Small Cap Advantage

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o  Purchase more than 10% of the outstanding voting securities of an issuer.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o  Issue senior securities, except as permitted under the 1940 Act.

o  Lend Fund securities in excess of 30% of its net assets.

--------------------------------------------------------------------------------
12   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Strategy Aggressive

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund will not purchase additional securities at any time borrowing for temporary purposes exceeds 5%.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o  Purchase more than 10% of the outstanding voting securities of an issuer.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o Make a loan of any part of its assets to AEFC, to the board members and officers of AEFC or to its own board members and officers.

o  Lend Fund securities in excess of 30% of its net assets.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.


Threadneedle Emerging Markets

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o  Purchase more than 10% of the outstanding voting securities of an issuer.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o Make a loan of any part of its assets to AEFC, to the board members and officers of AEFC or to its own board members and officers.

o  Lend Fund securities in excess of 30% of its net assets.

o  Issue senior securities, except as permitted under the 1940 Act.


--------------------------------------------------------------------------------
13   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Threadneedle International

o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them. It may be considered an underwriter under securities laws when it sells restricted securities.

o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund will not purchase additional securities at any time borrowing for temporary purposes exceeds 5%.

o Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

o Concentrate in any one industry. According to the present interpretation by the SEC, this means up to 25% of the Fund's total assets, based on current market value at time of purchase, can be invested in any one industry.

o  Purchase more than 10% of the outstanding voting securities of an issuer.

o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

o Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.

o Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.

o Make a loan of any part of its assets to AEFC, to the board members and officers of AEFC or to its own board members and officers.

o  Lend Fund securities in excess of 30% of its net assets.

o  Issue senior securities, except as permitted under the 1940 Act.

Except  for  the  fundamental   investment  policies  listed  above,  the  other
investment policies described in the prospectus and in this SAI are not fundamental and may be changed by the board at any time.


--------------------------------------------------------------------------------
14   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Investment Strategies and Types Of Investments

This table shows various investment strategies and investments that many funds are allowed to engage in and purchase. It is intended to show the breadth of investments that the investment manager may make on behalf of the Fund. For a description of principal risks, please see the prospectus. Notwithstanding the Fund's ability to utilize these strategies and techniques, the investment manager is not obligated to use them at any particular time. For example, even though the investment manager is authorized to adopt temporary defensive positions and is authorized to hedge against certain types of risk, these practices are left to the investment manager's sole discretion.

Investment strategies and types of investments                                Allowable for the Fund?

                                                                                           Diversified
                                                      Cash         Core      Diversified     Equity       Equity       Global
                                                   Management      Bond         Bond         Income       Select        Bond

Agency and Government Securities                       yes          yes          yes          yes          yes          yes

Borrowing                                              yes          yes          yes          yes          yes          yes

Cash/Money Market Instruments                          yes          yes          yes          yes          yes          yes

Collateralized Bond Obligations                         no          yes          yes          yes          yes          yes

Commercial Paper                                       yes          yes          yes          yes          yes          yes

Common Stock                                            no          yes          yes          yes          yes          yes

Convertible Securities                                  no          yes          yes          yes          yes          yes

Corporate Bonds                                         no          yes          yes          yes          yes          yes

Debt Obligations                                       yes          yes          yes          yes          yes          yes

Depositary Receipts                                     no          yes          yes          yes          yes          yes

Derivative Instruments (including Options and Futures)  no          yes          yes          yes          yes          yes


Exchange-Traded Funds                                   no          yes          yes          yes          yes          yes


Foreign Currency Transactions                           no          yes          yes          yes          yes          yes

Foreign Securities                                     yes          yes          yes          yes          yes          yes

Funding Agreements                                     yes           no           no           no           no           no

High-Yield (High-Risk) Securities (Junk Bonds)         no*          yes          yes          yes          no*          yes

Illiquid and Restricted Securities                     yes          yes          yes          yes          yes          yes


Inflation Protected Securities                          no          yes          yes          yes          yes          yes


Indexed Securities                                      no          yes          yes          yes          yes          yes

Inverse Floaters                                        no          yes          yes           no           no          yes

Investment Companies                                   yes          yes          yes          yes          yes          yes

Lending of Portfolio Securities                        yes          yes          yes          yes          yes          yes

Loan Participations                                     no          yes          yes          yes          yes          yes

Mortgage- and Asset-Backed Securities                  yes          yes          yes          yes          yes          yes

Mortgage Dollar Rolls                                   no          yes          yes           no           no          yes

Municipal Obligations                                   no          yes          yes          yes          yes          yes

Preferred Stock                                         no          yes          yes          yes          yes          yes

Real Estate Investment Trusts                           no          yes          yes          yes          yes          yes

Repurchase Agreements                                  yes          yes          yes          yes          yes          yes

Reverse Repurchase Agreements                          yes          yes          yes          yes          yes          yes

Short Sales                                             no           no           no           no           no           no

Sovereign Debt                                         yes          yes          yes          yes          yes          yes

Structured Products                                     no          yes          yes          yes          yes          yes

Swap Agreements                                         no           no           no           no           no           no

Variable- or Floating-Rate Securities                  yes          yes          yes          yes          yes          yes

Warrants                                                no          yes          yes          yes          yes          yes

When-Issued Securities and Forward Commitments          no          yes          yes          yes          yes          yes

Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities    no          yes          yes          yes          yes          yes

* The Fund may hold bonds that are downgraded to junk bond status, if the bonds were rated investment grade at the time of purchase.

--------------------------------------------------------------------------------
15   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS


Investment strategies and types of investments                                Allowable for the Fund?


                                                                                            Inflation
                                                                High Yield     Income       Protected    Large Cap    Large Cap
                                                     Growth        Bond     Opportunities  Securities     Equity        Value

Agency and Government Securities                       yes          yes          yes          yes          yes          yes

Borrowing                                              yes          yes          yes          yes          yes          yes

Cash/Money Market Instruments                          yes          yes          yes          yes          yes          yes

Collateralized Bond Obligations                        yes          yes          yes          yes          yes          yes

Commercial Paper                                       yes          yes          yes          yes          yes          yes

Common Stock                                           yes          yes          yes          yes          yes          yes

Convertible Securities                                 yes          yes          yes          yes          yes          yes

Corporate Bonds                                        yes          yes          yes          yes          yes          yes

Debt Obligations                                       yes          yes          yes          yes          yes          yes

Depositary Receipts                                    yes          yes          yes          yes          yes          yes

Derivative Instruments (including Options and Futures) yes          yes          yes          yes          yes          yes

Exchange-Traded Funds                                  yes          yes          yes          yes          yes          yes

Foreign Currency Transactions                          yes          yes          yes          yes          yes          yes

Foreign Securities                                     yes          yes          yes          yes          yes          yes

Funding Agreements                                      no           no          yes          yes           no           no

High-Yield (High-Risk) Securities (Junk Bonds)         no*          yes          yes          no*          yes          yes

Illiquid and Restricted Securities                     yes          yes          yes          yes          yes          yes

Inflation Protected Securities                         yes          yes          yes          yes          yes          yes

Indexed Securities                                     yes          yes          yes          yes          yes          yes

Inverse Floaters                                        no          yes          yes          yes          yes           no

Investment Companies                                   yes          yes          yes          yes          yes          yes

Lending of Portfolio Securities                        yes          yes          yes          yes          yes          yes

Loan Participations                                    yes          yes          yes          yes          yes          yes

Mortgage- and Asset-Backed Securities                  yes          yes          yes          yes          yes          yes

Mortgage Dollar Rolls                                   no          yes          yes          yes          yes           no

Municipal Obligations                                  yes          yes          yes          yes          yes          yes

Preferred Stock                                        yes          yes          yes          yes          yes          yes

Real Estate Investment Trusts                          yes          yes          yes          yes          yes          yes

Repurchase Agreements                                  yes          yes          yes          yes          yes          yes

Reverse Repurchase Agreements                          yes          yes          yes          yes          yes          yes

Short Sales                                             no           no           no           no           no           no

Sovereign Debt                                         yes          yes          yes          yes          yes          yes

Structured Products                                    yes          yes          yes          yes          yes          yes

Swap Agreements                                         no           no           no           no           no           no

Variable- or Floating-Rate Securities                  yes          yes          yes          yes          yes          yes

Warrants                                               yes          yes          yes          yes          yes          yes

When-Issued Securities and Forward Commitments         yes          yes          yes          yes          yes          yes

Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities   yes          yes          yes          yes          yes          yes



* The Fund may hold bonds that are downgraded to junk bond status, if the bonds were rated investment grade at the time of purchase.

--------------------------------------------------------------------------------
16   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Investment strategies and types of investments                                Allowable for the Fund?

                                                                              Partners      Partners
                                                                    New        Select         Small    S&P 500   Short Duration
                                                     Managed    Dimensions      Value       Cap Value   Index    U.S. Government

Agency and Government Securities                       yes          yes          yes          yes          yes          yes

Borrowing                                              yes          yes          yes          yes          yes          yes

Cash/Money Market Instruments                          yes          yes          yes          yes          yes          yes

Collateralized Bond Obligations                        yes          yes           no           no          yes          yes

Commercial Paper                                       yes          yes          yes          yes          yes          yes

Common Stock                                           yes          yes          yes          yes          yes           no

Convertible Securities                                 yes          yes          yes          yes          yes           no

Corporate Bonds                                        yes          yes          yes          yes          yes          yes

Debt Obligations                                       yes          yes          yes          yes          yes          yes

Depositary Receipts                                    yes          yes          yes          yes          yes           no

Derivative Instruments (including Options and Futures) yes          yes          yes          yes          yes          yes


Exchange-Traded Funds                                  yes          yes          yes          yes          yes          yes


Foreign Currency Transactions                          yes          yes          yes          yes          yes           no

Foreign Securities                                     yes          yes          yes          yes          yes          yes

Funding Agreements                                      no           no           no           no           no           no

High-Yield (High-Risk) Securities (Junk Bonds)         yes          yes          yes          yes          no*          no*

Illiquid and Restricted Securities                     yes          yes          yes          yes          yes          yes


Inflation Protected Securities                         yes          yes          yes          yes          yes          yes


Indexed Securities                                     yes          yes          yes          yes          yes          yes

Inverse Floaters                                       yes           no           no           no           no          yes

Investment Companies                                   yes          yes          yes          yes          yes          yes

Lending of Portfolio Securities                        yes          yes          yes          yes          yes          yes

Loan Participations                                    yes          yes          yes           no          yes          yes

Mortgage- and Asset-Backed Securities                  yes          yes          yes          yes           no          yes

Mortgage Dollar Rolls                                  yes           no           no           no           no          yes

Municipal Obligations                                  yes          yes          yes          yes          yes          yes

Preferred Stock                                        yes          yes          yes          yes          yes           no

Real Estate Investment Trusts                          yes          yes          yes          yes          yes          yes

Repurchase Agreements                                  yes          yes          yes          yes          yes          yes

Reverse Repurchase Agreements                          yes          yes          yes          yes          yes          yes

Short Sales                                             no           no           no           no          yes          yes

Sovereign Debt                                         yes          yes           no           no          yes          yes

Structured Products                                    yes          yes          yes          yes          yes          yes

Swap Agreements                                         no           no           no           no           no           no

Variable- or Floating-Rate Securities                  yes          yes          yes          yes          yes          yes

Warrants                                               yes          yes          yes          yes          yes          yes

When-Issued Securities and Forward Commitments         yes          yes          yes          yes          yes          yes

Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities   yes          yes          yes          yes          yes          yes

* The Fund may hold bonds that are downgraded to junk bond status, if the bonds were rated investment grade at the time of purchase.

--------------------------------------------------------------------------------
17   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS


Investment strategies and types of investments                                            Allowable for the Fund?


                                                                                                       Threadneedle
                                                                              Small Cap     Strategy     Emerging    Threadneedle
                                                                              Advantage    Aggressive     Markets    International
Agency and Government Securities                                                 yes          yes          yes          yes

Borrowing                                                                        yes          yes          yes          yes

Cash/Money Market Instruments                                                    yes          yes          yes          yes

Collateralized Bond Obligations                                                   no          yes          yes          yes

Commercial Paper                                                                 yes          yes          yes          yes

Common Stock                                                                     yes          yes          yes          yes

Convertible Securities                                                           yes          yes          yes          yes

Corporate Bonds                                                                  yes          yes          yes          yes

Debt Obligations                                                                 yes          yes          yes          yes

Depositary Receipts                                                              yes          yes          yes          yes

Derivative Instruments (including Options and Futures)                           yes          yes          yes          yes

Exchange-Traded Funds                                                            yes          yes          yes          yes

Foreign Currency Transactions                                                    yes          yes          yes          yes

Foreign Securities                                                               yes          yes          yes          yes

Funding Agreements                                                                no           no           no           no

High-Yield (High-Risk) Securities (Junk Bonds)                                   no*          yes          yes          no*

Illiquid and Restricted Securities                                               yes          yes          yes          yes

Inflation Protected Securities                                                   yes          yes          yes          yes

Indexed Securities                                                               yes          yes          yes          yes

Inverse Floaters                                                                  no           no           no           no

Investment Companies                                                             yes          yes          yes          yes

Lending of Portfolio Securities                                                  yes          yes          yes          yes

Loan Participations                                                              yes          yes          yes          yes

Mortgage- and Asset-Backed Securities                                             no          yes          yes          yes

Mortgage Dollar Rolls                                                             no           no           no           no

Municipal Obligations                                                            yes          yes          yes          yes

Preferred Stock                                                                  yes          yes          yes          yes

Real Estate Investment Trusts                                                    yes          yes          yes          yes

Repurchase Agreements                                                            yes          yes          yes          yes

Reverse Repurchase Agreements                                                    yes          yes          yes          yes

Short Sales                                                                       no           no           no           no

Sovereign Debt                                                                    no          yes          yes          yes

Structured Products                                                              yes          yes          yes          yes

Swap Agreements                                                                   no           no           no           no

Variable- or Floating-Rate Securities                                            yes          yes          yes          yes

Warrants                                                                         yes          yes          yes          yes

When-Issued Securities and Forward Commitments                                   yes          yes          yes          yes

Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities                             yes          yes          yes          yes



* The Fund may hold bonds that are downgraded to junk bond status, if the bonds were rated investment grade at the time of purchase.

--------------------------------------------------------------------------------
18   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

The following are guidelines that may be changed by the board at any time:

Cash Management


o The Fund will not invest more than 10% of its net assets in securities that are illiquid whether or not registration or the filing of a notification under the Securities Act of 1933 or the taking of similar action under other securities laws relating to the sale of securities is required. A risk of any such investment is that it might not be able to be easily liquidated. For the purpose of this policy, repurchase agreements with maturities greater than seven days and non-negotiable fixed time deposits will be treated as illiquid securities.

o    The Fund may invest up to 25% of its total assets in foreign investments.

o    The Fund may  invest  in  commercial  paper  rated  in the  highest  rating category by at least two nationally recognized statistical rating organizations (or by one, if only one rating is assigned) and in unrated paper determined by the board of directors to be of comparable quality. The Fund also may invest up to 5% of its assets in commercial paper receiving the second highest rating or in unrated paper determined to be of comparable quality.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

o Notwithstanding any of the Fund's other investment policies, the Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.

Core Bond

o    The Fund may invest up to 15% of its total assets in foreign investments.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not invest more than 10% of its net assets in securities of investment companies unless a higher amount is permitted under an SEC exemptive order.

o The Fund will not buy on margin or sell short, except the Fund may make margin payments in connection with transactions in stock index futures contracts.

o    The Fund will not invest in a company to control or manage it.

Diversified Bond

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell short, except the Fund may enter into interest rate futures contracts.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

o    The Fund will not invest in a company to control or manage it.

Diversified Equity Income

o No more than 20% of the Fund's net assets may be invested in bonds below investment grade unless the bonds are convertible securities.

o    The Fund may invest up to 25% of its total assets in foreign investments.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell short, except the Fund may make margin payments in connection with transactions in futures contracts.

o    The Fund will not invest in a company to control or manage it.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

--------------------------------------------------------------------------------
19   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Equity Select

o The Fund only invests in bonds given the four highest ratings by Moody's Investors Service, Inc. or by Standard & Poor's Corporation or in bonds of comparable quality in the judgment of the investment manager.

o    The Fund may invest up to 15% of its total assets in foreign investments.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell short, except the Fund may make margin payments in connection with transactions in derivative instruments.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

o    The Fund will not invest in a company to control or manage it.

Global Bond

o The Fund may not purchase debt securities rated lower than B by Moody's Investors Service Inc. or the equivalent.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell short, but the Fund may make margin payments in connection with transactions in futures contracts.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

o    The Fund will not invest in a company to control or manage it.

Growth

o    The Fund will not invest in bonds rated below investment grade.

o    The Fund may invest up to 25% of its total assets in foreign investments.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell short, except the Fund may make margin payments in connection with transactions in stock index futures contracts.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

o    The Fund will not invest in a company to control or manage it.

High Yield Bond

o The Fund may invest up to 10% of its total assets in common stocks, preferred stocks that do not pay dividends and warrants to purchase common stocks.

o    The Fund may invest up to 25% of its total assets in foreign investments.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

o    The Fund will not invest in a company to control or manage it.

o The Fund will not buy on margin or sell short, except the Fund may enter into interest rate futures contracts.

--------------------------------------------------------------------------------
20   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Income Opportunities

o    The Fund may invest up to 25% of its total assets in foreign investments.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

o The Fund will not buy on margin or sell short, except the Fund may make margin payments in connection with transactions in stock index futures contracts.

o    The Fund will not invest in a company to control or manage it.

Inflation Protected Securities

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o The Fund will not buy on margin or sell short, except the Fund may make margin payments in connection with transactions in stock index futures contracts.

o    The Fund may invest up to 15% of its total assets in foreign investments.

o The Fund will not invest more than 10% of its assets in securities of investment companies.

Large Cap Equity

o    The Fund may invest up to 25% of its total assets in foreign investments.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell short, except the Fund may enter into stock index futures contracts.

o    The Fund will not invest in a company to control or manage it.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

Large Cap Value


o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o The Fund will not invest more than 10% of its net assets in rated securities which are rated below investment grade.

o The Fund will not invest more than 20% of its net assets in foreign securities.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell short, except the Fund may make margin payments in connection with transactions in derivative instruments.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

o    The Fund will not invest in a company to control or manage it.

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21   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Managed

o Under normal market conditions, the Fund invests at least 50% of its total assets in common stocks.

o    The Fund may invest up to 25% of its total assets in foreign investment.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell short, except it may enter into stock index futures and interest rate futures contracts.

o    The Fund will not invest in a company to control or manage it.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

New Dimensions

o    The Fund may invest up to 30% of its total assets in foreign investments.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell short, but the Fund may make margin payments in connection with transactions in stock index futures contracts.

o The Fund will not invest more than 10% of its assets in securities of investment companies.

o    The Fund will not invest in a company to control or manage it.

Partners Select Value

o The Fund will normally purchase only investment grade convertible debt securities with a rating of, or equivalent to, at least "BBB" by Standard &Poor's (S&P) or, in the case of unrated securities, judged by the Subadviser to be of comparable quality. The Fund may invest in more speculative convertible debt securities, provided that such securities have a rating of, or equivalent to, at least an S&P rating of "B" and provided also that the total investment in such securities remains below 15% of the Fund's assets.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin, except the Fund may make margin payments in connection with transactions in derivative instruments.

o The Fund will not invest more than 10% of its total assets in securities of investment companies, unless a higher amount is permitted under an SEC exemptive order.

o The Fund will not invest more than 20% of its net assets in foreign securities.

o The Fund will not make additional investments while any borrowing remains outstanding.

Partners Small Cap Value

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell short, except the Fund may make margin payments in connection with transactions in derivative instruments.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

o The Fund will not make additional investments while any bank borrowing remains outstanding.

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22   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

S&P 500 Index

o Under normal market conditions, at least 80% of the Fund's net assets are invested in securities that are contained in the S&P 500 Index. The Fund will provide shareholders with at least 60 days notice of any change in the 80% policy.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o The Fund will not buy on margin, except the Fund may make margin payments in connection with transactions in futures contracts.

For additional information about the Index, see Appendix C.

Short Duration U.S. Government

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin, but it may make margin payments in connection with interest rate futures contracts.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

o    The Fund will not invest in a company to control or manage it.

Small Cap Advantage

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell short, except the Fund may make margin payments in connection with transactions in derivative instruments.


o The Fund will not invest more than 10% of its total assets in securities of investment companies.

Strategy Aggressive


o Under normal market conditions, at least 65% of the fund's total assets are invested in equity securities.

o    The Fund may invest up to 25% of its total assets in foreign investments.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell securities short, except the Fund may enter into stock index futures contracts.

o The Fund will not invest more than 10% of its total assets in the securities of investment companies.

o    The Fund will not invest in a company to control or manage it.


Threadneedle Emerging Markets

o    The Fund may invest up to 20% of its net assets in bonds.

o The Fund may invest up to 10% of its net assets in bonds rated below investment grade, including Brady bonds.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell short, except the Fund may make margin payments in connection with transactions in derivative instruments.

o The Fund will not invest more than 10% of its total assets in securities of investment companies.

o    The Fund will not invest in a company to control or manage it.


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23   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Threadneedle International

o Normally, investments in U.S. issuers generally will constitute less than 20% of the Fund's total assets.

o No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions.

o No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.

o Ordinarily, less than 25% of the Fund's total assets are invested in money market instruments.

o The Fund will not buy on margin or sell short, except the Fund may make margin payments in connection with transactions in derivative instruments.

o    The Fund will not invest in a company to control or manage it.

o The Fund will not invest more than 10% of its total assets in securities of investment companies except by purchase in the open market where the dealer's or sponsor's profit is the regular commission.



Information Regarding Risks and Investment Strategies

RISKS

The following is a summary of common risk characteristics. Following this summary is a description of certain investments and investment strategies and the risks most commonly associated with them (including certain risks not described below and, in some cases, a more comprehensive discussion of how the risks apply to a particular investment or investment strategy). Please remember that a mutual fund's risk profile is largely defined by the fund's primary securities and investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Accordingly, one or more of the following types of risk may be associated with the Fund at any time (for a description of principal risks, please see the prospectus):

Call/Prepayment Risk

The risk that a bond or other security might be called (or otherwise converted, prepaid, or redeemed) before maturity. This type of risk is closely related to reinvestment risk.

Correlation Risk

The risk that a given transaction may fail to achieve its objectives due to an imperfect relationship between markets. Certain investments may react more negatively than others in response to changing market conditions.

Credit Risk

The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. Junk bonds have greater price fluctuations and are more likely to experience a default than investment grade bonds.


Derivatives Risk

Just as with securities in which the fund invests directly, derivatives are subject to a number of risks, including market, correlation, liquidity, interest rate, and credit risk. In addition, gains or losses involving derivatives may be substantial, because a relatively small price movement in the underlying security, currency or index may result in a substantial gain or loss for the fund.

Diversification Risk

A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the fund's performance, the fund may be more susceptible to a single economic, political or regulatory event than a diversified fund.


Event Risk

Occasionally, the value of a security may be seriously and unexpectedly changed by a natural or industrial accident or occurrence.

Foreign/Emerging Markets Risk

The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.

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24   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social, and political) in emerging market countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Inflation Risk

Also known as purchasing power risk, inflation risk measures the effects of continually rising prices on investments. If an investment's yield is lower than the rate of inflation, your money will have less purchasing power as time goes on.

Interest Rate Risk


The risk of losses attributable to changes in interest rates. Interest rate risk is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a bond, the greater its sensitivity to changes in interest rates.


Issuer Risk


An issuer, or the value of its stocks or bonds, may perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.


Legal/Legislative Risk

Congress and other governmental units have the power to change existing laws affecting securities. A change in law might affect an investment adversely.

Leverage Risk

Some derivative investments (such as options, futures, or options on futures) require little or no initial payment and base their price on a security, a currency, or an index. A small change in the value of the underlying security, currency, or index may cause a sizable gain or loss in the price of the instrument.

Liquidity Risk

Securities may be difficult or impossible to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments, or forego an investment opportunity.

Management Risk

The risk that a strategy or selection method utilized by the investment manager may fail to produce the intended result. When all other factors have been accounted for and the investment manager chooses an investment, there is always the possibility that the choice will be a poor one.

Market Risk


The market value of securities may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.


Reinvestment Risk

The risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

Sector/Concentration Risk

Investments that are concentrated in a particular issuer, geographic region, or industry will be more susceptible to changes in price (the more you diversify, the more you spread risk).

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25   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Small and Medium Company Risk

Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

INVESTMENT STRATEGIES

The following information supplements the discussion of the Fund's investment objectives, policies, and strategies that are described in the prospectus and in this SAI. The following describes many strategies that many mutual funds use and types of securities that they purchase. Please refer to the section titled Investment Strategies and Types of Investments to see which are applicable to the Fund.

Agency and Government Securities

The U.S. government and its agencies issue many different types of securities. U.S. Treasury bonds, notes, and bills and securities, including mortgage pass through certificates of the Government National Mortgage Association (GNMA), are guaranteed by the U.S. government.


Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises but are not guaranteed by the U.S. government. This may increase the credit risk associated with these investments. Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Bank System, Farm Credit Financial Assistance Corporation, Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (FHLMC), Federal National Mortgage Association (FNMA), Student Loan Marketing Association (SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. Agency and government securities are subject to the same concerns as other debt obligations. (See also Debt Obligations and Mortgage- and Asset-Backed Securities.)


Although one or more of the other risks described in this SAI may apply, the largest risks associated with agency and government securities include:
Call/Prepayment Risk, Inflation Risk, Interest Rate Risk, Management Risk, and Reinvestment Risk.

Borrowing


A fund may borrow money for temporary or emergency purposes, to make other investments or to engage in other transactions permissible under the 1940 Act that may be considered a borrowing (such as derivative instruments). Borrowings are subject to costs (in addition to any interest that may be paid) and typically reduce a fund's total return. Except as qualified above, however, a fund may not buy securities on margin.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with borrowing include: Inflation Risk and Management Risk.

Cash/Money Market Instruments


Cash-equivalent investments include short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. A fund also may purchase short-term notes and obligations of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. (See also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities.) These types of instruments generally offer low rates of return and subject a fund to certain costs and expenses.


See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with cash/money market instruments include: Credit Risk, Inflation Risk, and Management Risk.

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26   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Collateralized Bond Obligations

Collateralized bond obligations (CBOs) are investment grade bonds backed by a pool of junk bonds. CBOs are similar in concept to collateralized mortgage obligations (CMOs), but differ in that CBOs represent different degrees of credit quality rather than different maturities. (See also Mortgage- and Asset-Backed Securities.) Underwriters of CBOs package a large and diversified pool of high-risk, high-yield junk bonds, which is then separated into "tiers." Typically, the first tier represents the higher quality collateral and pays the lowest interest rate; the second tier is backed by riskier bonds and pays a higher rate; the third tier represents the lowest credit quality and instead of receiving a fixed interest rate receives the residual interest payments -- money that is left over after the higher tiers have been paid. CBOs, like CMOs, are substantially overcollateralized and this, plus the diversification of the pool backing them, earns them investment-grade bond ratings. Holders of third-tier CBOs stand to earn high yields or less money depending on the rate of defaults in the collateral pool. (See also High-Yield (High-Risk) Securities (Junk Bonds).)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with CBOs include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, and Management Risk.

Commercial Paper

Commercial paper is a short-term debt obligation with a maturity ranging from 2 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Credit Risk, Liquidity Risk, and Management Risk.

Common Stock

Common stock represents units of ownership in a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock.

The price of common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and general market conditions for the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with common stock include: Event Risk, Issuer Risk, Legal/Legislative Risk, Management Risk, Market Risk, and Small and Medium Company Risk.

Convertible Securities

Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into common, preferred or other securities of the same or a different issuer within a particular period of time at a specified price. Some convertible securities, such as preferred equity-redemption cumulative stock (PERCs), have mandatory conversion features. Others are voluntary. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with convertible securities include: Call/Prepayment
Risk, Interest Rate Risk, Issuer Risk, Management Risk, Market Risk, and Reinvestment Risk.

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27   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Corporate Bonds

Corporate bonds are debt obligations issued by private corporations, as distinct from bonds issued by a government agency or a municipality. Corporate bonds typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1,000; (3) they have a term maturity, which means they come due all at once; and (4) many are traded on major exchanges. Corporate bonds are subject to the same concerns as other debt obligations. (See also Debt Obligations and High-Yield (High-Risk) Securities (Junk Bonds).)

Corporate bonds may be either secured or unsecured. Unsecured corporate bonds are generally referred to as "debentures." See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with corporate bonds include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Debt Obligations

Many different types of debt obligations exist (for example, bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a specified rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price usually rises, and when prevailing interest rates rise, the price usually declines.

In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and High-Yield (High-Risk) Securities (Junk Bonds).)

All ratings limitations are applied at the time of purchase. Subsequent to purchase, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require the sale of such a security, but it will be a factor in considering whether to continue to hold the security. To the extent that ratings change as a result of changes in a rating organization or their rating systems, the Fund will attempt to use comparable ratings as standards for selecting investments.

See the appendix for a discussion of securities ratings.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt obligations include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Depositary Receipts

Some foreign securities are traded in the form of American  Depositary  Receipts
(ADRs). ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities of foreign issuers. European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs) are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts involve the risks of other investments in foreign securities. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications. (See also Common Stock and Foreign Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with depositary receipts include: Foreign/Emerging Markets Risk, Issuer Risk, Management Risk, and Market Risk.

Derivative Instruments

Derivative instruments are commonly defined to include securities or contracts whose values depend, in whole or in part, on (or "derive" from) the value of one or more other assets, such as securities, currencies, or commodities.

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A  derivative  instrument  generally  consists  of, is based  upon,  or exhibits characteristics similar to options or forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce
transaction   costs,  or  to  pursue  higher  investment   returns.   Derivative
instruments are characterized by requiring little or no initial payment. Their value changes daily based on a security, a currency, a group of securities or currencies, or an index. A small change in the value of the underlying security, currency, or index can cause a sizable percentage gain or loss in the price of the derivative instrument.

Options and forward contracts are considered to be the basic "building blocks" of derivatives. For example, forward-based derivatives include forward contracts, swap contracts, and exchange-traded futures. Forward-based derivatives are sometimes referred to generically as "futures contracts." Option-based derivatives include privately negotiated, over-the-counter (OTC) options (including caps, floors, collars, and options on futures) and exchange-traded options on futures. Diverse types of derivatives may be created by combining options or futures in different ways, and by applying these structures to a wide range of underlying assets.

Options. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees for the length of the contract to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option during the length of the contract, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition to the premium, the buyer generally pays a broker a commission. The writer receives a premium, less another commission, at the time the option is written. The premium received by the writer is retained whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.

When an option is purchased, the buyer pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the sale of the underlying security is the combination of the exercise price, the premium, and both commissions.

One of the risks an investor assumes when it buys an option is the loss of the premium. To be beneficial to the investor, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then, the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.


Options on many securities are listed on options exchanges. If a fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, CBOE, or NASDAQ will be valued at the last quoted sales price or, if such a price is not readily available, at the mean of the last bid and ask prices.


Options on certain securities are not actively traded on any exchange, but may be entered into directly with a dealer. These options may be more difficult to close. If an investor is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the call written by the investor expires or is exercised.

Futures Contracts. A futures contract is a sales contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Many futures contracts trade in a manner similar to the way a stock trades on a stock exchange and the commodity exchanges.

Generally, a futures contract is terminated by entering into an offsetting transaction. An offsetting transaction is effected by an investor taking an opposite position. At the time a futures contract is made, a good faith deposit called initial margin is set up. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day a buyer would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash market.

Futures contracts may be based on various securities, securities indices (such as the S&P 500 Index), foreign currencies and other financial instruments and indices.

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A fund may  engage in  futures  and  related  options  transactions  to  produce incremental earnings, to hedge existing positions, and to increase flexibility. The fund intends to comply with Rule 4.5 of the Commodity Futures Trading Commission (CFTC), under which a mutual fund is exempt from the definition of a "commodity pool operator." The fund, therefore, is not subject to registration or regulation as a pool operator, meaning that the fund may invest in futures contracts without registering with the CFTC.


Options on Futures Contracts. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date (some futures are settled in cash), an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Further, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily.

One of the risks in buying an option on a futures contract is the loss of the premium paid for the option. The risk involved in writing options on futures contracts an investor owns, or on securities held in its portfolio, is that there could be an increase in the market value of these contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. An investor could enter into a closing transaction by purchasing an option with the same terms as the one previously sold. The cost to close the option and terminate the investor's obligation, however, might still result in a loss. Further, the investor might not be able to close the option because of insufficient activity in the options market. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

Options on Stock Indexes. Options on stock indexes are securities traded on national securities exchanges. An option on a stock index is similar to an option on a futures contract except all settlements are in cash. A fund exercising a put, for example, would receive the difference between the exercise price and the current index level.


Tax and Accounting Treatment. As permitted under federal income tax laws and to the extent a fund is allowed to invest in futures contracts, a fund would intend to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. If a fund is using short futures contracts for hedging purposes, the fund may be required to defer recognizing losses incurred on short futures contracts and on underlying securities.

Federal income tax treatment of gains or losses from transactions in options on futures contracts and indexes will depend on whether the option is a section 1256 contract. If the option is a non-equity option, a fund would either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term.


The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.


Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (a fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.


Other Risks of Derivatives.

The primary risk of derivatives is the same as the risk of the underlying asset, namely that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose an investor to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the investment manager's ability to predict movements of the securities, currencies, and commodity markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed.

Another risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, an investor will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses.

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When a derivative  transaction  is used to completely  hedge  another  position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the values of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded.

Derivatives also are subject to the risk that they cannot be sold, closed out, or replaced quickly at or very close to their fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction.

Another risk is caused by the legal unenforcibility of a party's obligations under the derivative. A counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

(See also Foreign Currency Transactions.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with derivative instruments include: Leverage Risk, Liquidity Risk, and Management Risk.


Exchange-Traded Funds

Exchange-traded funds (ETFs) represent shares of ownership in mutual funds, unit investment trusts or depositary receipts. ETFs hold portfolios of securities that closely track the performance and dividend yield of specific domestic or foreign market indexes.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with ETFs include: Management Risk and Market Risk.


Foreign Currency Transactions


Investments in foreign countries usually involve currencies of foreign countries. In addition, a fund may hold cash and cash-equivalent investments in foreign currencies. As a result, the value of a fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, a fund may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time causing a fund's NAV to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments.

Spot Rates and Derivative Instruments. A fund may conduct its foreign currency exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward currency exchange contracts (forward contracts). (See also Derivative Instruments.) These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, a fund could be disadvantaged by having to deal in the odd lot market for the underlying foreign currencies at prices that are less favorable than for round lots.

A fund may enter into forward contracts for a variety of reasons. A fund may enter into forward contracts to settle a security transaction or handle dividend and interest collection. When a fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment in dollars. By entering into a forward contract, a fund would be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

A fund may enter into forward contracts when management of the fund believes the currency of a particular foreign country may decline in value relative to another currency. When selling currencies forward in this fashion, a fund may seek to hedge the value of foreign securities it holds against an adverse move in exchange rates. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain. A fund would not enter into such forward contracts or maintain a net exposure to such contracts when consummating the contracts would obligate it to deliver an amount of foreign currency in excess of the value of its securities or other assets denominated in that currency.



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A fund may  designate  cash or securities in an amount equal to the value of the fund's total assets committed to consummating forward contracts entered into under the circumstance set forth immediately above. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the fund's commitments on such contracts.

This method of protecting the value of the fund's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although forward contracts tend to minimize the risk of loss due to a decline in value of hedged currency, they tend to limit any potential gain that might result should the value of such currency increase.

A fund also may enter into forward contracts when its management believes the currency of a particular country will increase in value relative to another currency. A fund may buy currencies forward to gain exposure to a currency without incurring the additional costs of purchasing securities denominated in that currency. When buying a currency forward in this fashion, a fund would hold cash or cash equivalents equal to the value of the forward contract in order to avoid the use of leverage.

At maturity of a forward contract, a fund may either deliver (if a contract to sell) or take delivery of (if a contract to buy) the foreign currency or terminate its contractual obligation by entering into an offsetting contract with the same currency trader, the same maturity date, and covering the same amount of foreign currency.

If a fund engages in an offsetting transaction, it would incur a gain or loss to the extent there has been movement in forward contract prices. If a fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to buy or sell the foreign currency.

Although a fund values its assets each business day in terms of U.S. dollars, it may not intend to convert its foreign currencies into U.S. dollars on a daily basis. It would do so from time to time, and shareholders should be aware of currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a fund at one rate, while offering a lesser rate of exchange should a fund desire to resell that currency to the dealer.

Options on Foreign Currencies. A fund may buy put and call options and write covered call and cash-secured put options on foreign currencies for hedging purposes and to gain exposure to foreign currencies. For example, a decline in the dollar value of a foreign currency in which securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against the diminutions in the value of securities, a fund may buy put options on the foreign currency. If the value of the currency does decline, a fund would have the right to sell the currency for a fixed amount in dollars and would offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted.

Conversely, where a change in the dollar value of a currency would increase the cost of securities a fund plans to buy, or where a fund would benefit from increased exposure to the currency, a fund may buy call options on the foreign currency. The purchase of the options could offset, at least partially, the changes in exchange rates.

As in the case of other types of options, however, the benefit to a fund derived from purchases of foreign currency options would be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, a fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in rates.

A fund may write options on foreign currencies for the same types of purposes. For example, when a fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option would most likely not be exercised and the diminution in value of securities would be fully or partially offset by the amount of the premium received.

Similarly, instead of purchasing a call option when a foreign currency is expected to appreciate, a fund could write a put option on the relevant currency. If rates move in the manner projected, the put option would expire unexercised and allow the fund to hedge increased cost up to the amount of the premium.

As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the fund would be required to buy or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements on exchange rates.



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All options written on foreign currencies will be covered.  An option written on foreign currencies is covered if a fund holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in its portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.


Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.


Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (OCC), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.


The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in certain foreign countries for that purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.


Foreign Currency Futures and Related Options. A fund may enter into currency futures contracts to buy or sell currencies. It also may buy put and call options and write covered call and cash-secured put options on currency futures. Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. A fund may use currency futures for the same purposes as currency forward contracts, subject to Commodity Futures Trading Commission (CFTC) limitations.

Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the value of the fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect a fund against price decline if the issuer's creditworthiness deteriorates. Because the value of a fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of a fund's investments denominated in that currency over time.

A fund will hold securities or other options or futures positions whose values are expected to offset its obligations. The fund would not enter into an option or futures position that exposes the fund to an obligation to another party unless it owns either (i) an offsetting position in securities or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations.

(See also Derivative Instruments and Foreign Securities.)


Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign currency transactions include: Correlation Risk, Interest Rate Risk, Leverage Risk, Liquidity Risk, and Management Risk.

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33   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Foreign Securities

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations involve special risks, including those set forth below, which are not typically associated with investing in U.S. securities. Foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic companies. Additionally, many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and, at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance, settlement, registration, and communication procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in such procedures could result in temporary periods when assets are uninvested and no return is earned on them. The inability of an investor to make intended security purchases due to such problems could cause the investor to miss attractive investment opportunities. Payment for securities without delivery may be required in certain foreign markets and, when participating in new issues, some foreign countries require payment to be made in advance of issuance (at the time of issuance, the market value of the security may be more or less than the purchase price). Some foreign markets also have compulsory depositories (i.e., an investor does not have a choice as to where the securities are held). Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges. Further, an investor may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the U.S. It may be more difficult for an investor's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delays or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of additional withholding or confiscatory taxes, political, social, or economic instability, diplomatic developments that could affect investments in those countries, or other unforeseen actions by regulatory bodies (such as changes to settlement or custody procedures).

The risks of foreign investing may be magnified for investments in emerging markets, which may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities.


The  introduction  of  a  single  currency,  the  euro,  on  Jan.  1,  1999  for participating European nations in the Economic and Monetary Union ("EU") presents unique uncertainties, including the legal treatment of certain outstanding financial contracts after Jan. 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates; the fluctuation of the euro relative to non-euro currencies; whether the interest rate, tax or labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other EU countries such as the United Kingdom and Denmark into the euro and the admission of other non-EU countries such as Poland, Latvia, and Lithuania as members of the EU may have an impact on the euro.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign securities include: Foreign/Emerging Markets Risk, Issuer Risk, and Management Risk.

Funding Agreements


A Fund may invest in funding agreements issued by domestic insurance companies. Funding agreements are short-term, privately placed, debt obligations of insurance companies that offer a fixed- or floating-rate of interest. These investments are not readily marketable and therefore are considered to be illiquid securities. (See also Illiquid and Restricted Securities.)


Although one or more of the other risks described in this SAI may apply, the largest risks associated with funding agreements include: Credit Risk and Liquidity Risk.

High-Yield (High-Risk) Securities (Junk Bonds)

High yield (high-risk) securities are sometimes referred to as junk bonds. They are non-investment grade (lower quality) securities that have speculative characteristics. Lower quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

See the appendix for a discussion of securities ratings. (See also Debt Obligations.)

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34   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower quality security defaulted, an investor might incur additional expenses to seek recovery.

Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality.

An investor may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower quality and comparable unrated securities, there is no established retail secondary market for many of these securities. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. The lack of a liquid secondary market for certain securities also may make it more difficult for an investor to obtain accurate market quotations. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Legislation may be adopted from time to time designed to limit the use of certain lower quality and comparable unrated securities by certain issuers.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with high-yield (high-risk) securities include:
Call/Prepayment Risk, Credit Risk, Currency Risk, Interest Rate Risk, and Management Risk.

Illiquid and Restricted Securities


Illiquid securities are securities that are not readily marketable. These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments. To the extent a fund invests in illiquid or restricted securities, it may encounter difficulty in determining a market value for the securities. Disposing of illiquid or restricted securities may involve time-consuming negotiations and legal expense, and it may be difficult or impossible for a fund to sell the investment promptly and at an acceptable price.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include:
Liquidity Risk and Management Risk.

Indexed Securities

The value of indexed securities is linked to currencies, interest rates, commodities, indexes, or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself and they may be less liquid than the securities represented by the index. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with indexed securities include: Liquidity Risk, Management Risk, and Market Risk.

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35   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Inflation Protected Securities

Inflation is a general rise in prices of goods and services. Inflation erodes the purchasing power of an investor's assets. For example, if an investment provides a total return of 7% in a given year and inflation is 3% during that period, the inflation-adjusted, or real, return is 4%. Inflation protected securities are debt securities whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. One type of inflation-protected debt security is issued by the U.S. Treasury. The principal of these securities is adjusted for inflation as indicated by the Consumer Price Index for Urban Consumers (CPI) and interest is paid on the adjusted amount. The CPI is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy.

If the CPI falls, the principal value of inflation-protected securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced.
Conversely, if the CPI rises, the principal value of inflation-protected securities will be adjusted upward, and consequently the interest payable on these securities will be increased. Repayment of the original bond principal upon maturity is guaranteed in the case of U.S. Treasury inflation-protected securities, even during a period of deflation. However, the current market value of the inflation-protected securities is not guaranteed and will fluctuate. Other inflation-indexed securities include inflation-related bonds, which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Other issuers of inflation-protected debt securities include other U.S. government agencies or instrumentalities, corporations and foreign governments. There can be no assurance that the CPI or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

Any increase in principal for an inflation-protected security resulting from inflation adjustments is considered by IRS regulations to be taxable income in the year it occurs. For direct holders of an inflation-protected security, this means that taxes must be paid on principal adjustments even though these amounts are not received until the bond matures. By contrast, a fund holding these securities distributes both interest income and the income attributable to principal adjustments in the form of cash or reinvested shares, which are taxable to shareholders.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inflation-protected securities include: Interest Rate Risk and Market Risk.

Inverse Floaters

Inverse floaters are created by underwriters using the interest payment on securities. A portion of the interest received is paid to holders of instruments based on current interest rates for short-term securities. The remainder, minus a servicing fee, is paid to holders of inverse floaters. As interest rates go down, the holders of the inverse floaters receive more income and an increase in the price for the inverse floaters. As interest rates go up, the holders of the inverse floaters receive less income and a decrease in the price for the inverse floaters. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with inverse floaters include: Interest Rate Risk and Management Risk.

Investment Companies

Investing in securities issued by registered and unregistered investment companies may involve the duplication of advisory fees and certain other expenses.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the securities of other investment companies include: Management Risk and Market Risk.

Lending of Portfolio Securities


A fund may lend certain of its portfolio securities. The current policy of the Fund's board is to make these loans, either long- or short-term, to broker-dealers. In making loans, the lender receives the market price in cash, U.S. government securities, letters of credit, or such other collateral as may be permitted by regulatory agencies and approved by the board. If the market price of the loaned securities goes up, the lender will get additional collateral on a daily basis. If the market price of the loaned securities goes down, the borrower may request that some collateral be returned. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the lender receives cash payments equivalent to all interest or other distributions paid on the loaned securities. The lender may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market


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36   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS
instruments held as collateral to the borrower or placing broker. The lender will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest, or other distributions on the securities loaned.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with the lending of portfolio securities include:
Credit Risk and Management Risk.

Loan Participations

Loans, loan participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with loan participations include: Credit Risk and Management Risk.

Mortgage- and Asset-Backed Securities

Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). These securities may be issued or guaranteed by U.S. government agencies or instrumentalities (see also Agency and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement.

Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

CMOs are hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often referred to as "tranches," with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity.

The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage- and asset-backed securities include:
Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Liquidity Risk, and Management Risk.

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37   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Mortgage Dollar Rolls


Mortgage dollar rolls are investments in which an investor sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. While an investor foregoes principal and interest paid on the mortgage-backed securities during the roll period, the investor is compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. The investor also could be compensated through the receipt of fee income equivalent to a lower forward price.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage dollar rolls include: Credit Risk, Interest Rate Risk, and Management Risk.

Municipal Obligations

Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States (including the District of Columbia and Puerto Rico). The interest on these obligations is generally exempt from federal income tax. Municipal obligations are generally classified as either "general obligations" or "revenue obligations."

General  obligation  bonds are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional, and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes, and similar instruments.

Municipal  lease  obligations  may  take the  form of a  lease,  an  installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases may be subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.

Yields on municipal bonds and notes depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The municipal bond market has a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities within each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade infrequently, the spread between the bid and offer may be wider and the time needed to develop a bid or an offer may be longer than other security markets. See the appendix for a discussion of securities ratings. (See also Debt Obligations.)

Taxable Municipal Obligations. There is another type of municipal obligation that is subject to federal income tax for a variety of reasons. These municipal obligations do not qualify for the federal income exemption because (a) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (c) they finance public or private activities that do not qualify for the federal income tax exemption. These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality's underfunded pension plan.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with municipal obligations include: Credit Risk, Event Risk, Inflation Risk, Interest Rate Risk, Legal/Legislative Risk, and Market Risk.

Preferred Stock

Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with preferred stock include: Issuer Risk, Management Risk, and Market Risk.

--------------------------------------------------------------------------------
38   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Real Estate Investment Trusts


Real estate investment trusts (REITs) are pooled investment vehicles that manage a portfolio of real estate or real estate related loans to earn profits for their shareholders. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property, such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels, and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the tax law. The failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value. A fund will indirectly bear its proportionate share of any expenses paid by a REIT in which it invests.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with REITs include: Issuer Risk, Management Risk, Market Risk and Interest Rate Risk.


Repurchase Agreements


Repurchase agreements may be entered into with certain banks or non-bank dealers. In a repurchase agreement, the purchaser buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the purchaser's ability to dispose of the underlying securities.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with repurchase agreements include: Credit Risk and Management Risk.

Reverse Repurchase Agreements


In a reverse repurchase agreement, an investor sells a security and enters into an agreement to repurchase the security at a specified future date and price. The investor generally retains the right to interest and principal payments on the security. Since the investor receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. (See also Derivative Instruments.)


Although one or more of the other risks described in this SAI may apply, the largest risks associated with reverse repurchase agreements include: Credit Risk, Interest Rate Risk, and Management Risk.

Short Sales


With short sales, an investor sells a security that it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the investor must borrow the security to make delivery to the buyer. The investor is obligated to replace the security that was borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the investor sold the security. A fund that is allowed to engage in short sales will designate cash or liquid securities to cover its open short positions. Those funds also may engage in "short sales against the box," a form of short-selling that involves selling a security that an investor owns (or has an unconditioned right to purchase) for delivery at a specified date in the future. This technique allows an investor to hedge protectively against anticipated declines in the market of its securities. If the value of the securities sold short increased between the date of the short sale and the date on which the borrowed security is replaced, the investor loses the opportunity to participate in the gain. A "short sale against the box" will result in a constructive sale of appreciated securities thereby generating capital gains to the Fund.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with short sales include: Management Risk and Market Risk.

Sovereign Debt

A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Foreign Securities.)

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

--------------------------------------------------------------------------------
39   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.

Although  one or more of the other risks  described  in this SAI may apply,  the
largest  risks   associated   with   sovereign   debt   include:   Credit  Risk,
Foreign/Emerging Markets Risk, and Management Risk.

Structured Products

Structured products are over-the-counter financial instruments created specifically to meet the needs of one or a small number of investors. The instrument may consist of a warrant, an option, or a forward contract embedded in a note or any of a wide variety of debt, equity, and/or currency combinations. Risks of structured products include the inability to close such instruments, rapid changes in the market, and defaults by other parties. (See also Derivative Instruments.)

Although  one or more of the other risks  described  in this SAI may apply,  the
largest  risks  associated  with  structured  products  include:   Credit  Risk,
Liquidity Risk, and Management Risk.

Swap Agreements

Swap agreements obligate one party to make payments to the other party based on the change in the market value of an index or other asset. In return, the other party agrees to make payments to the first party based on the return of another index or asset. Swap agreements entail the risk that a party will default on its payment obligations.

Interest Rate Swaps. Interest rate swap agreements are used to obtain or preserve a desired return or spread at a lower cost than through a direct investment in an instrument that yields the desired return or spread. Swaps also may protect against changes in the price of securities that an investor anticipates buying or selling at a later date. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years. In a standard interest rate swap transaction, two parties agree to exchange their respective commitments to pay fixed or floating rates on a predetermined notional amount. The swap agreement notional amount is the predetermined basis for calculating the obligations that the swap counterparties have agreed to exchange. Under most swap agreements, the obligations of the parties are exchanged on a net basis. The two payment streams are netted out, with each party receiving or paying, as the case may be, only the net amount of the two payments.

Swap agreements are usually entered into at a zero net market value of the swap agreement commitments. The market values of the underlying commitments will change over time resulting in one of the commitments being worth more than the other and the net market value creating a risk exposure for one counterparty to the other.

Swap agreements may include embedded interest rate caps, floor and collars. In interest rate cap transactions, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or cap. Interest rate floor transactions require one party, in exchange for a premium to agree to make payments to the other to the extent that interest rates fall below a specified level, or floor. In interest rate collar transactions, one party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels or collar amounts.

Swap agreements are traded in the over-the-counter market and may be considered to be illiquid. The Fund will enter into interest rate swap agreements only if the claims-paying ability of the other party or its guarantor is considered to be investment grade by the Advisor. Generally, the unsecured senior debt or the claims-paying ability of the other party or its guarantor must be rated in one of the three highest rating categories of at least one NRSRO at the time of entering into the transaction. If there is a default by the other party to such a transaction, the Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction. In certain circumstances, the Fund may seek to minimize counterparty risk by requiring the counterparty to post collateral.

Currency Swaps. Currency swaps are similar to interest rate swaps, except that they involve currencies instead of interest rates.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with swaps include: Liquidity Risk, Credit Risk and Correlation Risk.

--------------------------------------------------------------------------------
40   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Variable- or Floating-Rate Securities


Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semiannually, etc.).
Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics. Variable-rate demand notes include master demand notes that are obligations that permit the investor to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the investor as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the lender's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable- or floating-rate securities include:
Credit Risk and Management Risk.

Warrants

Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with warrants include: Management Risk and Market Risk.

When-Issued Securities and Forward Commitments

When-issued securities and forward commitments involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. Such instruments involve the risk of loss if the value of the security to be purchased declines prior to the settlement date and the risk that the security will not be issued as anticipated. If the security is not issued as anticipated, the Fund may lose the opportunity to obtain a price and yield considered to be advantageous.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with when-issued securities and forward commitments include: Credit Risk and Management Risk.

Zero-Coupon, Step-Coupon, and Pay-in-Kind Securities

These securities are debt obligations that do not make regular cash interest payments (see also Debt Obligations). Zero-coupon and step-coupon securities are sold at a deep discount to their face value because they do not pay interest until maturity. Pay-in-kind securities pay interest through the issuance of additional securities. Because these securities do not pay current cash income, the price of these securities can be extremely volatile when interest rates fluctuate. See the appendix for a discussion of securities ratings.

Although  one or more of the other risks  described  in this SAI may apply,  the
largest  risks  associated  with  zero-coupon,   step-coupon,   and  pay-in-kind
securities include: Credit Risk, Interest Rate Risk, and Management Risk.

The Fund cannot issue senior securities but this does not prohibit certain investment activities for which assets of the Fund are set aside, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, delayed-delivery and when-issued securities transactions, and contracts to buy or sell options, derivatives, and hedging instruments.

--------------------------------------------------------------------------------
41   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Security Transactions

Subject to policies set by the board, AEFC is authorized to determine, consistent with the Fund's investment goal and policies, which securities will be purchased, held, or sold. The description of policies and procedures in this section also applies to any Fund subadviser. In determining where the buy and sell orders are to be placed, AEFC has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the board. In selecting broker-dealers to execute transactions, AEFC may consider the price of the security, including commission or mark-up, the size and difficulty of the order, the reliability, integrity, financial soundness, and general operation and execution capabilities of the broker, the broker's expertise in particular markets, and research services provided by the broker.


The Fund, AEFC, any subadviser and American Express Financial Advisors Inc. (the Distributor) each have a strict Code of Ethics that prohibits affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the Fund.


The Fund's securities may be traded on a principal rather than an agency basis. In other words, AEFC will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. AEFC does not pay the dealer commissions. Instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.


On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The board has adopted a policy authorizing AEFC to do so to the extent authorized by law, if AEFC determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or AEFC's overall responsibilities with respect to the Fund and the other American Express mutual funds for which it acts as investment manager.


Research provided by brokers supplements AEFC's own research activities. Such services include economic data on, and analysis of, U.S. and foreign economies; information on specific industries; information about specific companies, including earnings estimates; purchase recommendations for stocks and bonds; portfolio strategy services; political, economic, business, and industry trend assessments; historical statistical information; market data services providing information on specific issues and prices; and technical analysis of various aspects of the securities markets, including technical charts. Research services may take the form of written reports, computer software, or personal contact by telephone or at seminars or other meetings. AEFC has obtained, and in the future may obtain, computer hardware from brokers, including but not limited to personal computers that will be used exclusively for investment decision-making purposes, which include the research, portfolio management, and trading functions and other services to the extent permitted under an interpretation by the SEC.

When paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge, AEFC must follow procedures authorized by the board. To date, three procedures have been authorized. One procedure permits AEFC to direct an order to buy or sell a security traded on a national securities exchange to a specific broker for research services it has provided. The second procedure permits AEFC, in order to obtain research, to direct an order on an agency basis to buy or sell a security traded in the over-the-counter market to a firm that does not make a market in that security. The commission paid generally includes compensation for research services. The third procedure permits AEFC, in order to obtain research and brokerage services, to cause the Fund to pay a commission in excess of the amount another broker might have charged. AEFC has advised the Fund that it is necessary to do business with a number of brokerage firms on a continuing basis to obtain such services as the handling of large orders, the willingness of a broker to risk its own money by taking a position in a security, and the specialized handling of a particular group of securities that only certain brokers may be able to offer. As a result of this arrangement, some portfolio transactions may not be effected at the lowest commission, but AEFC believes it may obtain better overall execution. AEFC has represented that under all three procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services performed or research provided.


All other transactions will be placed on the basis of obtaining the best available price and the most favorable execution. In so doing, if in the professional opinion of the person responsible for selecting the broker or dealer, several firms can execute the transaction on the same basis, consideration will be given by such person to those firms offering research services. Such services may be used by AEFC in providing advice to all American Express mutual funds (or by any Fund subadviser to any other client of such subadviser) even though it is not possible to relate the benefits to any particular fund.


--------------------------------------------------------------------------------
42   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Each investment decision made for the Fund is made independently from any decision made for another portfolio, fund, or other account advised by AEFC or any of its subsidiaries. When the Fund buys or sells the same security as another portfolio, fund, or account, AEFC carries out the purchase or sale in a way the Fund agrees in advance is fair. Although sharing in large transactions may adversely affect the price or volume purchased or sold by the Fund, the Fund hopes to gain an overall advantage in execution. On occasion, the Fund may purchase and sell a security simultaneously in order to profit from short-term price disparities.

On a periodic basis, AEFC makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions. The review evaluates execution, operational efficiency, and research services.

For fiscal periods noted below, each Fund paid the following total brokerage commissions. Substantially all firms through whom transactions were executed provide research services.


                                                                  Aug. 31, 2004       Aug. 31, 2003        Aug. 31, 2002

Cash Management                                                    $_________          $        0          $         0

Core Bond                                                                 (a)                  --                   --

Diversified Bond                                                                          160,924               61,521

Diversified Equity Income                                                                 404,266              381,450

Equity Select                                                                              87,081               46,825

Global Bond                                                                                10,757                3,702

Growth                                                                                  1,602,857            1,163,758

High Yield Bond                                                                                 0               12,860

Income Opportunities                                                      (b)                  --                   --

Large Cap Equity                                                                        8,716,167           13,343,582

Large Cap Value                                                           (a)                  --                   --

Managed                                                                                 4,515,096            7,825,511

New Dimensions                                                                          2,120,523            2,566,663

Partners Select Value                                                     (a)                  --                   --

Partners Small Cap Value                                                                  473,123              176,588

S&P 500 Index                                                                              24,385               34,961

Short Duration U.S. Government                                                             64,310               23,568

Small Cap Advantage                                                                       569,268              345,489

Strategy Aggressive                                                                     1,046,957            6,317,283

Threadneedle Emerging Markets                                                             140,367              107,623

Threadneedle International                                                              3,486,330            6,517,960

(a) For the period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.

(b) For the period from June 1, 2004 (date the Fund became available) to Aug. 31, 2004.


--------------------------------------------------------------------------------
43   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

In  fiscal  period  2004,  the  following   transactions  and  commissions  were
specifically directed to firms in exchange for research services:

                                    Transactions of shares        Commissions

Cash Management

Core Bond(a)

Diversified Bond

Diversified Equity Income

Equity Select

Global Bond

Growth

High Yield Bond

Income Opportunities(b)

Large Cap Equity

Large Cap Value(a)

Managed

New Dimensions

Partners Select Value(a)

Partners Small Cap Value

S&P 500 Index

Short Duration U.S. Government

Small Cap Advantage

Strategy Aggressive

Threadneedle Emerging Markets

Threadneedle International

(a) For the period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.

(b) For the period from June 1, 2004 (date the Fund became available) to Aug. 31, 2004.

As of the end of the most recent fiscal year, ____________________________________________________ held no securities of its regular brokers or dealers or of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities.


--------------------------------------------------------------------------------
44   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

As of the end of the most recent fiscal year, each Fund held securities of its regular brokers or dealers of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities as presented below:


                                                      Value of securities
Fund                        Name of Issuer       owned at end of fiscal period

Cash Management

Core Bond(a)

Diversified Bond

Diversified Equity Income

Equity Select

Global Bond

Growth

High Yield Bond

Income Opportunities(b)

Large Cap Equity

Large Cap Value(a)

Managed

New Dimensions

Partners Select Value(a)

Partners Small Cap Value

S&P 500 Index

Short Duration U.S. Government

Small Cap Advantage

Strategy Aggressive

Threadneedle Emerging Markets

Threadneedle International

(a) For the period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.

(b) For the period from June 1, 2004 (date the Fund became available) to Aug. 31, 2004.



The Fund's portfolio turnover rate indicates changes in its portfolio of securities and will vary from year to year. The Fund may experience relatively higher portfolio turnover than normal during a period of rapid asset growth if smaller positions acquired in connection with portfolio diversification requirements are replaced by larger positions. Relatively greater portfolio turnover often occurs in the early years of a fund's operation since it is more difficult for new funds to establish meaningful portfolio positions as quickly and efficiently as a more seasoned fund.

--------------------------------------------------------------------------------
45   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

The portfolio turnover rates for the two most recent fiscal periods were as follows:



                                Aug. 31, 2004         Aug. 31, 2003

Core Bond                             %(a)                 --%

Diversified Bond                                           251

Diversified Equity Income                                   39

Equity Select                                               19

Global Bond                                                102

Growth                                                     199

High Yield Bond                                            141

Income Opportunities                   (b)                  --

Large Cap Equity                                           115

Large Cap Value                        (a)                  --

Managed                                                    119

New Dimensions                                              23

Partners Select Value                  (a)                  --

Partners Small Cap Value                                    87

S&P 500 Index                                                5

Short Duration U.S. Government                             179

Small Cap Advantage                                        124

Strategy Aggressive                                         27

Threadneedle Emerging Markets                              191

Threadneedle International                                 102

(a) For the period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.

(b) For the period from June 1, 2004 (date the Fund became available) to Aug. 31, 2004.


--------------------------------------------------------------------------------
46   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Brokerage Commissions Paid to Brokers Affiliated with American Express Financial Corporation

Affiliates of American Express Company (of which AEFC is a wholly-owned indirect subsidiary) may engage in brokerage and other securities transactions on behalf of the Fund according to procedures adopted by the board and to the extent consistent with applicable provisions of the federal securities laws. Subject to approval by the board, the same conditions apply to transactions with broker-dealer affiliates of any subadviser. AEFC will use an American Express affiliate only if (i) AEFC determines that the Fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the Fund and (ii) the affiliate charges the Fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.

Information about brokerage commissions paid by the Fund for the last three fiscal periods to brokers affiliated with the Advisor is contained in the following table:



As of the end of fiscal period                                 2004                               2003              2002

                                                                             Percent of
                                                                          aggregate dollar
                                                                              amount of
                                       Aggregate dollar     Percent of      transactions    Aggregate dollar  Aggregate dollar
                                           amount of         aggregate        involving         amount of         amount of
                             Nature of    commissions        brokerage       payment of        commissions       commissions
Fund                Broker  affiliation paid to broker      commissions      commissions     paid to broker    paid to broker

Cash Management                           $_______           ____%             ____%          $________        $________

Core Bond

Diversified Bond

Diversified Equity Income

Equity Select

Global Bond

Growth

High Yield Bond

Income Opportunities

Large Cap Equity

Large Cap Value

Managed

New Dimensions

Partners Select Value

Partners Small Cap Value

S&P 500 Index

Short Duration

U.S. Government

Small Cap Advantage

Strategy Aggressive

Threadneedle
Emerging Markets

Threadneedle
International

(1) Wholly-owned subsidiary of AEFC.

(2) Affiliate of a current subadviser, [name].

(3) Affiliate of a previous subadviser, [name].


--------------------------------------------------------------------------------
47   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Valuing Fund Shares

As of the end of the most recent fiscal period, the computation looked like this:

Fund                          Net assets                         Shares outstanding               Net asset value of one share

Cash Management                               divided by                                 equals

Core Bond

Diversified Bond

Diversified Equity Income

Equity Select

Global Bond

Growth

High Yield Bond

Income Opportunities

Large Cap Equity

Large Cap Value

Managed

New Dimensions

Partners Select Value

Partners Small Cap Value

S&P 500 Index

Short Duration U.S. Government

Small Cap Advantage

Strategy Aggressive

Threadneedle Emerging Markets

Threadneedle International



--------------------------------------------------------------------------------
48   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

In determining net assets before shareholder transactions, the Fund's securities are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):

o Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

o Securities traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded and, if none exist, to the over-the-counter market.

o Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

o Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

o Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

o Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the current rate of exchange.


o Occasionally, events affecting the value of securities occur between the time the primary market on which the securities are traded closes and the close of the Exchange. If events materially affect the value of securities, the securities will be valued at their fair value according to procedures decided upon in good faith by the board. This occurs most commonly with foreign securities, but may occur in other cases. The fair value of a security is likely to be different from the quoted or published price.


o Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date.

o Securities without a readily available market price and other assets are valued at fair value as determined in good faith by the board. The board is responsible for selecting methods it believes provide fair value. When possible, bonds are valued by a pricing service independent from the Fund. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

In accordance with Rule 2a-7 of the 1940 Act, all of the securities in Cash Management's portfolio are valued at amortized cost. The amortized cost method of valuation is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date. It does not take into consideration unrealized capital gains or losses.

The board has established procedures designed to stabilize the fund's price per share for purposes of sales and redemptions at $1, to the extent that it is reasonably possible to do so. These procedures include review of Cash Management's securities by the board, at intervals deemed appropriate by it, to determine whether Cash Management's net asset value per share computed by using available market quotations deviates from a share value of $1 as computed using the amortized cost method. The board must consider any deviation that appears and if it exceeds 0.5% it must determine what action, if any, needs to be taken. If the board determines a deviation exists that may result in a material dilution of the holdings of current shareholders or investors, or in other unfair consequences for such persons, it must undertake remedial action that it deems necessary and appropriate. Such action may include withholding dividends, calculating net asset value per share for purposes of sales and redemptions using available market quotations, making redemptions in kind, and selling securities before maturity in order to realize capital gains or losses or to shorten average portfolio maturity.

While the amortized cost method provides certainty and consistency in portfolio valuation, it may result in valuations of securities that are either somewhat higher or lower than the prices at which the securities could be sold. This means that during times of declining interest rates the yield on Cash Management's shares may be higher than if valuations of securities were made based on actual market prices and estimates of market prices. Accordingly, if using the amortized cost method were to result in a lower portfolio value, a prospective investor in Cash Management would be able to obtain a somewhat higher yield than he would get if portfolio valuation were based on actual market values. Existing shareholders, on the other hand, would receive a somewhat lower yield than they would otherwise receive. The opposite would happen during a period of rising interest rates.

--------------------------------------------------------------------------------
49   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Proxy Voting

GENERAL GUIDELINES

The Fund upholds a long tradition of sound and principled corporate governance. For approximately 30 years, the Board of Directors, which consists of a majority of independent directors, has voted proxies. General guidelines are:

o Corporate governance matters -- The board supports proxy proposals that require changes or encourage decisions that have been shown to add shareholder value over time and votes against proxy proposals that entrench management.

o Changes in capital structure -- The board votes for amendments to corporate documents that strengthen the financial condition of a business.

o Stock option plans and other management compensation issues -- The board expects thoughtful consideration to be given by a company's management to developing a balanced compensation structure providing competitive current income with long-term employee incentives directly tied to the interest of shareholders and votes against proxy proposals that dilute shareholder value excessively.

o Social and corporate policy issues -- The board believes that proxy proposals should address the business interests of the corporation.

Each proposal is viewed in light of the circumstances of the company submitting the proposal.

POLICY AND PROCEDURES

The policy of the board is to vote all proxies of the companies in which the Fund holds investments, ensuring there are no conflicts between interests of Fund shareholders and those of the Fund's investment manager, AEFC.

The recommendation of the management of a company as set out in the company's proxy statement is considered. In each instance in which the Fund votes against the recommendation, the board sends a letter to senior management of the company explaining the basis for its vote. This has permitted both the company's management and the Fund's board to gain better insight into issues presented by proxy proposals. In the case of foreign corporations, proxies of companies located in some countries may not be voted due to requirements of locking up the voting shares and when time constraints prohibit the processing of proxies.

From time to time a proxy proposal is presented that has not been previously considered by the board or that AEFC recommends be voted different from the votes cast for similar proposals. In making recommendations to the board about voting on a proposal, AEFC relies on its own investment personnel and information obtained from outside resources, including Institutional Shareholder Services (ISS). AEFC makes the recommendation in writing. The process established by the board to vote proxies requires that either board members or officers who are independent from AEFC consider the recommendation and decide how to vote the proxy proposal.

PROXY VOTING RECORD


The proxy voting record is available on a quarterly basis after the end of the quarter for all companies whose shareholders meetings were completed during the quarter. The information is on a website maintained by ISS and can be accessed through American Express Company's web page, www.americanexpress.com. For anyone seeking information on how the Fund voted all proxies during a year, the information can be obtained after August 2004 without cost:

o    On the ISS website accessible through www.americanexpress.com/funds


o On a web site maintained by the Securities and Exchange Commission, www.sec.gov

o    By calling the Fund's administrator, Board Services Corporation, collect at
     (612) 330-9283.

--------------------------------------------------------------------------------
50   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Selling Shares


The Fund will sell any shares presented by the shareholders (variable accounts or subaccounts) for sale. The policies on when or whether to buy or sell shares are described in your annuity or life insurance prospectus.

During an emergency the board can suspend the computation of net asset value, stop accepting payments for purchase of shares, or suspend the duty of the Fund to sell shares for more than seven days. Such emergency situations would occur if:

o The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

o Disposal of the Fund's securities is not reasonably practicable or it is not reasonably practicable for the Fund to determine the fair value of its net assets, or

o The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.


Should the Fund stop selling shares, the board may make a deduction from the value of the assets held by the Fund to cover the cost of future liquidations of the assets so as to distribute these costs fairly among all contract owners.


REJECTION OF BUSINESS

The Fund reserves the right to reject any business, in its sole discretion.

Capital Loss Carryover


For federal income tax purposes, each Fund had total capital loss carryovers at the end of the most recent fiscal period as follows:

Fund                                            Total capital loss carryovers

Cash Management

Core Bond

Diversified Bond

Diversified Equity Income

Equity Select

Global Bond

Growth

High Yield Bond

Income Opportunities

Large Cap Equity

Large Cap Value

Managed

New Dimensions

Partners Select Value

Partners Small Cap Value

S&P 500 Index

Short Duration U.S. Government

Small Cap Advantage

Strategy Aggressive

Threadneedle Emerging Markets

Threadneedle International



--------------------------------------------------------------------------------
51   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

If not offset by subsequent capital gains, capital loss carryovers will expire as follows:

Fund                             20__   20__   20__   20__   20__   20__

Cash Management

Core Bond

Diversified Bond

Diversified Equity Income

Equity Select

Global Bond

Growth

High Yield Bond

Income Opportunities

Large Cap Equity

Large Cap Value

Managed

New Dimensions

Partners Select Value

Partners Small Cap Value

S&P 500 Index

Short Duration U.S. Government

Small Cap Advantage

Strategy Aggressive

Threadneedle Emerging Markets

Threadneedle International



It is unlikely that the board will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or has expired except as required by Internal Revenue Service rules.

Taxes

The Fund may be subject to U.S. taxes resulting from holdings in a passive foreign investment company (PFIC). A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or 50% or more of the average value of its assets consists of assets that produce or could produce passive income.

Income earned by the Fund may have had foreign taxes imposed and withheld on it in foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes.

--------------------------------------------------------------------------------
52   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Agreements

INVESTMENT MANAGEMENT SERVICES AGREEMENT

AEFC, a wholly-owned subsidiary of American Express Company, is the investment manager for the Fund. Under the Investment Management Services Agreement, AEFC, subject to the policies set by the board, provides investment management services.


For its services, AEFC is paid a fee monthly based on the following schedule. The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding business day.


Cash Management

Assets (billions)                            Annual rate at each asset level

First $1.00                                               0.510%

Next   0.50                                               0.493

Next   0.50                                               0.475

Next   0.50                                               0.458

Over   2.50                                               0.440

Core Bond
Assets (billions)                            Annual rate at each asset level

First $1.00                                               0.630%

Next   1.00                                               0.615

Next   1.00                                               0.600

Next   3.00                                               0.585

Next   3.00                                               0.570

Over   9.00                                               0.555

Diversified Bond
Assets (billions)                            Annual rate at each asset level

First $1.00                                               0.610%

Next   1.00                                               0.595

Next   1.00                                               0.580

Next   3.00                                               0.565

Next   3.00                                               0.550

Over   9.00                                               0.535

Diversified Equity Income
Assets (billions)                            Annual rate at each asset level

First $0.50                                               0.560%

Next   0.50                                               0.545

Next   1.00                                               0.530

Next   1.00                                               0.515

Next   3.00                                               0.500


Over   6.00                                               0.470


Equity Select
Assets (billions)                            Annual rate at each asset level

First $0.25                                               0.650%

Next   0.25                                               0.635

Next   0.25                                               0.620

Next   0.25                                               0.605

Next   1.00                                               0.590

Next   1.00                                               0.575

Over   3.00                                               0.560

--------------------------------------------------------------------------------
53   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Global Bond
Assets (billions)                               Annual rate at each asset level

First $0.25                                                  0.840%

Next   0.25                                                  0.825

Next   0.25                                                  0.810

Next   0.25                                                  0.795

Over   1.00                                                  0.780

Growth
Assets (billions)                               Annual rate at each asset level

First $1.00                                                  0.630%

Next   1.00                                                  0.615

Next   1.00                                                  0.600

Next   3.00                                                  0.585

Over   6.00                                                  0.570

High Yield Bond
Assets (billions)                               Annual rate at each asset level

First $1.00                                                  0.620%

Next   1.00                                                  0.605

Next   1.00                                                  0.590

Next   3.00                                                  0.575

Next   3.00                                                  0.560

Over   9.00                                                  0.545




Income Opportunities
Assets (billions)                               Annual rate at each asset level

First $1.00                                                  0.640%

Next   1.00                                                  0.625

Next   1.00                                                  0.610

Next   3.00                                                  0.595

Next   3.00                                                  0.580

Over   9.00                                                  0.565

Inflation Protected Securities

Assets (billions)                               Annual rate at each asset level

First $1.00                                                  0.490%

Next   1.00                                                  0.475

Next   1.00                                                  0.460

Next   3.00                                                  0.445

Next   3.00                                                  0.430

Over   9.00                                                  0.415

Large Cap Equity
Assets (billions)                               Annual rate at each asset level

First $1.00                                                  0.630%

Next   1.00                                                  0.615

Next   1.00                                                  0.600

Next   3.00                                                  0.585

Over   6.00                                                  0.570


--------------------------------------------------------------------------------
54   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Large Cap Value
Assets (billions)                           Annual rate at each asset level

First $1.00                                              0.630%

Next   1.00                                              0.615

Next   1.00                                              0.600

Next   3.00                                              0.585

Over   6.00                                              0.570

Managed
Assets (billions)                           Annual rate at each asset level

First $0.50                                              0.630%

Next   0.50                                              0.615

Next   1.00                                              0.600

Next   1.00                                              0.585

Next   3.00                                              0.570

Over   6.00                                              0.550

New Dimensions
Assets (billions)                           Annual rate at each asset level

First $1.00                                              0.630%

Next   1.00                                              0.615

Next   1.00                                              0.600

Next   3.00                                              0.585

Over   6.00                                              0.570

Partners Select Value
Assets (billions)                           Annual rate at each asset level

First $0.50                                              0.810%

Next   0.50                                              0.795

Next   1.00                                              0.780

Next   1.00                                              0.765

Next   3.00                                              0.750

Over   6.00                                              0.720

Partners Small Cap Value
Assets (billions)                           Annual rate at each asset level

First $0.25                                              1.020%

Next   0.25                                              1.000

Next   0.25                                              0.980

Next   0.25                                              0.960

Next   1.00                                              0.940

Over   2.00                                              0.920

S&P 500 Index
Assets (billions)                           Annual rate at each asset level

First $1.00                                              0.290%

Next   1.00                                              0.280

Next   3.00                                              0.270

Over   5.00                                              0.260

--------------------------------------------------------------------------------

55   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Short Duration U.S. Government
Assets (billions)                           Annual rate at each asset level

First $1.00                                              0.610%

Next   1.00                                              0.595

Next   1.00                                              0.580

Next   3.00                                              0.565

Next   3.00                                              0.550

Over   9.00                                              0.535

Small Cap Advantage
Assets (billions)                           Annual rate at each asset level

First $0.25                                              0.790%

Next   0.25                                              0.770

Next   0.25                                              0.750

Next   0.25                                              0.730

Next   1.00                                              0.710

Over   2.00                                              0.650



Strategy Aggressive
Assets (billions)                           Annual rate at each asset level

First $0.25                                              0.650%

Next   0.25                                              0.635

Next   0.25                                              0.620

Next   0.25                                              0.605

Next   1.00                                              0.590

Over   2.00                                              0.575


Threadneedle Emerging Markets

Assets (billions)                           Annual rate at each asset level

First $0.25                                              1.170%

Next   0.25                                              1.155

Next   0.25                                              1.140

Next   0.25                                              1.125

Next   1.00                                              1.110

Over   2.00                                              1.095

Threadneedle International
Assets (billions)                           Annual rate at each asset level

First $0.25                                              0.870%

Next   0.25                                              0.855

Next   0.25                                              0.840

Next   0.25                                              0.825

Next   1.00                                              0.810

Over   2.00                                              0.795


--------------------------------------------------------------------------------
56   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

On the last day of the most recent fiscal period, the daily rate applied to the Fund's net assets was equal to the following percentage on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding business day.

Fund                                                       Daily rate

Cash Management

Core Bond

Diversified Bond

Diversified Equity Income

Equity Select

Global Bond

Growth

High Yield Bond

Income Opportunities

Large Cap Equity

Large Cap Value

Managed

New Dimensions

Partners Select Value

Partners Small Cap Value

S&P 500 Index

Short Duration U.S. Government

Small Cap Advantage

Strategy Aggressive

Threadneedle Emerging Markets

Threadneedle International

For Diversified Equity Income, Equity Select, Growth, Large Cap Equity, Large Cap Value, Managed, New Dimensions, Partners Select Value, Partners Small Cap Value, Small Cap Advantage, Strategy Aggressive, Threadneedle Emerging Markets and Threadneedle International before the fee based on the asset charge is paid, it is adjusted for investment performance. The adjustment, determined monthly, will be determined by measuring the percentage difference over a rolling 12-month period between the change in the net asset value of one share of the Fund and the change in the Lipper Index.

Fund                                Lipper Index

Diversified Equity Income           Lipper Equity Income Funds Index

Equity Select                       Lipper Mid-Cap Growth Funds Index

Growth                              Lipper Large Cap Growth Funds Index

Large Cap Equity                    Lipper Large Cap Core Funds Index

Large Cap Value                     Lipper Large Cap Value Funds Index

Managed                             Lipper Balanced Funds Index

New Dimensions                      Lipper Large Cap Growth Funds Index

Partners Select Value               Lipper Multi-Cap Value Funds Index

Partners Small Cap Value            Lipper Small-Cap Value Funds Index

Small Cap Advantage                 Lipper Small-Cap Core Funds Index

Strategy Aggressive                 Lipper Mid-Cap Growth Funds Index

Threadneedle Emerging Markets       Lipper Emerging Markets Funds Index

Threadneedle International          Lipper International Funds Index


--------------------------------------------------------------------------------

57   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

The performance difference is then used to determine the adjustment rate. The adjustment rate for Diversified Equity Income, Equity Select, Growth, Large Cap Equity, Large Cap Value, New Dimensions, Partners Select Value, Partners Small Cap Value, Small Cap Advantage, Strategy Aggressive, Threadneedle Emerging Markets and Threadneedle International, computed to five decimal places, is determined in accordance with the following table:


Performance

Difference       Adjustment Rate

0.00%-0.50%      0

0.50%-1.00%      6 basis points times the performance difference over 0.50%
                 (maximum of 3 basis points if a 1% performance difference)

1.00%-2.00%      3 basis points, plus 3 basis points times the performance
                 difference over 1.00% (maximum 6 basis points if a 2% performance difference)

2.00%-4.00%      6 basis points, plus 2 basis points times the performance
                 difference over 2.00% (maximum 10 basis points if a 4% performance difference)

4.00%-6.00%      10 basis points, plus 1 basis point times the performance
                 difference over 4.00% (maximum 12 basis points if a 6% performance difference)

6.00% or more    12 basis points

For example,  if the  performance  difference is 2.38%,  the adjustment  rate is
0.000676 (0.0006 [6 basis points] plus 0.0038 [the 0.38% performance difference over 2.00%] x 0.0002 [2 basis points] x 100 (0.000076)). Rounded to five decimal places, the adjustment rate is 0.00068. The maximum adjustment rate for the Fund is 0.0012 per year. Where the Fund's share performance exceeds that of the Index, the fee paid to AEFC will increase. Where the performance of the Index exceeds the performance of the Fund's shares, the fee paid to AEFC will decrease.

The adjustment rate for Managed, computed to five decimal places, is determined in accordance with the following table:

Performance

Difference       Adjustment Rate

0.00%-0.50%      0

0.50%-1.00%      6 basis points times the Performance Difference over 0.50%
                 (maximum of 3 basis points if a 1% Performance Difference)

1.00%-2.00%      3 basis points, plus 3 basis points times the Performance
                 Difference over 1.00% (maximum 6 basis points if a 2%
                 Performance Difference)

2.00%-3.00%      6 basis points, plus 2 basis points times the Performance
                 Difference over 2.00% (maximum of 8 basis points if a 3%
                 Performance Difference)

3.00% or more    8 basis points


For example,  if the  performance  difference is 2.38%,  the adjustment  rate is
0.000676 (0.0006 [6 basis points] plus 0.0038 [the 0.38% performance difference over 2.00%] x 0.0002 [2 basis points] x 100 (0.000076)). Rounded to five decimal places, the adjustment rate is 0.00068. The maximum adjustment rate for the Fund is 0.00080 per year. Where the Fund's share performance exceeds that of the Index, the fee paid to AEFC will increase. Where the performance of the Index exceeds the performance of the Fund's shares, the fee paid to AEFC will decrease.

The 12-month comparison period rolls over with each succeeding month, so that it always equals 12 months, ending with the month for which the performance adjustment is being computed.

For the most recent fiscal period, the adjustment changed the fee as follows:

                                              Adjustment
                                        increased/(decreased)
Fund                                            fee by

Diversified Equity Income                    $__________

Equity Select

Growth

Large Cap Equity

Large Cap Value                                      (a)

Managed

New Dimensions

Partners Select Value                                (a)

Partners Small Cap Value

Small Cap Advantage

Strategy Aggressive

Threadneedle Emerging Markets

Threadneedle International

(a) For the period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.


--------------------------------------------------------------------------------
58   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

The management fee is paid monthly. Under the agreement, advisory expenses paid for the following fiscal periods were as follows:


Fund                                2004           2003           2002

Cash Management

Core Bond                               (a)

Diversified Bond

Diversified Equity Income

Equity Select

Global Bond

Growth

High Yield Bond

Income Opportunities                    (b)

Large Cap Equity

Large Cap Value                         (a)

Managed

New Dimensions

Partners Select Value                   (a)

Partners Small Cap Value

S&P 500 Index

Short Duration U.S. Government

Small Cap Advantage

Strategy Aggressive

Threadneedle Emerging Markets

Threadneedle International

(a) For the period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.

(b) For the period from June 1, 2004 (date the Fund became available) to Aug. 31, 2004.



Under the current Agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses which include custodian fees and expenses, audit expenses, cost of items sent to contract owners, postage, fees and expenses paid to board members who are not officers or employees of AEFC, fees and expenses of attorneys, costs of fidelity and surety bonds, SEC registration fees, expenses of preparing prospectuses and of printing and distributing prospectuses to existing contract owners, losses due to theft or other wrong doing or due to liabilities not covered by bond or agreement, expenses incurred in connection with lending securities and expenses properly payable by the Fund, approved by the board. All other expenses are borne by AEFC.

--------------------------------------------------------------------------------
59   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Under the agreement, nonadvisory expenses, net of earnings credits [waivers and expenses reimbursed by AEFC,] paid for the following fiscal periods were as follows:

Fund                               2004                 2003                2002

Cash Management

Core Bond                            (a)

Diversified Bond

Diversified Equity Income

Equity Select

Global Bond

Growth

High Yield Bond

Income Opportunities                 (b)

Large Cap Equity

Large Cap Value                      (a)

Managed

New Dimensions

Partners Select Value                (a)

Partners Small Cap Value

S&P 500 Index

Short Duration U.S. Government

Small Cap Advantage

Strategy Aggressive

Threadneedle Emerging Markets

Threadneedle International

(a) For the period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.

(b) For the period from June 1, 2004 (date the Fund became available) to Aug. 31, 2004.


Basis for board approving the investment advisory contract

Based on its work throughout the year and detailed analysis by the Contracts Committee of reports provided by AEFC, the independent board members determined to renew the Investment Management Services Agreement and Subadvisory Agreements (where applicable) based on:

o tangible steps AEFC has taken to improve the competitive ranking and consistency of the investment performance of the Fund, including changes in leadership, portfolio managers, compensation structures, and the implementation of management practices,

o continued commitment to expand the range of investment options that it offers investors, through repositioning existing funds and creating new funds,

o  consistent effort to provide a management  structure that imposes disciplines
   that  ensure   adherence  to  stated   management  style  and  expected  risk
   characteristics,

o additional time needed to evaluate the efficacy of the new AEFC management structure that has produced improved performance results in the short term,

o benefit of economy of scale that results from the graduated fee structure and the reasonableness of fees in light of the fees paid by similar funds in the industry,

o competitive total expenses that are either at or only slightly above the median expenses of a group of comparable funds based on a report prepared by Lipper Inc., and

o  reasonable level of AEFC's profitability from its mutual fund operations.

--------------------------------------------------------------------------------
60   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Subadvisory Agreement

The assets of the Fund are managed by a Subadviser that has been selected by AEFC, subject to the review and approval of the board. AEFC has recommended the Subadviser for the Fund to the board based upon its assessment of the skills of the Subadviser in managing other assets with goals and investment strategies substantially similar to those of the Fund. Short-term investment performance is not the only factor in selecting or terminating a Subadviser, and AEFC does not expect to make frequent changes of Subadvisers.

The Subadviser has discretion, subject to oversight by the board and AEFC, to purchase and sell portfolio assets, consistent with the Fund's investment objectives, policies, and restrictions. Generally, the services that the Subadviser provides to the Fund are limited to asset management and related recordkeeping services.

AEFC has entered into an advisory agreement with each Subadviser known as a Subadvisory Agreement. A Subadviser may also serve as a discretionary or non-discretionary investment adviser to management or advisory accounts that are unrelated in any manner to AEFC or its affiliates.

Subadvisers:


Threadneedle International Limited: Threadneedle International Limited (Threadneedle), an indirect wholly owned subsidiary of AEFC, 60 St. Mary Axe, London EC3A 8JQ, England, subadvises the assets in AXP VP - Threadneedle Emerging Markets and AXP VP - Threadneedle International. Threadneedle, subject to supervision and approval of AEFC, provides day-to-day management of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with AEFC. Under the Subadvisory Agreement, the fee, based on average daily net assets that were subject to the Subadviser's investment discretion was equal to ________ % for AXP VP - Threadneedle Emerging Markets and ____% for AXP VP - Threadneedle International.

The Subadvisory Agreement with Threadneedle provides for a performance incentive adjustment ("PIA") to Threadneedle's monthly subadvisory fee. The adjustment for Threadneedle is based on the performance of one share of the Fund and the change in the Lipper peer group index that appears in the prospectus for the Fund (Index). The performance of the Fund and the Index will be calculated using the same method as described above for the performance incentive adjustment paid to AEFC under the terms of the Investment Management Services Agreement. The amount of the adjustment to the fees payable to Threadneedle, whether positive or negative, shall be equal to one-half (1/2) of the PIA made to the investment management fee that AEFC is currently entitled to under the terms of the Advisory Agreement. The PIA will be effective Dec. 1, 2004.

Former Subadviser for AXP VP - Threadneedle Emerging Markets Fund and AXP VP - Threadneedle International Fund: American Express Asset Management International Inc. (AEAMI) subadvised the assets in AXP VP - Threadneedle Emerging Markets (Emerging Markets), and AXP VP - Threadneedle International (International) from fund inception until July 2004. The total amount paid by AEFC to AEAMI for each fund for the following fiscal years was follows:

Fund                                          2004         2003           2002

AXP VP - Threadneedle Emerging Markets       $          $   41,689    $   19,235

AXP VP - Threadneedle International                      2,564,968     3,854,049

Kenwood Capital Management LLC (KCM LLC), an indirect subsidiary of AEFC located at Metropolitan Center, Suite 2300, 333 South 7th Street, Minneapolis, MN 55402, subadvises the assets of Small Cap Advantage. KCM LLC, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of the Fund's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with AEFC.

Under the Subadvisory Agreement, the fee, based on average daily net assets that are subject to KCM LLC investment discretion is equal to 0.35%.

Under the agreement, the total amount paid for Small Cap Advantage was $__________ for fiscal year 2004, $242,909 for fiscal year 2003 and $144,931 for fiscal year 2002.

The assets of Partners Select Value are managed by a Subadviser that has been selected by AEFC, subject to the review and approval of the board. AEFC has recommended the Subadviser for the Fund to the board based upon its assessment of the skills of the Subadviser in managing other assets with goals and investment strategies substantially similar to those of Partners Select Value.
Short-term investment performance is not the only factor in selecting or terminating a Subadviser, and AEFC does not expect to make frequent changes of Subadvisers.

The Subadviser has discretion, subject to oversight by the board and AEFC, to purchase and sell portfolio assets, consistent with Partners Select Value's investment objectives, policies, and restrictions. Generally, the services that the Subadviser provides to Partners Select Value are limited to asset management and related recordkeeping services.


--------------------------------------------------------------------------------
61   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

AEFC has entered into an advisory agreement with the Subadviser known as a Subadvisory Agreement. A Subadviser may also serve as a discretionary or non-discretionary investment adviser to management or advisory accounts that are unrelated in any manner to AEFC or its affiliates.

Gabelli: GAMCO Investors, Inc., which does business under the name Gabelli Asset Management Company, located at One Corporate Center, Rye, NY 10580, subadvises the Fund's assets. The Subadviser, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of Partners Select Value's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with AEFC. Under the Subadvisory Agreement, the fee, based on the combined average daily net assets of AXP Partners Select Value Fund and AXP VP - Partners Select Value Fund that are subject to the Subadviser's investment discretion, is equal to 0.40% on the first $500 million, reducing to 0.30% as assets increase. The total amount paid for AXP VP - Partners Select Value Fund was $________ for fiscal period 2004.

The assets of Partners Small Cap Value are managed by five Subadvisers that have been selected by AEFC, subject to the review and approval of the board. AEFC has recommended the Subadvisers for Partners Small Cap Value to the board based upon its assessment of the skills of the Subadvisers in managing other assets with goals and investment strategies substantially similar to those of Partners Small Cap Value. Short-term investment performance is not the only factor in selecting or terminating a Subadviser, and AEFC does not expect to make frequent changes of Subadvisers.

AEFC allocates the assets of Partners Small Cap Value among the Subadvisers. Each Subadviser has discretion, subject to oversight by the board and AEFC, to purchase and sell portfolio assets, consistent with Partners Small Cap Value's investment objectives, policies, and restrictions. Generally, the services that the Subadviser provides to Partners Small Cap Value are limited to asset management and related recordkeeping services.

AEFC has entered into an advisory agreement with each Subadviser known as a Subadvisory Agreement. A Subadviser may also serve as a discretionary or non-discretionary investment adviser to management or advisory accounts that are unrelated in any manner to AEFC or its affiliates.

GSAM: Goldman Sachs Asset Management, L.P. (GSAM), located at 32 Old Slip, 17th Floor, New York, New York, subadvises a portion of Partners Small Cap Value's assets. GSAM, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of a portion of Partners Small Cap Value's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with AEFC. GSAM is a division of Goldman Sachs Group, Inc., a publicly traded financial services company, located at 85 Broad Street, New York, New York. Under the Subadvisory Agreement, the fee, based on the combined average daily net assets of AXP Partners Small Cap Value Fund and AXP VP - Partners Small Cap Value Fund that are subject to the Subadviser's investment discretion, is equal to 0.60% on the first $100 million, reducing to 0.55% as assets increase. The total amount paid for AXP VP - Partners Small Cap Value was $_______ for fiscal year 2004 and $_______ for fiscal period 2003. The Subadviser began subadvising AXP VP - Partners Small Cap Value Fund on Aug. 11, 2003.

Royce: Royce & Associates, LLC (Royce), located at 1414 Avenue of the Americas, New York, New York, subadvises a portion of Partners Small Cap Value's assets. Royce, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of a portion of Partners Small Cap Value's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with AEFC. Royce is a direct wholly-owned subsidiary of Legg Mason, Inc. located at 100 Light Street, Baltimore, Maryland. Under the Subadvisory Agreement, the fee, based on the combined average daily net assets of AXP Partners Small Cap Value Fund and AXP VP - Partners Small Cap Value Fund that are subject to the Subadviser's investment discretion, is equal to .80% on the first $50 million, reducing to .60% as assets increase. The total amount paid for AXP VP - Partners Small Cap Value was $_______ for fiscal year 2004, $324,032 for fiscal year 2003 and $160,776 for fiscal year 2002.

Franklin: Franklin Portfolio Associates LLC (Franklin), located at One Boston Place, 29th Floor, Boston, Massachusetts, subadvises a portion of Partners Small Cap Value's assets. Franklin, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of a portion of Partners Small Cap Value's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with AEFC. Franklin is an indirect wholly-owned subsidiary of Mellon Financial Corporation, located at One Mellon Center, Pittsburgh, Pennsylvania. Under the Subadvisory Agreement, the fee, based on the combined average daily net assets of AXP Partners Small Cap Value Fund and AXP VP - Partners Small Cap Value Fund that are subject to the Subadviser's investment discretion, is equal to .60% on the first $100 million reducing to .55% as assets increase. The total amount paid for AXP VP - Partners Small Cap Value Fund was $_______ for fiscal period 2004. Franklin began subadvising AXP VP - Partners Small Cap Value Fund on March 15, 2004.

BHMS: Barrow, Hanley, Mewhinney & Strauss, Inc. (BHMS), located at 3232 McKinney Avenue, 15th Floor, Dallas, Texas, subadvises Partners Small Cap Value's assets. BHMS, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of a portion of Partners Small Cap Value's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with AEFC. BMHS is an independent-operated subsidiary of


--------------------------------------------------------------------------------
62   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Old Mutual  Asset  Management  (US) group of  companies.  Under the  Subadvisory
Agreement, the fee, based on the combined average daily net assets of AXP Partners Small Cap Value Fund and AXP VP - Partners Small Cap Value Fund that are subject to the Subadviser's investment discretion, is equal to 1.00% on the first $10 million reducing to .30% as assets increase. The total amount paid for AXP VP - Partners Small Cap Value Fund was $_______ for fiscal period 2004. BHMS began subadvising AXP VP - Partners Small Cap Value Fund on March 15, 2004.

Donald Smith: Donald Smith & Co., Inc. (Donald Smith), located at East 80 Route 4, Suite 360, Paramus, New Jersey, subadvises a portion of Partners Small Cap Value's assets. Donald Smith, subject to the supervision and approval of AEFC, provides investment advisory assistance and day-to-day management of a portion of Partners Small Cap Value's portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with AEFC. Under the Subadvisory Agreement, the fee, based on the combined average daily net assets of AXP Partners Small Cap Value Fund and AXP VP - Partners Small Cap Value Fund that are subject to the Subadviser's investment discretion, is equal to .60% on the first $175 million reducing to .55% as assets increase. The total amount paid AXP VP - Partners Small Cap Value Fund was $_______ for fiscal period 2004. Donald Smith began subadvising AXP VP - Partners Small Cap Value Fund on March 15, 2004.

Former Subadvisers for AXP VP - Partners Small Cap Value Fund: National City Investment Manager (National City) subadvised a portion of AXP VP - Partners Small Cap Value Fund's assets from Aug. 1, 2002 to Aug. 10, 2003. The total amount paid to National City was $78,050 for fiscal period 2003 (from Oct. 1, 2002 to Aug. 10, 2003) and $1,168 for fiscal period 2002 (from Aug. 1, 2002 to Aug. 31, 2002).

Third Avenue Management LLC (Third Avenue) subadvised a portion of AXP VP - Partners Small Cap Value Fund's assets from AXP VP - Partners Small Cap Value Fund's inception to March 2004. The total amount paid for AXP VP - Partners Small Cap Value Fund to Third Avenue was $125,228 for fiscal year 2003 and $62,726 for fiscal year 2002.



ADMINISTRATIVE SERVICES AGREEMENT

The Funds have an Administrative Services Agreement with AEFC. Under this agreement, the Funds pay AEFC for providing administration and accounting services. The fees are calculated as follows:



Cash Management
Assets (billions)                Annual rate at each asset level

First $1.00                                      0.030%

Next   0.50                                      0.027

Next   0.50                                      0.025

Next   0.50                                      0.022

Over   2.50                                      0.020

Core Bond
Assets (billions)                Annual rate at each asset level

First $1.00                                      0.050%

Next   1.00                                      0.045

Next   1.00                                      0.040

Next   3.00                                      0.035

Next   3.00                                      0.030

Over   9.00                                      0.025

Diversified Bond
Assets (billions)                Annual rate at each asset level

First $1.00                                      0.050%

Next   1.00                                      0.045

Next   1.00                                      0.040

Next   3.00                                      0.035

Next   3.00                                      0.030

Over   9.00                                      0.025

--------------------------------------------------------------------------------
63   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Diversified Equity Income
Assets (billions)                  Annual rate at each asset level

First $0.50                                        0.040%

Next   0.50                                        0.035

Next   1.00                                        0.030

Next   1.00                                        0.025

Next   3.00                                        0.020

Over   6.00                                        0.020



Equity Select
Assets (billions)                  Annual rate at each asset level

First $0.25                                        0.060%

Next   0.25                                        0.055

Next   0.25                                        0.050

Next   0.25                                        0.045

Next   1.00                                        0.040

Next   1.00                                        0.035

Over   3.00                                        0.030

Global Bond
Assets (billions)                  Annual rate at each asset level

First $0.25                                        0.060%

Next   0.25                                        0.055

Next   0.25                                        0.050

Next   0.25                                        0.045

Over   1.00                                        0.040

Growth
Assets (billions)                  Annual rate at each asset level

First $1.00                                        0.050%

Next   1.00                                        0.045

Next   1.00                                        0.040

Next   3.00                                        0.035

Over   6.00                                        0.030

High Yield Bond
Assets (billions)                  Annual rate at each asset level

First $1.00                                        0.050%

Next   1.00                                        0.045

Next   1.00                                        0.040

Next   3.00                                        0.035

Next   3.00                                        0.030

Over   9.00                                        0.025

--------------------------------------------------------------------------------
64   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Income Opportunities
Assets (billions)                            Annual rate at each asset level

First $1.00                                                  0.050%

Next   1.00                                                  0.045

Next   1.00                                                  0.040

Next   3.00                                                  0.035

Next   3.00                                                  0.030

Over   9.00                                                  0.025

Inflation Protected Securities
Assets (billions)                            Annual rate at each asset level

First $1.00                                                  0.050%

Next   1.00                                                  0.045

Next   1.00                                                  0.040

Next   3.00                                                  0.035

Next   3.00                                                  0.030

Over   9.00                                                  0.025

Large Cap Equity
Assets (billions)                            Annual rate at each asset level

First $1.00                                                  0.050%

Next   1.00                                                  0.045

Next   1.00                                                  0.040

Next   3.00                                                  0.035

Over   6.00                                                  0.030


Large Cap Value
Assets (billions)                            Annual rate at each asset level

First $1.00                                                  0.050%

Next   1.00                                                  0.045

Next   1.00                                                  0.040

Next   3.00                                                  0.035

Over   6.00                                                  0.030

Managed
Assets (billions)                            Annual rate at each asset level

First $0.50                                                  0.040%

Next   0.50                                                  0.035

Next   1.00                                                  0.030

Next   1.00                                                  0.025

Next   3.00                                                  0.020

Over   6.00                                                  0.020

New Dimensions
Assets (billions)                            Annual rate at each asset level

First $1.00                                                  0.050%

Next   1.00                                                  0.045

Next   1.00                                                  0.040

Next   3.00                                                  0.035

Over   6.00                                                  0.030

--------------------------------------------------------------------------------
65   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Partners Select Value
Assets (billions)                     Annual rate at each asset level

First $0.50                                           0.060%

Next   0.50                                           0.055

Next   1.00                                           0.050

Next   1.00                                           0.045

Next   3.00                                           0.040

Over   6.00                                           0.035

Partners Small Cap Value
Assets (billions)                     Annual rate at each asset level

First $0.25                                           0.080%

Next   0.25                                           0.075

Next   0.25                                           0.070

Next   0.25                                           0.065

Next   1.00                                           0.060

Over   2.00                                           0.055

S&P 500 Index
Assets (billions)                     Annual rate at each asset level

First $1.00                                           0.080%

Next   1.00                                           0.075

Next   3.00                                           0.070

Over   5.00                                           0.065

Short Duration U.S. Government
Assets (billions)                     Annual rate at each asset level

First $1.00                                           0.050%

Next   1.00                                           0.045

Next   1.00                                           0.040

Next   3.00                                           0.035

Next   3.00                                           0.030

Over   9.00                                           0.025

Small Cap Advantage
Assets (billions)                     Annual rate at each asset level

First $0.25                                           0.060%

Next   0.25                                           0.055

Next   0.25                                           0.050

Next   0.25                                           0.045

Next   1.00                                           0.040

Over   2.00                                           0.035



Strategy Aggressive
Assets (billions)                     Annual rate at each asset level

First $0.25                                           0.060%

Next   0.25                                           0.055

Next   0.25                                           0.050

Next   0.25                                           0.045

Next   1.00                                           0.040

Over   2.00                                           0.035

--------------------------------------------------------------------------------
66   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Threadneedle Emerging Markets
Assets (billions)                        Annual rate at each asset level

First $0.25                                              0.100%

Next   0.25                                              0.090

Next   0.25                                              0.080

Next   0.25                                              0.070

Next   1.00                                              0.060

Over   2.00                                              0.050

Threadneedle International
Assets (billions)                        Annual rate at each asset level

First $0.25                                              0.060%

Next   0.25                                              0.055

Next   0.25                                              0.050

Next   0.25                                              0.045

Next   1.00                                              0.040

Over   2.00                                              0.035


On the last day of the most recent fiscal period, the daily rates applied to the Funds' net assets on an annual basis were:


                                                         Fees paid during
Fund                                   Daily rates       prior fiscal year

Cash Management

Core Bond                                 (a)

Diversified Bond

Diversified Equity Income

Equity Select

Global Bond

Growth

High Yield Bond

Income Opportunities                      (b)

Large Cap Equity

Large Cap Value                           (a)

Managed

New Dimensions

Partners Select Value                     (a)

Partners Small Cap Value

S&P 500 Index

Short Duration U.S. Government

Small Cap Advantage

Strategy Aggressive

Threadneedle Emerging Markets

Threadneedle International

(a) For the period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.

(b) For the period from June 1, 2004 (date the Fund became available) to Aug. 31, 2004.



The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding business day.

Third parties with which AEFC contracts to provide services for the Fund or its shareholders may pay a fee to AEFC to help defray the cost of providing administrative and accounting services. The amount of any such fee is negotiated separately with each service provider and does not constitute compensation for investment advisory, distribution, or other services. Payment of any such fee neither increases nor reduces fees or expenses paid by shareholders of the Fund.

--------------------------------------------------------------------------------
67   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

PLAN AND AGREEMENT OF DISTRIBUTION

To help defray the cost of distribution and servicing, the Fund and IDS Life Insurance Company (IDS Life) entered into a Plan and Agreement of Distribution
(Plan) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, of the type known as a reimbursement plan, IDS Life is paid a fee up to actual expenses incurred at an annual rate of up to 0.125% of the Fund's average daily net assets.

Expenses covered under this Plan include sales commissions; business, employee and financial advisor expenses charged to distribution of shares; and overhead appropriately allocated to the sale of shares. These expenses also include costs of providing personal service to contract owners. A substantial portion of the costs are not specifically identified to any one of the American Express Variable Portfolio Funds.

The Plan must be approved annually by the board, including a majority of the disinterested board members, if it is to continue for more than a year. At least quarterly, the board must review written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of board members who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the Fund or by IDS Life. The Plan (or any agreement related to it) will terminate in the event of its assignment, as that term is defined in the 1940 Act. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the board members, including a majority of the board members who are not interested persons of the Fund and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of disinterested board members is the responsibility of the other disinterested board members. No board member who is not an interested person has any direct or indirect financial interest in the operation of the Plan or any related agreement.

Fees paid for the following fiscal periods were as follows:


                                          Fees paid during
Fund                                      prior fiscal year

Cash Management                            $___________

Core Bond                                           (a)

Diversified Bond

Diversified Equity Income

Equity Select

Global Bond

Growth

High Yield Bond

Income Opportunities                                (b)

Large Cap Equity

Large Cap Value                                     (a)

Managed

New Dimensions

Partners Select Value                               (a)

Partners Small Cap Value

S&P 500 Index

Short Duration U.S. Government

Small Cap Advantage

Strategy Aggressive

Threadneedle Emerging Markets

Threadneedle International

(a) For the period from Feb. 4, 2004 (date the Fund became available) to Aug. 31, 2004.

(b) For the period from June 1, 2004 (date the Fund became available) to Aug. 31, 2004.



The fee is not allocated to any one service (such as advertising, payments to underwriters or other uses). However, a significant portion of the fee is generally used for sales and promotional expenses.

--------------------------------------------------------------------------------
68   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

CUSTODIAN AGREEMENT

The Fund's securities and cash are held by American Express Trust Company, 200 AXP Financial Center, Minneapolis, MN 55474, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the Fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.

The custodian may enter into a sub-custodian agreement with the Bank of New York, 90 Washington Street, New York, NY 10286. As part of this arrangement, securities purchased outside the United Stated are maintained in the custody of various foreign branches of Bank of New York or in other financial institutions as permitted by law and by the Fund's sub-custodian agreement.

Organizational Information

The Fund is an open-end management investment company. The Fund headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.

SHARES

The Fund is owned by the subaccounts, its shareholders. The shares of the Fund represent an interest in that fund's assets only (and profits or losses), and, in the event of liquidation, each share of the Fund would have the same rights to dividends and assets as every other share of that Fund.

VOTING RIGHTS


For a discussion of the rights of contract owners concerning the voting of shares held by the subaccounts, please see your annuity or life insurance policy prospectus. All shares have voting rights over the Fund's management and fundamental policies. Each share is entitled to vote based on your total dollar interest in the Fund. All shares have cumulative voting rights with respect to the election of board members. This means that shareholders have as many votes as the dollar amount you own, including the fractional amount, multiplied by the number of members to be elected.


--------------------------------------------------------------------------------
69   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

FUND HISTORY TABLE FOR FUNDS MANAGED BY AEFC

                                                               Date of           Form of      State of       Fiscal
                                                            organization      organization  organization    year end  Diversified
AXP Variable Portfolio - Income Series, Inc.             4/27/81, 6/13/86(1)   Corporation      NV/MN         8/31

   AXP Variable Portfolio - Core Bond Fund                                                                               Yes

   AXP Variable Portfolio - Diversified Bond Fund(2)                                                                     Yes

   AXP Variable Portfolio - Global Bond Fund                                                                             No

   AXP Variable Portfolio - High Yield Bond Fund(2)                                                                      Yes

   AXP Variable Portfolio - Income Opportunities Fund                                                                    Yes

   AXP Variable Portfolio -Inflation Protected
       Securities Fund                                                                                                   Yes

   AXP Variable Portfolio - Short Duration U.S.
       Government Fund(2)                                                                                                Yes

AXP Variable Portfolio - Investment Series, Inc.         4/27/81, 6/13/86(1)   Corporation      NV/MN         8/31

   AXP Variable Portfolio - Equity Select Fund                                                                           Yes

   AXP Variable Portfolio - Growth Fund                                                                                  Yes

   AXP Variable Portfolio - Large Cap Equity Fund                                                                        Yes

   AXP Variable Portfolio - Large Cap Value Fund                                                                         Yes

   AXP Variable Portfolio - New Dimensions Fund                                                                          Yes

   AXP Variable Portfolio - S&P 500 Index Fund                                                                           No

   AXP Variable Portfolio - Small Cap Advantage Fund                                                                     Yes

   AXP Variable Portfolio - Strategy Aggressive Fund                                                                     Yes

   AXP Variable Portfolio - Threadneedle Emerging
       Markets Fund                                                                                                      Yes

   AXP Variable Portfolio - Threadneedle
       International Fund                                                                                                Yes

AXP Variable Portfolio - Managed Series, Inc.                  3/5/85          Corporation       MN           8/31

   AXP Variable Portfolio - Diversified Equity
       Income Fund                                                                                                       Yes

   AXP Variable Portfolio - Managed Fund                                                                                 Yes

AXP Variable Portfolio - Money Market Series, Inc.       4/27/81, 6/13/86(1)   Corporation      NV/MN         8/31

   AXP Variable Portfolio - Cash Management Fund                                                                         Yes

AXP Variable Portfolio - Partners Series, Inc.                 5/9/01          Corporation       MN           8/31

   AXP Variable Portfolio - Partners Select Value Fund                                                                   Yes

   AXP Variable Portfolio - Partners Small Cap
       Value Fund                                                                                                        No

AXP Variable Portfolio - Select Series, Inc.                   3/18/04         Corporation       MN           12/31

   AXP Variable Portfolio - Core Equity Fund                                                                             Yes

(1) Date merged into a Minnesota corporation.

(2) Effective June 27, 2003, AXP(R) VP - Bond Fund changed its name to AXP(R) VP
    - Diversified Bond Fund, AXP(R) VP - Extra Income Fund changed its name to AXP(R) VP - High Yield Bond Fund and AXP(R) VP - Federal Income Fund changed its name to AXP(R) VP - Short Duration U.S. Government Fund.

(3) Effective July 9, 2004, AXP VP - Capital Resource Fund changed its name to AXP VP - Large Cap Equity Fund, AXP VP - Emerging Markets Fund changed its name to AXP VP - Threadneedle Emerging Markets Fund and AXP VP - International Fund changed its name to AXP VP - Threadneedle International Fund.


--------------------------------------------------------------------------------
70   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Board Members and Officers

Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.


The following is a list of the Fund's board members. Each member oversees 14 Master Trust portfolios and 87 American Express mutual funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the board.

Independent Board Members

Name,                            Position held    Principal occupation during    Other directorships          Committee
address,                         with Fund and    past five years                                             memberships
age                              length of
                                 service
-------------------------------- ---------------- ------------------------------ ---------------------------- ----------------
Arne H. Carlson                  Board member     Chair, Board Services                                       Joint Audit,
901 S. Marquette Ave.            since 1999       Corporation (provides                                       Contracts,
Minneapolis, MN 55402                             administrative services to                                  Executive,
Age 69                                            boards). Former Governor  of                                Investment
                                                  Minnesota                                                   Review,  Board
                                                                                                              Effectiveness
-------------------------------- ---------------- ------------------------------ ---------------------------- ----------------
Philip J. Carroll, Jr.           Board member     Retired Chairman and CEO,      Scottish Power PLC, Vulcan   Joint Audit,
901 S. Marquette Ave.            since 2002       Fluor Corporation              Materials Company, Inc.      Executive,
Minneapolis, MN 55402                             (engineering and               (construction                Investment
Age 66                                            construction) since 1998       materials/chemicals)         Review
-------------------------------- ---------------- ------------------------------ ---------------------------- ----------------
Livio D. DeSimone                Board member     Retired Chair of the Board     Cargill, Incorporated        Joint Audit,
30 Seventh Street East           since 2001       and Chief Executive Officer,   (commodity merchants and     Contracts,
Suite 3050                                        Minnesota Mining and           processors), General         Executive
St. Paul, MN 55101-4901                           Manufacturing (3M)             Mills, Inc. (consumer
Age 70                                                                           foods), Vulcan Materials
                                                                                 Company (construction
                                                                                 materials/chemicals),
                                                                                 Milliken & Company
                                                                                 (textiles and chemicals),
                                                                                 and Nexia Biotechnologies,
                                                                                 Inc.
-------------------------------- ---------------- ------------------------------ ---------------------------- ----------------
Anne P. Jones                    Board member     Attorney and Consultant                                     Joint Audit,
901 S. Marquette Ave.            since 1985                                                                   Board
Minneapolis, MN 55402                                                                                         Effectiveness,
Age 69                                                                                                        Executive
-------------------------------- ---------------- ------------------------------ ---------------------------- ----------------
Stephen R. Lewis, Jr.*           Board member     Retired President and          Valmont Industries, Inc.     Contracts,
901 S. Marquette Ave.            since 2002       Professor of Economics,        (manufactures irrigation     Investment
Minneapolis, MN 55402                             Carleton College               systems)                     Review,
Age 65                                                                                                        Executive,
                                                                                                              Board
                                                                                                              Effectiveness
-------------------------------- ---------------- ------------------------------ ---------------------------- ----------------
Alan K. Simpson                  Board member     Former three-term United                                    Investment
1201 Sunshine Ave.               since 1997       States Senator for Wyoming                                  Review,  Board
Cody, WY 82414                                                                                                Effectiveness
Age 72
-------------------------------- ---------------- ------------------------------ ---------------------------- ----------------
Alison Taunton-Rigby             Board member     Founder and Chief Executive                                 Investment
901 S. Marquette Ave.            since 2002       Officer, RiboNovix, Inc.                                    Review,
Minneapolis, MN 55402                             since 2004; President,                                      Contracts
Age 60                                            Forester Biotech since 2000;
                                                  prior to that, President and
                                                  CEO, Aquila
                                                  Biopharmaceuticals, Inc.
-------------------------------- ---------------- ------------------------------ ---------------------------- ----------------

* Interested person of AXP Partners International Aggressive Growth Fund by reason of being a security holder of FleetBoston Financial Corporation, parent company of Columbia Wanger Asset Management, L.P., one of the fund's subadvisers.


--------------------------------------------------------------------------------
71   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Board Member Affiliated with AEFC**

Name,                            Position held    Principal occupation during    Other directorships           Committee
address,                         with Fund and    past five years                                              memberships
age                              length of
                                 service
-------------------------------- ---------------- ------------------------------ ----------------------------- ---------------
William F. Truscott              Board member     Senior Vice President -
53600 AXP Financial Center       since 2001,      Chief Investment Officer of
Minneapolis, MN 55474            Vice             AEFC since 2001. Former
Age 43                           President        Chief Investment Officer and
                                 since 2002       Managing Director, Zurich
                                                  Scudder Investments
-------------------------------- ---------------- ------------------------------ ----------------------------- ---------------

** Interested person by reason of being an officer, director and/or employee of AEFC.

The board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the board. In addition to Mr. Truscott, who is vice president, the Fund's other officers are:


Other Officers


Name,                            Position held    Principal occupation during     Other directorships         Committee
address,                         with Fund and    past five years                                             memberships
age                              length of
                                 service
-------------------------------- ---------------- ------------------------------ ---------------------------- ----------------
Jeffrey P. Fox                   Treasurer        Vice President - Investment
50005 AXP Financial Center       since 2002       Accounting, AEFC, since
Minneapolis, MN 55474                             2002; Vice President -
Age 49                                            Finance, American Express
                                                  Company, 2000-2002; Vice
                                                  President - Corporate
                                                  Controller, AEFC, 1996-2000
-------------------------------- ---------------- ------------------------------ ---------------------------- ----------------
Paula R. Meyer                   President        Senior Vice President and
596 AXP Financial Center         since 2002       General Manager - Mutual
Minneapolis, MN 55474 Age 50                      Funds, AEFC, since 2002;
                                                  Vice President and Managing
                                                  Director - American Express
                                                  Funds, AEFC, 2000-2002; Vice
                                                  President, AEFC,  1998-2000
-------------------------------- ---------------- ------------------------------ ---------------------------- ----------------
Leslie L. Ogg                    Vice             President of Board Services
901 S. Marquette Ave.            President,       Corporation
Minneapolis, MN 55402            General
Age 65                           Counsel, and
                                 Secretary
                                 since 1978
-------------------------------- ---------------- ------------------------------ ---------------------------- ----------------


--------------------------------------------------------------------------------
72   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Responsibilities of board with respect to Fund's management


The board initially approves an Investment Management Services Agreement and other contracts with American Express Financial Corporation (AEFC), one of its subsidiaries, and other service providers. Once the contracts are approved, the board monitors the level and quality of services including commitments of service providers to achieve expected levels of investment performance and shareholder services. In addition, the board oversees that processes are in place to assure compliance with applicable rules, regulations and investment policies and addresses possible conflicts of interest. Annually, the board evaluates the services received under the contracts by receiving reports covering investment performance, shareholder services, marketing, and AEFC's profitability in order to determine whether to continue existing contracts or negotiate new contracts.


Several committees facilitate its work


Executive Committee -- Acts for the board between meetings of the board. The committee held ____ meeting during the last fiscal year.

Joint Audit Committee -- Meets with the independent public accountant, internal auditors and corporate officers to review financial statements, reports, and compliance matters. Reports significant issues to the board and makes recommendations to the independent directors regarding the selection of the independent public accountant. The committee held ____ meetings during the last fiscal year.

Investment Review Committee -- Considers investment management policies and strategies; investment performance; risk management techniques; and securities trading practices and reports areas of concern to the board. The committee held ____ meetings during the last fiscal year.

Board Effectiveness Committee -- Recommends to the board the size, structure and composition for the board; the compensation to be paid to members of the board; and a process for evaluating the board's performance. The committee also reviews candidates for board membership including candidates recommended by shareholders. To be considered, recommendations must include a curriculum vita and be mailed to the Chairman of the Board, American Express Funds, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268. The committee held ____ meetings during the last fiscal year.

Contracts Committee -- Receives and analyzes reports covering the level and quality of services provided under contracts with the Fund and advises the board regarding actions taken on these contracts during the annual review process. The committee held ____ meetings during the last fiscal year.



--------------------------------------------------------------------------------
73   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

COMPENSATION FOR BOARD MEMBERS


During the most recent fiscal year, the independent members of the Fund board, for attending up to __ meetings, received the following compensation:





Compensation Table for AXP VP - Cash Management
                                                                                              Total cash compensation from the
                                                                   Aggregate                     American Express Funds and
Board member*                                             compensation from the Fund            Preferred Master Trust Group


Philip J. Carroll, Jr.                                          $_______**                              $________

Livio D. DeSimone                                                       ***

Anne P. Jones

Stephen R. Lewis, Jr.                                                   ****

Alan K. Simpson

Alison Taunton-Rigby

   * Arne H. Carlson, Chair of the Board, is compensated by Board Services Corporation.

  ** Includes the deferred compensation in the amount of $____________ from the Fund.

 *** Includes the deferred compensation in the amount of $____________ from the Fund.

**** Includes the deferred compensation in the amount of $____________ from the Fund.


                                                                        Compensation Table for AXP VP - Diversified Bond

                                                                                              Total cash compensation from the
                                                                   Aggregate                     American Express Funds and
Board member*                                             compensation from the Fund            Preferred Master Trust Group


Philip J. Carroll, Jr.                                          $_______**                              $________

Livio D. DeSimone                                                       ***

Anne P. Jones

Stephen R. Lewis, Jr.                                                   ****

Alan K. Simpson

Alison Taunton-Rigby

   * Arne H. Carlson, Chair of the Board, is compensated by Board Services Corporation.

  ** Includes the deferred compensation in the amount of $____________ from the Fund.

 *** Includes the deferred compensation in the amount of $____________ from the Fund.

**** Includes the deferred compensation in the amount of $____________ from the Fund.



Compensation Table for AXP VP - Diversified Equity Income

                                                                                              Total cash compensation from the
                                                                   Aggregate                     American Express Funds and
Board member*                                             compensation from the Fund            Preferred Master Trust Group


Philip J. Carroll, Jr.                                          $_______**                              $________

Livio D. DeSimone                                                       ***

Anne P. Jones

Stephen R. Lewis, Jr.                                                   ****

Alan K. Simpson

Alison Taunton-Rigby

   * Arne H. Carlson, Chair of the Board, is compensated by Board Services Corporation.

  ** Includes the deferred compensation in the amount of $____________ from the Fund.

 *** Includes the deferred compensation in the amount of $____________ from the Fund.

**** Includes the deferred compensation in the amount of $____________ from the Fund.



--------------------------------------------------------------------------------
74   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Compensation Table for AXP VP - Equity Select

                                                                                              Total cash compensation from the
                                                                   Aggregate                     American Express Funds and
Board member*                                             compensation from the Fund            Preferred Master Trust Group


Philip J. Carroll, Jr.                                          $_______**                              $________

Livio D. DeSimone                                                       ***

Anne P. Jones

Stephen R. Lewis, Jr.                                                   ****

Alan K. Simpson

Alison Taunton-Rigby

   * Arne H. Carlson, Chair of the Board, is compensated by Board Services Corporation.

  ** Includes the deferred compensation in the amount of $____________ from the Fund.

 *** Includes the deferred compensation in the amount of $____________ from the Fund.

**** Includes the deferred compensation in the amount of $____________ from the Fund.


Compensation Table for AXP VP - Global Bond
                                                                                              Total cash compensation from the
                                                                   Aggregate                     American Express Funds and
Board member*                                             compensation from the Fund            Preferred Master Trust Group


Philip J. Carroll, Jr.                                          $_______**                              $________

Livio D. DeSimone                                                       ***

Anne P. Jones

Stephen R. Lewis, Jr.                                                   ****

Alan K. Simpson

Alison Taunton-Rigby

   * Arne H. Carlson, Chair of the Board, is compensated by Board Services Corporation.

  ** Includes the deferred compensation in the amount of $____________ from the Fund.

 *** Includes the deferred compensation in the amount of $____________ from the Fund.

**** Includes the deferred compensation in the amount of $____________ from the Fund.


Compensation Table for AXP VP - Growth
                                                                                              Total cash compensation from the
                                                                   Aggregate                     American Express Funds and
Board member*                                             compensation from the Fund            Preferred Master Trust Group


Philip J. Carroll, Jr.                                          $_______**                              $________

Livio D. DeSimone                                                       ***

Anne P. Jones

Stephen R. Lewis, Jr.                                                   ****

Alan K. Simpson

Alison Taunton-Rigby

   * Arne H. Carlson, Chair of the Board, is compensated by Board Services Corporation.

  ** Includes the deferred compensation in the amount of $____________ from the Fund.

 *** Includes the deferred compensation in the amount of $____________ from the Fund.

**** Includes the deferred compensation in the amount of $____________ from the Fund.


--------------------------------------------------------------------------------
75   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Compensation Table for AXP VP - High Yield Bond

                                                                                              Total cash compensation from the
                                                                   Aggregate                     American Express Funds and
Board member*                                             compensation from the Fund            Preferred Master Trust Group


Philip J. Carroll, Jr.                                          $_______**                              $________

Livio D. DeSimone                                                       ***

Anne P. Jones

Stephen R. Lewis, Jr.                                                   ****

Alan K. Simpson

Alison Taunton-Rigby

   * Arne H. Carlson, Chair of the Board, is compensated by Board Services Corporation.

  ** Includes the deferred compensation in the amount of $____________ from the Fund.

 *** Includes the deferred compensation in the amount of $____________ from the Fund.

**** Includes the deferred compensation in the amount of $____________ from the Fund.



Compensation Table for AXP VP - Large Cap Equity

                                                                                              Total cash compensation from the
                                                                   Aggregate                     American Express Funds and
Board member*                                             compensation from the Fund            Preferred Master Trust Group


Philip J. Carroll, Jr.                                          $_______**                              $________

Livio D. DeSimone                                                       ***

Anne P. Jones

Stephen R. Lewis, Jr.                                                   ****

Alan K. Simpson

Alison Taunton-Rigby

   * Arne H. Carlson, Chair of the Board, is compensated by Board Services Corporation.

  ** Includes the deferred compensation in the amount of $____________ from the Fund.

 *** Includes the deferred compensation in the amount of $____________ from the Fund.

**** Includes the deferred compensation in the amount of $____________ from the Fund.



Compensation Table for AXP VP - Managed

                                                                                              Total cash compensation from the
                                                                   Aggregate                     American Express Funds and
Board member*                                             compensation from the Fund            Preferred Master Trust Group


Philip J. Carroll, Jr.                                          $_______**                              $________

Livio D. DeSimone                                                       ***

Anne P. Jones

Stephen R. Lewis, Jr.                                                   ****

Alan K. Simpson

Alison Taunton-Rigby

   * Arne H. Carlson, Chair of the Board, is compensated by Board Services Corporation.

  ** Includes the deferred compensation in the amount of $____________ from the Fund.

 *** Includes the deferred compensation in the amount of $____________ from the Fund.

**** Includes the deferred compensation in the amount of $____________ from the Fund.


--------------------------------------------------------------------------------
76   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Compensation Table for AXP VP - New Dimensions

                                                                                              Total cash compensation from the
                                                                   Aggregate                     American Express Funds and
Board member*                                             compensation from the Fund            Preferred Master Trust Group


Philip J. Carroll, Jr.                                          $_______**                              $________

Livio D. DeSimone                                                       ***

Anne P. Jones

Stephen R. Lewis, Jr.                                                   ****

Alan K. Simpson

Alison Taunton-Rigby

   * Arne H. Carlson, Chair of the Board, is compensated by Board Services Corporation.

  ** Includes the deferred compensation in the amount of $____________ from the Fund.

 *** Includes the deferred compensation in the amount of $____________ from the Fund.

**** Includes the deferred compensation in the amount of $____________ from the Fund.



Compensation Table for AXP VP - Partners Small Cap Value

                                                                                              Total cash compensation from the
                                                                   Aggregate                     American Express Funds and
Board member*                                             compensation from the Fund            Preferred Master Trust Group


Philip J. Carroll, Jr.                                          $_______**                              $________

Livio D. DeSimone                                                       ***

Anne P. Jones

Stephen R. Lewis, Jr.                                                   ****

Alan K. Simpson

Alison Taunton-Rigby

   * Arne H. Carlson, Chair of the Board, is compensated by Board Services Corporation.

  ** Includes the deferred compensation in the amount of $____________ from the Fund.

 *** Includes the deferred compensation in the amount of $____________ from the Fund.

**** Includes the deferred compensation in the amount of $____________ from the Fund.



Compensation Table for AXP VP - S&P 500 Index
                                                                                              Total cash compensation from the
                                                                   Aggregate                     American Express Funds and
Board member*                                             compensation from the Fund            Preferred Master Trust Group


Philip J. Carroll, Jr.                                          $_______**                              $________

Livio D. DeSimone                                                       ***

Anne P. Jones

Stephen R. Lewis, Jr.                                                   ****

Alan K. Simpson

Alison Taunton-Rigby

   * Arne H. Carlson, Chair of the Board, is compensated by Board Services Corporation.

  ** Includes the deferred compensation in the amount of $____________ from the Fund.

 *** Includes the deferred compensation in the amount of $____________ from the Fund.

**** Includes the deferred compensation in the amount of $____________ from the Fund.


--------------------------------------------------------------------------------
77   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Compensation Table for AXP VP - Short Duration U.S. Government
                                                                                              Total cash compensation from the
                                                                   Aggregate                     American Express Funds and
Board member*                                             compensation from the Fund            Preferred Master Trust Group


Philip J. Carroll, Jr.                                          $_______**                              $________

Livio D. DeSimone                                                       ***

Anne P. Jones

Stephen R. Lewis, Jr.                                                   ****

Alan K. Simpson

Alison Taunton-Rigby

   * Arne H. Carlson, Chair of the Board, is compensated by Board Services Corporation.

  ** Includes the deferred compensation in the amount of $____________ from the Fund.

 *** Includes the deferred compensation in the amount of $____________ from the Fund.

**** Includes the deferred compensation in the amount of $____________ from the Fund.


Compensation Table for AXP VP - Small Cap Advantage

                                                                                              Total cash compensation from the
                                                                   Aggregate                     American Express Funds and
Board member*                                             compensation from the Fund            Preferred Master Trust Group


Philip J. Carroll, Jr.                                          $_______**                              $________

Livio D. DeSimone                                                       ***

Anne P. Jones

Stephen R. Lewis, Jr.                                                   ****

Alan K. Simpson

Alison Taunton-Rigby

   * Arne H. Carlson, Chair of the Board, is compensated by Board Services Corporation.

  ** Includes the deferred compensation in the amount of $____________ from the Fund.

 *** Includes the deferred compensation in the amount of $____________ from the Fund.

**** Includes the deferred compensation in the amount of $____________ from the Fund.


Compensation Table for AXP VP - Strategy Aggressive

                                                                                              Total cash compensation from the
                                                                   Aggregate                     American Express Funds and
Board member*                                             compensation from the Fund            Preferred Master Trust Group


Philip J. Carroll, Jr.                                          $_______**                              $________

Livio D. DeSimone                                                       ***

Anne P. Jones

Stephen R. Lewis, Jr.                                                   ****

Alan K. Simpson

Alison Taunton-Rigby

   * Arne H. Carlson, Chair of the Board, is compensated by Board Services Corporation.

  ** Includes the deferred compensation in the amount of $____________ from the Fund.

 *** Includes the deferred compensation in the amount of $____________ from the Fund.

**** Includes the deferred compensation in the amount of $____________ from the Fund.


--------------------------------------------------------------------------------
78   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS


Compensation Table for AXP VP - Threadneedle International

                                                                                              Total cash compensation from the
                                                                   Aggregate                     American Express Funds and
Board member*                                             compensation from the Fund            Preferred Master Trust Group


Philip J. Carroll, Jr.                                          $_______**                              $________

Livio D. DeSimone                                                       ***

Anne P. Jones

Stephen R. Lewis, Jr.                                                   ****

Alan K. Simpson

Alison Taunton-Rigby

   * Arne H. Carlson, Chair of the Board, is compensated by Board Services Corporation.

  ** Includes the deferred compensation in the amount of $____________ from the Fund.

 *** Includes the deferred compensation in the amount of $____________ from the Fund.

**** Includes the deferred compensation in the amount of $____________ from the Fund.

As of 30 days prior to the date of this SAI, the Fund's board members and officers as a group owned less than 1% of the outstanding shares.

________________________________________________________ pay no fees or expenses to board members until the assets of the Fund reach $20 million.

Independent Registered Public Accounting Firm

The financial statements contained in the Annual Report were audited by the independent registered public accounting firm, KPMG LLP, 4200 Wells Fargo Center, 90 S. Seventh St., Minneapolis, MN 55402-3900. The independent registered public accounting firm also provides other accounting and tax-related services as requested by the Fund.



--------------------------------------------------------------------------------
79   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Appendix A

DESCRIPTION OF MONEY MARKET SECURITIES

The types of instruments that form the major part of the Fund's investments are described below.

Certificates of Deposit -- A certificate of deposit is a negotiable receipt issued by a bank or savings and loan association in exchange for the deposit of funds. The issuer agrees to pay the amount deposited, plus interest, on the date specified on the certificate.

Time Deposit -- A time deposit is a non-negotiable deposit in a bank for a fixed period of time.

Bankers' Acceptances -- A bankers' acceptance arises from a short-term credit arrangement designed to enable businesses to obtain funds to finance commercial transactions. It is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date.

Commercial  Paper  --  Commercial  paper  is  generally   defined  as  unsecured
short-term notes issued in bearer form by large well-known corporations and finance companies. Maturities on commercial paper range from one day to nine months.

Letters of Credit -- A letter of credit is a short-term note issued in bearer form with a bank letter of credit which provides that the bank pay to the bearer the amount of the note upon presentation.

U.S. Treasury Bills -- Treasury bills are issued with maturities of any period up to one year. Three-month and six-month bills are currently offered by the Treasury on 13-week and 26-week cycles respectively and are auctioned each week by the Treasury. Treasury bills are issued in book entry form and are sold only on a discount basis, i.e., the difference between the purchase price and the maturity value constitutes interest income for the investor. If they are sold before maturity, a portion of the income received may be a short-term capital gain.

U.S.  Government  Agency  Securities  --  Federal  agency  securities  are  debt
obligations  which  principally   result  from  lending  programs  of  the  U.S.
government. Housing and agriculture have traditionally been the principal beneficiaries of Federal credit programs, and agencies involved in providing credit to agriculture and housing account for the bulk of the outstanding agency securities.

Repurchase Agreements -- A repurchase agreement involves the acquisition of securities by the Fund, with the concurrent agreement by a bank (or securities dealer if permitted by law or regulation), to reacquire the securities at the Fund's cost, plus interest, within a specified time. The Fund thereby receives a fixed rate of return on this investment, one that is insulated from market and rate fluctuations during the holding period. In these transactions, the securities acquired by the Fund have a total value equal to or in excess of the value of the repurchase agreement and are held by the Fund's custodian until required.

Floating rate instruments -- These instruments pay interest at a rate tied to an external interest rate. The rate changes whenever there is a change in the external interest rate.

If AEFC becomes aware that a security owned by the Fund is downgraded below the second highest rating, AEFC will either sell the security or recommend to the Fund's board why it should not be sold.

SHORT-TERM RATINGS

Standard & Poor's Commercial Paper Ratings

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2  Capacity  for  timely   payment  on  issues  with  this   designation   is
     satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of
     changes   in   circumstances   than   obligations   carrying   the  higher
     designations.

B    Issues are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

--------------------------------------------------------------------------------
80   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

Standard & Poor's Muni Bond and Note Ratings

An S&P municipal bond or note rating reflects the liquidity factors and market-access risks unique to these instruments. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

Note rating symbols and definitions are as follows:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2  Satisfactory   capacity  to  pay  principal   and   interest,   with  some
      vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.


Municipal bond rating symbols and definitions are as follows:

Standard & Poor's rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor's rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor's rating SP-3 indicates speculative capacity to pay principal and interest.


Moody's Commercial Paper Ratings

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

   Issuers rated Prime-l (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-l repayment ability will often be evidenced by many of the following characteristics: (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

   Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

   Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

   Issuers rated Not Prime do not fall within any of the Prime rating categories.


Moody's Short-Term Muni Bonds and Notes Ratings

Short-term municipal bonds and notes are ratings that reflect the liquidity concerns and market access risks unique to notes.


Moody's MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody's MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody's MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody's MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

--------------------------------------------------------------------------------
81   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Fitch's Short-Term Ratings

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

Fitch short-term ratings are as follows:

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S: Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D: Default. Issues assigned this rating are in actual or imminent payment default.

--------------------------------------------------------------------------------
82   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Appendix B

DESCRIPTION OF RATINGS

Standard & Poor's Long-Term Debt Ratings

A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances.

The ratings are based, in varying degrees, on the following considerations:

o Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

o    Nature of and provisions of the obligation.

o Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

Investment Grade

Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

Debt rated A has a strong capacity to pay interest and repay principal, although
it  is  somewhat  more   susceptible  to  the  adverse  effects  of  changes  in
circumstances and economic conditions than debt in higher-rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Speculative Grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

--------------------------------------------------------------------------------
83   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

Debt rated CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

Debt rated C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

The rating CI is reserved for income bonds on which no interest is being paid.

Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Moody's Long-Term Debt Ratings

Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than in Aaa securities.

A -- Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa -- Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds that are rated Ba are judged to have speculative elements -- their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch's Long-Term Debt Ratings

Fitch's bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

--------------------------------------------------------------------------------
84   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

Investment Grade

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Speculative Grade

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.


DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.


SHORT-TERM RATINGS

Standard & Poor's Commercial Paper Ratings

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2  Capacity   for  timely   payment  on  issues  with  this   designation   is
     satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B    Issues are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

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85   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Standard & Poor's Muni Bond and Note Ratings

An S&P municipal bond or note rating reflects the liquidity factors and market-access risks unique to these instruments. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

Note rating symbols and definitions are as follows:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2  Satisfactory   capacity  to  pay  principal   and   interest,   with  some
      vulnerability to adverse financial and economic changes over the term of the notes.

SP-3  Speculative capacity to pay principal and interest.

Municipal bond rating symbols and definitions are as follows:

Standard & Poor's rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor's rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor's rating SP-3 indicates speculative capacity to pay principal and interest.

Moody's Short-Term Ratings

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

   Issuers rated Prime-l (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-l repayment ability will often be evidenced by many of the following characteristics: (i) leading market positions in well-established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structure with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity.

   Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

   Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

   Issuers rated Not Prime do not fall within any of the Prime rating categories.

Moody's Short-Term Muni Bonds and Notes

Short-term municipal bonds and notes are rated by Moody's. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody's MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody's MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody's MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody's MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

--------------------------------------------------------------------------------
86   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

Fitch's Short-Term Ratings

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

Fitch short-term ratings are as follows:

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S: Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D: Default. Issues assigned this rating are in actual or imminent payment default.

Appendix C

ADDITIONAL INFORMATION ABOUT THE INDEX

AXP Variable Portfolio - S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the shareholders of AXP Variable Portfolio - S&P 500 Index Fund or any member of the public regarding the advisability of investing in securities generally or in AXP Variable Portfolio - S&P 500 Index Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to AXP Variable Portfolio - S&P 500 Index Fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index, which are determined, composed and calculated by S&P without regard to AXP Variable Portfolio - S&P 500 Index Fund. S&P has no obligation to take the needs of AXP Variable Portfolio - S&P 500 Index Fund or its shareholders into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of AXP Variable Portfolio - S&P 500 Index Fund or the timing of the issuance or sale of AXP Variable Portfolio - S&P 500 Index Fund or in the determination or calculation of the equation by which AXP Variable Portfolio - S&P 500 Index Fund's shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of AXP Variable Portfolio - S&P 500 Index Fund shares.


S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN (THE S&P INDEX) AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND, ITS SHAREHOLDERS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


--------------------------------------------------------------------------------
87   --   AMERICAN EXPRESS(R) VARIABLE PORTFOLIO FUNDS

S-6466-20 X (10/04)

PART C.  OTHER INFORMATION

Item 22. Exhibits

(a)(1) Articles of Incorporation as amended Nov. 10, 1994, filed electronically as Exhibit 1 to Registrant's Post-Effective Amendment No. 34 to Registration Statement No. 2-73115, are incorporated by reference.

(a)(2) Articles of Amendment to the Articles of Incorporation, dated June 16, 1999, filed electronically as Exhibit (a)(2) to Registrant's Post-Effective Amendment No. 50 to Registration Statement No. 2-73115, are incorporated by reference.

(a)(3) Articles of Amendment to the Articles of Incorporation, dated November 15, 2002, filed electronically as Exhibit (a)(3) to Registrant's Post-Effective Amendment No. 50 to Registration Statement No. 2-73115, are incorporated by reference.

(b)      By-Laws as amended January 11, 2001, filed electronically as Exhibit
         (b) to Registrant's Post-Effective Amendment No. 50 to Registration Statement No. 2-73115, are incorporated by reference.

(c) Stock certificate for common shares, is on file at the Registrant's headquarters.

(d)(1) Investment Management Services Agreement between Registrant, on behalf of IDS Life Aggressive Growth Fund, IDS Life Capital Resource Fund and IDS Life International Equity Fund, and IDS Life Insurance Company dated March 20, 1995, filed electronically as Exhibit No. 5(a) to Registrant's Post-Effective Amendment No. 30, is incorporated by reference.

(d)(2) Amendment to Investment Management Services Agreement between Registrant, on behalf of AXP Variable Portfolio - Capital Resources Fund, AXP Variable Portfolio - International Fund and AXP Variable Portfolio - Strategy Aggressive Fund, and American Express Financial Corporation dated June 3, 2002, filed electronically as Exhibit (d)(2) to Registrant's Post-Effective Amendment No. 47, filed on or about Aug. 29, 2002, is incorporated by reference.

(d)(3) Investment Management Services Agreement between Registrant, on behalf of IDS Life Growth Dimensions Fund and IDS Life Insurance Company dated April 11, 1996, filed electronically as Exhibit 5(b) to Registrant's Post-Effective Amendment No. 33, is incorporated by reference.

(d)(4) Amendment to Investment Management Services Agreement between Registrant, on behalf of AXP Variable Portfolio - New Dimensions Fund and American Express Financial Corporation dated June 3, 2002, filed electronically as Exhibit (d)(4) to Registrant's Post-Effective Amendment No. 47, filed on or about Aug. 29, 2002, is incorporated by reference.

(d)(5) Investment Management Services Agreement dated Sept. 13, 1999, between Registrant, on behalf of AXP Variable Portfolio - Blue Chip Advantage Fund, AXP Variable Portfolio - Growth Fund and AXP Variable Portfolio - Small Cap Advantage Fund and IDS Life Insurance Company, filed electronically as Exhibit (d)(3) to Registrant's Post-Effective Amendment No. 40 filed on or about Oct. 29, 1999, is incorporated by reference.

(d)(6) Amendment to Investment Management Services Agreement between Registrant, on behalf of AXP Variable Portfolio - Blue Chip Advantage Fund, AXP Variable Portfolio - Growth Fund and AXP Variable
         Portfolio - Small Cap Advantage Fund, and American Express Financial Corporation dated June 3, 2002, filed electronically as Exhibit (d)(6) to Registrant's Post-Effective Amendment No. 47, filed on or about
         Aug. 29, 2002, is incorporated by reference.

(d)(7) Investment Management Services Agreement dated May 1, 2000, between Registrant, on behalf of AXP Variable Portfolio - Emerging Markets Fund and AXP Variable Portfolio - S&P 500 Index Fund, and IDS Life Insurance Company, filed electronically as Exhibit (d)(4) to Registrant's Post-Effective Amendment No. 43, filed on or about Oct. 26, 2000, is incorporated by reference.

(d)(8) Amendment to Investment Management Services Agreement between Registrant, on behalf of AXP Variable Portfolio - Emerging Markets Fund, and AXP Variable Portfolio - S&P 500 Index Fund, and American Express Financial Corporation dated June 3, 2002, filed electronically as Exhibit (d)(8) to Registrant's Post-Effective Amendment No. 47, filed on or about Aug. 29, 2002, is incorporated by reference.

(d)(9) Investment Management Services Agreement dated April 11, 2001, between Registrant, on behalf of AXP Variable Portfolio - Equity Select Fund, and IDS Life Insurance Company, filed electronically as Exhibit (d)(5) to Registrant's Post-Effective Amendment No. 45 filed on or about
         May 16, 2001, is incorporated by reference.

(d)(10) Amendment to Investment Management Services Agreement between Registrant, on behalf of AXP Variable Portfolio - Equity Select Fund, and American Express Financial Corporation dated June 3, 2002, filed electronically as Exhibit (d)(10) to Registrant's Post-Effective Amendment No. 47, filed on or about Aug. 29, 2002, is incorporated by reference.

(d)(11) Investment Management Services Agreement dated May 9, 2001, between Registrant on behalf of AXP Variable Portfolio - Stock Fund, and IDS Life Insurance Company filed electronically as Exhibit (d)(6) to Registrant's Post-Effective Amendment No. 47 to Registration Statement No. 2-73115 is incorporated by reference.

(d)(12) Amendment to Investment Management Services Agreement between Registrant, on behalf of AXP Variable Portfolio - Stock Fund, and American Express Financial Corporation dated June 3, 2002, filed electronically as Exhibit (d)(12) to Registrant's Post-Effective Amendment No. 47, filed on or about Aug. 29, 2002, is incorporated by reference.

(d)(13) Investment Management Services Agreement between Registrant on behalf of its underlying series AXP Variable Portfolio - Blue Chip Advantage Fund, AXP Variable Portfolio - Capital Resource Fund, AXP Variable Portfolio - Emerging Markets Fund, AXP Variable Portfolio - Equity Select Fund, AXP Variable Portfolio - Growth Fund, AXP Variable Portfolio - International Fund, AXP Variable Portfolio - New Dimensions Fund, AXP Variable Portfolio - S&P 500 Index Fund, AXP Variable Portfolio - Small Cap Advantage Fund, AXP Variable Portfolio - Stock Fund and AXP Variable Portfolio - Strategy Aggressive Fund, and American Express Financial Corporation dated December 1, 2002 is filed electronically herewith.

(d)(14) Investment Management Services Agreement between Registrant on behalf of its underlying series AXP Variable Portfolio - Large Cap Value Fund and American Express Financial Corporation dated September 10, 2003 filed electronically as Exhibit (d)(14) to Registrant's Post-Effective Amendment No. 50 to Registration Statement No. 2-73115, is incorporated by reference.

(d)(15)  Termination   Agreement   between   American   Express   Financial
         Corporation and American Express Asset Management Group Inc. on behalf of AXP Variable Portfolio-Strategy Aggressive Fund effective June 30, 2000, filed electronically as Exhibit (d)(11) to Registrant's Post-Effective Amendment No. 46 to Registration Statement No. 2-73115 is incorporated by reference.

(d)(16) Subadvisory Agreement between American Express Financial Corporation and Kenwood Capital Management LLC on behalf of AXP Variable Portfolio
         - Small Cap Advantage Fund dated Sept. 13, 1999, filed electronically as Exhibit (d)(9) to Registrant's Post-Effective Amendment No. 40 filed on or about Oct. 29, 1999, is incorporated by reference.

(d)(17) Administrative Services Agreement, dated March 20, 1995, between IDS Life Investment Series, Inc., on behalf of IDS Life Aggressive Growth Fund, IDS Life Capital Resource Fund and IDS Life International Equity Fund, and American Express Financial Corporation, filed electronically as Exhibit No. 5(d) to Registrant's Post-Effective Amendment No. 30, is incorporated by reference.

(d)(18) Amendment to Administrative Services Agreement between Registrant on behalf of AXP Variable Portfolio - Capital Resource Fund, AXP Variable Portfolio - Strategy Aggressive Fund and AXP Variable
         Portfolio  -  International   Fund,  and  American  Express  Financial
         Corporation,  dated  June 3,  2002,  filed  electronically  as Exhibit
         (d)(23) to Registrant's Post-Effective Amendment No. 47, filed on or about Aug. 29, 2002, is incorporated by reference.

(d)(19) Administrative Services Agreement, dated April 11, 1996, between IDS Life Investment Series, Inc. on behalf of IDS Life Growth Dimensions Fund and American Express Financial Corporation, filed electronically as Exhibit 5(f) to Registrant's Post-Effective Amendment No. 34, is incorporated by reference.

(d)(20) Amendment to Administrative Services Agreement between Registrant on behalf of AXP Variable Portfolio - New Dimensions Fund, and American Express Financial Corporation, dated June 3, 2002, filed electronically as Exhibit (d)(25) to Registrant's Post-Effective Amendment No. 47, filed on or about Aug. 29, 2002, is incorporated by reference.

(d)(21) Administrative Services Agreement dated Sept. 13, 1999, between AXP Variable Portfolio Investment Series, Inc. on behalf of AXP Variable Portfolio - Blue Chip Advantage Fund, AXP Variable Portfolio - Growth Fund and AXP Variable Portfolio - Small Cap Advantage Fund and American Express Financial Corporation filed electronically as Exhibit (d)(12) to Registrant's Post-Effective Amendment No. 40 filed on or about May 28, 1999, is incorporated by reference.

(d)(22) Amendment to Administrative Services Agreement between Registrant on behalf of AXP Variable Portfolio - Blue Chip Advantage Fund, AXP Variable Portfolio - Growth Fund, and AXP Variable Portfolio - Small Cap Advantage Fund, and American Express Financial Corporation dated June 3, 2002, filed electronically as Exhibit (d)(27) to Registrant's Post-Effective Amendment No. 47, filed on or about Aug. 29, 2002, is incorporated by reference.

(d)(23) Administrative Services Agreement dated May 1, 2000, between Registrant, on behalf of AXP Variable Portfolio - Emerging Markets Fund and AXP Variable Portfolio - S&P 500 Index Fund, and American Express Financial Corporation, filed electronically as Exhibit (d)(14) to Registrant's Post - Effective Amendment No. 43 filed on or about Oct. 26, 2000, is incorporated by reference.

(d)(24) Amendment to Administrative Services Agreement between Registrant on behalf of AXP Variable Portfolio - Emerging Markets Fund and AXP Variable Portfolio - S&P 500 Index Fund, and American Express Financial Corporation, dated June 3, 2002, filed electronically as Exhibit (d)(29) to Registrant's Post-Effective Amendment No. 47, filed on or about Aug. 29, 2002, is incorporated by reference.

(d)(25) Administrative Service Agreement dated April 11, 2001, between Registrant, on behalf of AXP Variable Portfolio - Equity Select Fund, and American Express Financial Corporation, filed electronically as Exhibit (d)(19) to Registrant's Post-Effective Amendment No. 45 filed on or about May 16, 2001, is incorporated by reference.

(d)(26) Amendment to Administrative Services Agreement between Registrant on behalf of AXP Variable Portfolio - Equity Select Fund, and American Express Financial Corporation, dated June 3, 2002, filed electronically as Exhibit (d)(31) to Registrant's Post-Effective Amendment No. 47, filed on or about Aug. 29, 2002, is incorporated by reference.

(d)(27) Administrative Service Agreement dated May 9, 2001, between Registrant, on behalf of AXP Variable Portfolio - Stock Fund, and American Express Financial Corporation, filed electronically as Exhibit (d)(18) to Registrant's Post-Effective Amendment No. 46 to Registration Statement No. 2-73115 is incorporated by reference.

(d)(28) Amendment to Administrative Services Agreement between Registrant on behalf of AXP Variable Portfolio - Stock Fund, and American Express Financial Corporation, dated June 3, 2002, filed electronically as Exhibit (d)(33) to Registrant's Post-Effective Amendment No. 47, filed on or about Aug. 29, 2002, is incorporated by reference.

(d)(29) Administrative Service Agreement between Registrant on behalf of AXP Variable Portfolio - Large Cap Value Fund and American Express Financial Corporation, dated September 10, 2003 filed electronically as Exhibit (d)(36) to Registrant's Post-Effective Amendment No. 50 to Registration Statement No. 2-73115, is incorporated by reference.

(e)      Underwriting contracts: Not Applicable.

(f) All employees are eligible to participate in a profit sharing plan. Entry into the plan is Jan. 1 or July 1. The Registrant contributes each year an amount up to 15 percent of their annual salaries, the maximum deductible amount permitted under Section 404(a) of the Internal Revenue Code.

(g)(1) Custodian Agreement dated March 20, 1995, between IDS Life Investment Series, Inc., on behalf of IDS Life Aggressive Growth Fund, IDS Life
         Capital Resource Fund and IDS Life International Equity Fund, and American Express Trust Company, filed electronically as Exhibit No. 8(a) to Registrant's Post-Effective Amendment No. 30, is incorporated by reference.

(g)(2) Custodian Agreement dated April 11, 1996, between IDS Life Investment Series, Inc. on behalf of IDS Life Growth Dimensions Fund and American Express Trust Company, filed electronically as Exhibit 8(b) to Registrant's Post-Effective Amendment No. 34, is incorporated by reference.

(g)(3) Custodian Agreement dated Sept. 13, 1999, between AXP Variable Portfolio - Investment Series, Inc. on behalf of AXP Variable Portfolio
         - Blue Chip Advantage Fund, AXP Variable Portfolio - Growth Fund and AXP Variable Portfolio - Small Cap Advantage Fund and American Express Trust Company filed electronically as Exhibit (g)(3) to Registrant's Post-Effective Amendment No. 40 filed on or about Oct. 29, 1999, is incorporated by reference.

(g)(4) Custodian Agreement dated May 1, 2000, between Registrant, on behalf of AXP Variable Portfolio - Emerging Markets Fund and AXP Variable Portfolio - S&P 500 Index Fund, and American Express Trust Company, filed electronically as Exhibit (g)(4) to Registrant's Post-Effective Amendment No. 43, filed on or about Oct. 26, 2000, is incorporated by reference.

(g)(5) Custodian Agreement dated April 11, 2001, between Registrant, on behalf of AXP Variable Portfolio - Equity Select Fund, and American Express Trust Company, filed electronically as Exhibit (g)(5) to Registrant's Post-Effective Amendment No. 45, filed on or about May 16, 2001, is incorporated by reference.

(g)(6) Custodian Agreement dated May 9, 2001, between Registrant, on behalf of AXP Variable Portfolio - Stock Fund, and American Express Trust Company, filed electronically as Exhibit (g)(6) to Registrant's Post-Effective Amendment No. 46 to Registration Statement No. 2-73115, is incorporated by reference.

(g)(7) Custodian Agreement dated May 13, 1999 between American Express Trust Company and The Bank of New York filed electronically as Exhibit (g)(3) to IDS Precious Metal Fund, Inc. Post-Effective Amendment No. 33 to Registration Statement No. 2-93745 filed on or about May 24, 1999, is incorporated by reference.

(g)(8)   Custodian  Agreement First Amendment  between American Express
         Trust Company and The Bank of New York, dated December 1, 2000, filed electronically as Exhibit (g)(4) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002 is incorporated by reference.

(g)(9)   Custodian  Agreement Second Amendment  between American Express
         Trust Company and The Bank of New York, dated June 7, 2001, filed electronically as Exhibit (g)(5) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002 is incorporated by reference.

(g)(10) Custodian Agreement Amendment between American Express Trust Company and The Bank of New York, dated January 31, 2002, filed electronically as Exhibit (g)(6) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002 is incorporated by reference.

(g)(11) Custodian Agreement Amendment between American Express Trust Company and The Bank of New York, dated April 29, 2003, filed electronically as Exhibit (g)(8) to AXP Partners Series, Inc.
         Post-Effective Amendment No. 7 to Registration Statement No. 333-57852, filed on or about May 22, 2003 is incorporated by reference.

(g)(12) Custodian Agreement between Registrant, on behalf of AXP Variable Portfolio - Large Cap Value Fund, and American Express Trust Company, dated September 10, 2003 filed electronically as Exhibit (g)(12) to Registrant's Post-Effective Amendment No. 50 to Registration Statement No. 2-73115, is incorporated by reference.

(h)(1) Plan and Agreement of Merger between IDS Life Capital Resource Minnesota, Inc. and IDS Life Capital Resource Fund, Inc. dated April 10, 1986, filed electronically as Exhibit No. 9(a) to Registrant's Post-Effective Amendment No. 25 to Registration Statement No. 2-73115, is incorporated by reference.

(h)(2) License Agreement dated June 17, 1999 between the American Express Funds and American Express Company, filed electronically on or about Sept. 23, 1999 as Exhibit (h)(4) to AXP Stock Fund, Inc. Post-Effective Amendment No. 98 to Registration Statement No. 2-11358, is incorporated by reference.

(h)(3) Addendum to Schedule A and Schedule B of the License Agreement dated June 23, 2004, between the American Express Company and American Express Funds, filed electronically as Exhibit (h)(2) to AXP Variable Portfolio - Select Series, Inc. Post-Effective Amendment No. 1 to Registration Statement No. 333-113780 is incorporated by reference.

(i) Opinion and consent of counsel as to the legality of the securities being registered, will be filed by amendment.

(j) Consent of Independent Registered Public Accounting Firm, will be filed by amendment.

(k)      Omitted Financial Statements: Not Applicable.

(l) Investment Letter of IDS Life Insurance Company dated Oct. 13, 1981, filed electronically as Exhibit 13 to Registrant's Post-Effective Amendment No. 25, is incorporated by reference.

(m)(1) Plan and Agreement of Distribution dated Sept. 13, 1999, between Registrant on behalf of AXP Variable Portfolio - Blue Chip Advantage Fund, AXP Variable Portfolio - Growth Fund and AXP Variable Portfolio - Small Cap Advantage Fund and IDS Life Insurance Company, filed electronically as Exhibit (m) to Registrant's Post-Effective Amendment No. 40 filed on or about Oct. 29, 1999, is incorporated by reference

(m)(2) Plan and Agreement of Distribution dated Sept. 20, 1999, between Registrant (on behalf of AXP(SM) Variable Portfolio - Capital Resource Fund, AXP(SM) Variable Portfolio - International Fund, AXP(SM) Variable Portfolio - New Dimensions Fund and AXP(SM) Variable Portfolio - Strategy Aggressive Fund) and IDS Life Insurance Company, filed electronically as Exhibit (m)(2) to Registrant's Post-Effective Amendment No. 43, filed on or about Oct. 26, 2000, is incorporated by reference.

(m)(3) Plan and Agreement of Distribution dated May 1, 2000, between Registrant, on behalf of AXP Variable Portfolio - Emerging Markets Fund and AXP Variable Portfolio - S&P 500 Index Fund, and IDS Life Insurance Company, filed electronically as Exhibit (m)(3) to Registrant's Post-Effective Amendment No. 43, filed on or about Oct. 26, 2000, is incorporated by reference.

(m)(4) Plan and Agreement of Distribution dated April 11, 2001, between Registrant, on behalf of AXP Variable Portfolio - Equity Select Fund, and IDS Life Insurance Company, filed electronically as Exhibit (m)(4) to Registrant's Post-Effective Amendment No. 45, filed on or about
         May 16, 2001, is incorporated by reference.

(m)(5) Plan and Agreement of Distribution dated May 9, 2001, between Registrant, on behalf of AXP Variable Portfolio - Stock Fund, and IDS Life Insurance Company, filed electronically as Exhibit (m)(5) to Registrant's Post-Effective Amendment No. 46 to Registration Statement No. 2-73115, is incorporated by reference.

(m)(6) Plan and Agreement of Distribution dated September 10, 2003, between Registrant, on behalf of AXP Variable Portfolio - Large Cap Value Fund, and IDS Life Insurance Company filed electronically as Exhibit (m)(6) to Registrant's Post-Effective Amendment No. 50 to Registration Statement No. 2-73115, is incorporated by reference.

(n)      Rule 18f-3 Plan: Not Applicable.

(o)      Reserved

(p)(1) Code of Ethics adopted under Rule 17j-1 for Registrant filed electronically on or about March 30, 2000 as Exhibit (p)(1) to AXP Market Advantage Series, Inc.'s Post-Effective Amendment No. 24 to Registration Statement No. 33-30770, is incorporated by reference.

(p)(2) Code of Ethics adopted under Rule 17j-1 for Registrant's investment advisor and principal underwriter, dated January 2, 2004, filed electronically on or about January 12, 2004 as Exhibit (p)(2) to AXP Discovery Series, Inc.'s Post-Effective Amendment No. 47 to Registration Statement No. 2-72174, is incorporated by reference.

(q)(1) Directors' Power of Attorney to sign Amendments to this Registration Statement dated July 7, 2004 is filed electronically herewith.

(q)(2) Officers' Power of Attorney to sign Amendments to this Registration Statement, dated Jan. 9, 2002 filed electronically as Exhibit (q)(2) to Registrant's Post-Effective Amendment No. 47, filed on or about Aug. 29, 2002, is incorporated by reference.

(q)(3) Officers' Power of Attorney to sign Amendments to this Registration Statement, dated September 17, 2002, filed electronically as Exhibit
         (q)(3) to Registrant's Post-Effective Amendment No. 48 is incorporated by reference.

Item 23.  Persons Controlled by or under Common Control with Registrant

          IDS Life and its subsidiaries are the record holders of all outstanding shares of the Registrant. All of such shares were purchased and are held by IDS Life and its subsidiaries pursuant to instructions from owners of variable annuity and variable life insurance contracts issued by IDS Life and its subsidiaries. Accordingly, IDS Life disclaims beneficial owndership of all shares of the fund.

Item 24. Indemnification

The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.


Item 25.          Business and Other Connections of Investment Adviser (American Express Financial Corporation)

Directors and officers of American Express Financial Corporation who are directors and/or officers of one or more other companies:

Name and Title                      Other company(s)                  Address*                Title within other
                                                                                                   company(s)
-------------------------       -----------------------      -------------------------    -----------------------
Gumer C. Alvero                 American Centurion Life      20 Madison Ave. Extension    Director and Vice President - Annuities
Vice President - General        Assurance Company            P.O. Box 5555
Manager Annuities                                            Albany, NY  12205-0555

                                American Enterprise Life                                  Director and Executive
                                Insurance Company                                         Vice President - Annuities

                                American Express Financial                                Vice President - General Manager
                                Advisors Inc.                                             Annuities

                                American Express Insurance                                Director and Vice President
                                Agency of Alabama Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Arizona Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Maryland Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Massachusetts Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of New Mexico Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Wyoming Inc.

                                American Partners Life       1751 AXP Financial Center    Director and President
                                Insurance Company            Minneapolis MN  55474

                                IDS Life Insurance Company                                Director and Executive Vice President -
                                                                                          Annuities

                                IDS Life Insurance Company   P.O. Box 5144                Director and Vice President - Annuities
                                of New York                  Albany, NY  12205

                                IDS Life Series Fund, Inc.                                Director and Chairman of the Board

                                IDS Life Variable Annuity                                 Manager and Chairman of the Board
                                Funds A & B

Ward D. Armstrong               American Express Financial                                Senior Vice President -
Senior Vice President -         Advisors Inc.                                             Retirement Services and Asset
Retirement Services                                                                       Management Group
and Asset Management Group
                                American Express Asset                                    Director and President
                                Management Group Inc.

                                American Express Trust                                    Director and Chairman of
                                Company                                                   the Board

                                Kenwood Capital Management LLC                            Manager

                                Northwinds Marketing                                      Manager
                                Group LLC

John M. Baker                   American Express Financial                                Vice President - Chief Client
Vice President - Plan Sponsor   Advisors Inc.                                             Service Officer
Services
                                American Express Asset                                    Vice President
                                Management Group Inc.

                                American Express Trust                                    Director and Senior Vice President
                                Company

Dudley Barksdale                American Express Financial                                Vice President - Service
Vice President - Service        Advisors Inc.                                             Development
Development

Timothy V. Bechtold             American Centurion Life      20 Madison Ave. Extension    Director, President and Chief
Vice President -                Assurance Company            P.O. Box 5555                Executive Officer
Insurance Products                                           Albany, NY  12205-0555
                                American Enterprise Life                                  Director
                                Insurance Company

                                American Express Financial                                Vice President - Insurance
                                Advisors Inc.                                             Products

                                American Express Insurance                                Director, President and Chief
                                Agency of Alabama Inc.                                    Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Arizona Inc.                                    Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Idaho Inc.                                      Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Maryland Inc.                                   Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Massachusetts Inc.                              Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Nevada Inc.                                     Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of New Mexico Inc.                                 Executive Officer

                                American Express Insurance                                Director and President and Chief
                                Agency of Oklahoma Inc.                                   Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Wyoming Inc.                                    Executive Officer

                                American Partners Life                                    Director and Vice President-Insurance
                                Insurance Company                                         Products

                                IDS Life Insurance Company                                Director and President

                                IDS Life Insurance Company   P.O. Box 5144                Director, President and Chief
                                of New York                  Albany, NY 12205             Executive Officer

                                IDS Life Series Fund, Inc.                                Director, President and Chief
                                                                                          Executive Officer

                                IDS Life Variable Annuity                                 Manager, President and Chief
                                Funds A & B                                               Executive Officer

                                IDS REO 1, LLC                                            President

                                IDS REO 2, LLC                                            President

Arthur H. Berman                American Enterprise Life                                  Director, Vice President - Finance
Senior Vice President and       Insurance Company
Chief Financial Officer
                                American Express                                          Senior Vice President and
                                Financial Advisors Inc.                                   Chief Financial Officer

                                American Express                                          Director
                                Trust Company

                                American Partners Life                                    Director, Vice President - Finance
                                Insurance Company

                                IDS Life Insurance                                        Director, Executive Vice
                                Company                                                   President - Finance

Walter S. Berman                Advisory Capital Partners LLC                             Treasurer
Director, Senior Vice President
and Treasurer                   Advisory Capital Strategies                               Treasurer
                                Group Inc.

                                Advisory Convertible Arbitrage LLC                        Treasurer

                                Advisory Quantitative                                     Treasurer
                                Equity (General Partner) LLC

                                Advisory Select LLC                                       Treasurer

                                American Centurion Life                                   Vice President and Treasurer
                                Assurance Company

                                American Enterprise Life                                  Vice President and Treasurer
                                Insurance Company

                                American Enterprise REO 1, LLC                            Treasurer

                                American Express Asset Management                         Treasurer
                                Group, Inc.

                                American Express Asset Management                         Treasurer
                                International, Inc.

                                American Express                                          Director and Treasurer
                                Certificate Company

                                American Express Client                                   Treasurer
                                Service Corporation

                                American Express Corporation                              Treasurer

                                American Express Financial                                Director, Senior Vice President
                                Advisors Inc.

                                American Express Financial                                Vice President and Treasurer
                                Advisors Japan Inc.

                                American Express Insurance                                Treasurer
                                Agency of Alabama Inc.

                                American Express Insurance                                Treasurer
                                Agency of Arizona Inc.

                                American Express Insurance                                Treasurer
                                Agency of Idaho Inc.

                                American Express Insurance                                Treasurer
                                Agency of Maryland Inc.

                                American Express Insurance                                Treasurer
                                Agency of Massachusetts Inc.

                                American Express Insurance                                Treasurer
                                Agency of Nevada Inc.

                                American Express Insurance                                Treasurer
                                Agency of New Mexico Inc.

                                American Express Insurance                                Treasurer
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Treasurer
                                Agency of Wyoming Inc.

                                American Express Property                                 Treasurer
                                Casualty Insurance Agency

                                American Express Property                                 Treasurer
                                Casualty Insurance Agency
                                of Kentucky, Inc.

                                American Express Property                                 Treasurer
                                Casualty Insurance Agency
                                of Maryland, Inc.

                                American Express Property                                 Treasurer
                                Casualty Insurance Agency
                                of Pennsylvania, Inc.

                                American Partners Life                                    Vice President and Treasurer
                                Insurance Company

                                AMEX Assurance Company                                    Treasurer

                                Boston Equity General                                     Treasurer
                                Partner LLC

                                IDS Cable Corporation                                     Treasurer

                                IDS Cable II Corporation                                  Treasurer

                                IDS Capital Holdings Inc.                                 Treasurer

                                IDS Life Insurance Company                                Vice President and Treasurer

                                IDS Life Insurance Company                                Vice President and Treasurer
                                of New York

                                IDS Management Corporation                                Treasurer

                                IDS Partnership Services                                  Treasurer
                                Corporation

                                IDS Property Casualty                                     Treasurer
                                Insurance Company

                                IDS Realty Corporation                                    Treasurer

                                IDS REO 1, LLC                                            Treasurer

                                IDS REO 2, LLC                                            Treasurer

                                Investors Syndicate                                       Vice President and Treasurer
                                Development Corp.

                                Kenwood Capital                                           Treasurer
                                Management LLC

                                Threadneedle Asset Management                             Director
                                Holdings LTD

Robert C. Bloomer               American Express                                          Vice President - Technologies III
Vice President -                Financial Advisors Inc.
Technologies III
                                American Express Financial                                Vice President - Technologies III
                                Corporation

Leslie H. Bodell                American Express                                          Vice President - Technologies I
Vice President -                Financial Advisors Inc.
Technologies I

Kenneth I. Chenault
Director

Kenneth J. Ciak                 AMEX Assurance Company                                    Director, President and Chief
Vice President and General                                                                Executive Officer
Manager - IDS Property
Casualty                        American Express Financial                                Vice President and General
                                Advisors Inc.                                             Manager - IDS Property
                                                                                          Casualty

                                American Express Property                                 Director, President and Chief
                                Casualty Insurance Agency                                 Executive Officer
                                of Kentucky Inc.

                                American Express Property                                 Director, President and Chief
                                Casualty Insurance Agency                                 Executive Officer
                                of Maryland Inc.

                                American Express Property                                 Director, President and Chief
                                Casualty Insurance Agency                                 Executive Officer
                                of Pennsylvania Inc.

                                IDS Property Casualty        1 WEG Blvd.                  Director, President and Chief
                                Insurance Company            DePere, WI 54115             Executive Officer

Paul A. Connolly                American Express Financial                                Vice President - RL HR/US Retail
Vice President - Retail         Advisors Inc.
Distribution Services

James M. Cracchiolo             American Express Financial                                Director, Chairman of the Board,
Director, Chairman of           Advisors Inc.                                             President and Chief Executive Officer
the Board, President and
Chief Executive Officer         Threadneedle Asset                                        Chairman of the Board
                                Management Holdings LTD

Colleen Curran                  American Express Financial                                Vice President and
Vice President and Assistant    Advisors Inc.                                             Assistant General Counsel
General Counsel

Luz Maria Davis                 American Express Financial                                Vice President - Employee
Vice President - Employee       Advisors Inc.                                             Communications
Communications

Paul Jame Dolan                 American Express Financial                                Vice President - CAO Product Sales
Vice President -                Advisors Inc.
CAO Product Sales

William V. Elliott              American Express Financial                                Vice President - Financial
Vice President - Financial      Advisors Inc.                                             Planning and Advice
Planning and Advice

Benjamin R. Field               American Express                                          Vice President - Finance Education &
Vice President - Finance        Financial Advisors Inc.                                   Planning Services
Education & Planning
Services

Gordon M. Fines                 American Express Asset                                    Senior Vice President -
Vice President - Senior         Management Group Inc.                                     Growth Spectrum
Portfolio Manager I
                                American Express Financial                                Vice President - Senior
                                Advisors Inc.                                             Portfolio Manager I

Giunero Floro                   American Express                                          Vice President - Creative Services
Vice President - Creative       Financial Advisors Inc.
Services

Terrence J. Flynn               American Express                                          Vice President - Brokerage Clearing
Vice President - Brokerage      Financial Advisors Inc.                                   Operations
Clearing Operations
                                American Enterprise                                       Senior Vice President
                                Investment Services Inc.

                                American Express Client                                   Director and Senior Vice President -
                                Service Corporation                                       Clearing Operations

Jeffery P. Fox                  American Express                                          Vice President - Investment Accounting
Vice President -                Financial Advisors Inc.
Investment Accounting
                                IDS Life Series, Inc.                                     Chief Financial Officer

                                IDS Life Variable Annuity                                 Chief Financial Officer
                                Funds A & B

Barbara H. Fraser               American Express Financial                                Executive Vice President - AEFA Products
Executive Vice                  Advisors Inc.                                             and Corporate Marketing
President - Chief
Marketing Officer

Peter A. Gallus                 Advisory Capital Strategies                               Director
Vice President - Investment     Group Inc.
Administration
                                American Express Financial                                Vice President - CAO - AEFA
                                Advisors Inc.                                             Investment Management

                                American Express Asset                                    Assistant Treasurer
                                Management Group, Inc.

                                American Express Asset                                    Assistant Treasurer
                                Management International, Inc.

                                Kenwood Capital Management LLC                            Manager

                                IDS Capital Holdings Inc.                                 Vice President and Controller

Steve Guida                     American Enterprise                                       Vice President
Vice President - New            Investment Services Inc.
Business and Service
                                American Express Client                                   Director
                                Service Corporation

                                American Express Financial                                Vice President - New
                                Advisors Inc.                                             Business and Service

Teresa A. Hanratty              American Express Financial                                Senior Vice
Senior Vice President -         Advisors Inc.                                             President - Field Management
Field Management

Lorraine R. Hart                AMEX Assurance Company                                    Vice President -
Vice President - Fixed Income                                                             Investments
Investment Administration
Officer                         American Centurion Life      20 Madison Ave. Extension    Vice President -  Investments
                                Assurance Company            P.O. Box 5555
                                                             Albany, NY  12205-0555

                                American Enterprise Life     829 AXP Financial Center     Vice President -  Investments
                                Insurance Company            Minneapolis, MN  55474

                                American Enterprise          829 AXP Financial Center     Vice President
                                REO 1, LLC                   Minneapolis, MN  55474

                                American Express                                          Vice President -  Investments
                                Certificate Company

                                American Express                                          Director, President and Chief
                                Corporation                                               Executive Officer

                                American Express International                            Vice President - Investments
                                Deposit Company

                                American Express Financial                                Vice President - Fixed Income
                                Advisors Inc.                                             Investment  Administration Officer

                                American Partners Life       1751 AXP Financial Center    Vice President - Investments
                                Insurance Company            Minneapolis, MN  55474

                                IDS Life Insurance Company                                Vice President - Investments

                                IDS Life Insurance Company   P.O. Box 5144                Vice President - Investments
                                of New York                  Albany, NY 12205

                                IDS Life Series Fund, Inc.                                Vice President - Investments

                                IDS Life Variable Annuity                                 Vice President - Investments
                                Funds A and B

                                IDS Property Casualty        1 WEG Blvd.                  Vice President - Investments
                                Insurance Company            DePere, WI 54115

                                IDS REO 1, LLC                                            Vice President

                                IDS REO 2, LLC                                            Vice President

                                Investors Syndicate                                       Director and Vice
                                Development Corp.                                         President - Investments

Janis K. Heaney                 American Express Financial                                Vice President - Incentive
Vice President - Incentive      Advisors Inc.                                             Management
Management

Brian M. Heath                  American Express Financial                                Senior Vice President -  U.S.
Senior Vice President -         Advisors Inc.                                             Advisor Group
U.S. Advisor Group

Henry Heitman
Vice President - Brokerage
Product Development

Carol A. Holton                 American Centurion Life      20 Madison Ave. Extension    Director, Vice President - Third
Vice President - Third Party    Assurance Company            Albany, NY 12205-0555        Party Distribution
Distribution
                                American Enterprise Life     829 AXP Financial Center     Director and President
                                Insurance Company            Minneapolis, MN  55474

                                American Enterprise          829 AXP Financial Center     President
                                REO 1, LLC                   Minneapolis, MN  55474

                                American Express Financial                                Vice President - Third
                                Advisors Inc.                                             Party Distribution

                                IDS Life Insurance Company   20 Madison Ave. Extension    Director and Vice President -
                                of New York                  P.O. Box 5555                Third Party Distribution
                                                             Albany, NY  12205-0555

Debra A. Hutchinson             American Express Financial                                Vice President - Technologies I
Vice President -                Advisors Inc.
Technologies I

James M. Jensen                 American Express Financial                                Vice President - Compensation
Vice President - Advice and     Advisors Inc.                                             and Licensing Services
Retail Distribution Group,
Product, Compensation and       American Express Insurance                                Director, Vice President
Field Administration            Agency of Alabama Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Arizona Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Maryland Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Massachusetts Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of New Mexico Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Director, Vice President
                                Agency of Wyoming Inc.

Nancy E. Jones                  American Express Financial                                Vice President - Advisor
Vice President - Advisor        Advisors Inc.                                             Marketing
Marketing

William A. Jones                American Express                                          Vice President - Technologies III
Vice President -                Financial Advisors Inc.
Technologies III

John C. Junek                   American Express Financial                                Senior Vice President and
Senior Vice President           Advisors Inc.                                             General Counsel
and General Counsel

Ora J. Kaine                    American Express Financial                                Vice President - Retail
Vice President - Retail         Advisors Inc.                                             Distribution Services
Distribution Services

Michelle M. Keeley              AMEX Assurance Company                                    Vice President-Investments
Senior Vice President -
Fixed Income                    American Centurion Life                                   Vice President-Investments
                                Assurance Company

                                American Enterprise Life                                  Vice President-Investments
                                Insurance Company

                                American Express                                          Director and Senior Vice President -
                                Asset Management                                          Fixed Income
                                Group, Inc.

                                American Express                                          Vice President-Investments
                                Certificate Company

                                American Express Financial                                Senior Vice President-Fixed Income
                                Advisors Inc.

                                American Partners Life                                    Vice President-Investments
                                Insurance Company

                                IDS Life Insurance Company                                Vice President-Investments

                                IDS Life Insurance Company                                Vice President-Investments
                                of New York

                                IDS Life Series Fund Inc.                                 Vice President-Investments

                                IDS Life Variable Annuity                                 Vice President-Investments
                                Funds A and B

Claire Kolmodin                 American Express Financial                                Vice President - Strategic
Vice President - Strategic      Advisors Inc.                                             Initiatives
Initiatives

Christopher J. Kopka            Advisory Capital Partners LLC                             Money Laundering
Money Laundering                                                                          Prevention Officer
Prevention Officer
                                Advisory Capital Strategies                               Money Laundering
                                Group Inc.                                                Prevention Officer

                                Advisory Convertible Arbitrage LLC                        Money Laundering
                                                                                          Prevention Officer

                                Advisory Quantitative                                     Money Laundering
                                Equity (General Partner) LLC                              Prevention Officer

                                Advisory Select LLC                                       Money Laundering
                                                                                          Prevention Officer

                                American Enterprise                                       Money Laundering
                                Investment Services, Inc.                                 Prevention Officer

                                American Enterprise Life                                  Money Laundering
                                Insurance Company                                         Prevention Officer

                                American Express Asset Management                         Money Laundering
                                Group, Inc.                                               Prevention Officer

                                American Express Asset Management                         Money Laundering
                                International, Inc.                                       Prevention Officer

                                American Express                                          Money Laundering
                                Certificate Company                                       Prevention Officer

                                American Express Client                                   Money Laundering
                                Service Corporation                                       Prevention Officer

                                American Express Corporation                              Money Laundering
                                                                                          Prevention Officer

                                American Express Financial                                Money Laundering
                                Advisors Inc.                                             Prevention Officer

                                American Express Financial                                Money Laundering
                                Advisors Japan Inc.                                       Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Alabama Inc.                                    Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Arizona Inc.                                    Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Idaho Inc.                                      Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Maryland Inc.                                   Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Massachusetts Inc.                              Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Nevada Inc.                                     Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of New Mexico Inc.                                 Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Oklahoma Inc.                                   Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Texas Inc.                                      Prevention Officer

                                American Express Insurance                                Money Laundering
                                Agency of Wyoming Inc.                                    Prevention Officer

                                American Express Property                                 Money Laundering
                                Casualty Insurance Agency                                 Prevention Officer

                                American Express Property                                 Money Laundering
                                Casualty Insurance Agency                                 Prevention Officer
                                of Kentucky, Inc.

                                American Express Property                                 Money Laundering
                                Casualty Insurance Agency                                 Prevention Officer
                                of Maryland, Inc.

                                American Express Property                                 Money Laundering
                                Casualty Insurance Agency                                 Prevention Officer
                                of Mississippi, Inc.

                                American Express Property                                 Money Laundering
                                Casualty Insurance Agency                                 Prevention Officer
                                of Pennsylvania, Inc.

                                American Express Trust Company                            Money Laundering
                                                                                          Prevention Officer

                                American Partners Life                                    Money Laundering
                                Insurance Company                                         Prevention Officer

                                AMEX Assurance Company                                    Money Laundering
                                                                                          Prevention Officer

                                Boston Equity General                                     Money Laundering
                                Partner LLC                                               Prevention Officer

                                IDS Cable Corporation                                     Money Laundering
                                                                                          Prevention Officer

                                IDS Cable II Corporation                                  Money Laundering
                                                                                          Prevention Officer

                                IDS Capital Holdings Inc.                                 Money Laundering
                                                                                          Prevention Officer

                                IDS Insurance Agency of Utah Inc.                         Money Laundering
                                                                                          Prevention Officer

                                IDS Life Insurance Company                                Money Laundering
                                                                                          Prevention Officer

                                IDS Life Series Fund, Inc.                                Money Laundering
                                                                                          Prevention Officer

                                IDS Life Variable Annuity                                 Money Laundering
                                Funds A & B                                               Prevention Officer

                                IDS Management Corporation                                Money Laundering
                                                                                          Prevention Officer

                                IDS Partnership Services                                  Money Laundering
                                Corporation                                               Prevention Officer

                                IDS Property Casualty                                     Money Laundering
                                Insurance Company                                         Prevention Officer

                                IDS Realty Corporation                                    Money Laundering
                                                                                          Prevention Officer

                                Investors Syndicate                                       Money Laundering
                                Development Corporation                                   Prevention Officer

Lori J. Larson                  American Express Financial                                Vice President - Advisor
Vice President - Advisor        Advisors Inc.                                             Field Force Growth Active &
Field Force Growth Active &                                                               Retention
Retention

Daniel E. Laufenberg            American Express Financial                                Vice President and Chief
Vice President and Chief        Advisors Inc.                                             U.S. Economist
U.S. Economist

Jane W. Lee                     American Express Financial                                Vice President and General
Vice President and General      Advisors Inc.                                             Manager Platinum Active
Manager Platinum Financial                                                                Financial Services
Services

Catherine M. Libbe              American Express                                          Vice President - Marketing & Product
Vice President -                Financial Advisors Inc.                                   Retirement Services
Marketing  & Product
Retirement Services

Diane D. Lyngstad               American Express Financial                                Vice President - Comp
Vice President - Comp           Advisors Inc.                                             and Licensing Services
and Licensing Services
                                American Express Client                                   Director, Vice President and Chief
                                Service Corporation                                       Financial Officer

Thomas A. Mahowald              American Express Financial                                Vice President - Equity Research
Vice President - Equity         Advisors Inc.
Research

Timothy J. Masek                American Express Financial                                Vice President - Fixed Income Research
Vice President - Fixed          Advisors Inc.
Income Research

Mark T. McGannon                American Express Financial                                Vice President and
Vice President and              Advisors Inc.                                             General Manager - Products Sales
General Manager -
Products Sales

Brian J. McGrane                American Express                                          Vice President - Lead Financial
Vice President -                Financial Advisors Inc.                                   Officer Finance
Lead Financial Officer
Finance                         Advisory Capital Partners LLC                             Vice President and Chief Financial
                                                                                          Officer

                                Advisory Capital                                          Vice President and Chief Financial
                                Strategies Group Inc.                                     Officer

                                Advisory Convertible                                      Vice President and Chief Financial
                                Arbitrage LLC                                             Officer

                                Advisory Quantitative Equity                              Vice President and Chief Financial
                                (General Partner) LLC                                     Officer

                                Advisory Select LLC                                       Vice President and Chief Financial
                                                                                          Officer

                                American Express Asset                                    Vice President and Chief Financial
                                Management Group Inc.                                     Officer

                                American Express                                          Vice President and Chief Financial
                                Certificate Company                                       Officer

                                Boston Equity General                                     Vice President and Chief Financial
                                Partner LLC                                               Officer

Sarah M. McKenzie               American Express Financial                                Vice President -
Vice President -                Advisors Inc.                                             Managed and Brokerage Products
Managed and Brokerage
Products

Penny J. Meier                  American Express                                          Vice President - Business
Vice President - Business       Financial Advisors Inc.                                   Transformation/Six Sigma
Transformation/Six Sigma

Paula R. Meyer                  American Express Financial                                Senior Vice President and General
Senior Vice President           Advisors Inc.                                             Manager - Mutual Funds
and General
Manager - Mutual Funds          American Express Certificate                              Director, President Chairman of the
                                Company                                                   Board and Chief Executive Officer

                                American Express                                          Director and President
                                International Deposit
                                Company

                                American Express                                          Director
                                Trust Company

                                Investors Syndicate                                       Director, President and Chief
                                Development Corp.                                         Executive Officer

Holly Morris                    American Express                                          Senior Vice President -
Senior Vice President -         Financial Advisors Inc.                                   Technologies
Technologies

Rebecca A. Nash                 American Express Financial                                Vice President -
Vice President -                Advisors Inc.                                             Service Operations
Service Operations
                                AMEX Assurance Company                                    Vice President -
                                                                                          Insurance

                                IDS Property Casualty                                     Vice President -
                                Insurance Company                                         Insurance

Roger Natarajan                 American Enterprise Life                                  Director
Vice President - Finance        Insurance Company

                                American Express Financial                                Vice President - Finance
                                Advisors Inc.

                                American Partners Life                                    Director
                                Insurance Company

                                IDS Life Insurance Company                                Director

Francois B. Odouard             American Express Financial                                Vice President - Brokerage
Vice President -                Advisors Inc.
Brokerage

Michael J. O'Keefe              American Express Financial                                Vice President - Advisory
Vice President - Advisory       Advisors Inc.                                             Business Systems
Business Systems

Paul Pearson
Vice President - SPS
and External Products

Kristi L. Petersen              American Express Asset                                    Vice President and Assistant Secretary
Vice President - SPS and        Management Group Inc.
External Products
                                American Express Financial                                Vice President - One Account
                                Advisors Inc.                                             and Cash

                                IDS Cable Corporation                                     Director, President and Chief Executive
                                                                                          Officer

                                IDS Cable II Corporation                                  Director, President and Chief Executive
                                                                                          Officer

                                IDS Futures Corporation                                   Director, President and Chief Executive
                                                                                          Officer

                                IDS Management Corporation                                Director, President and Chief Executive
                                                                                          Officer

                                IDS Partnership Services                                  Director, President and Chief Executive
                                Corporation                                               Officer

                                IDS Realty Corporation                                    Director, President and Chief Executive
                                                                                          Officer

Teresa J. Rasmussen             American Express Financial                                Vice President and
Vice President and Assistant    Advisors Inc.                                             Assistant General Counsel
General Counsel
                                American Centurion Life                                   Counsel and Assistant Secretary
                                Assurance Company

                                American Express Corporation                              Vice President

                                IDS Life Insurance Company                                Vice President, General Counsel and
                                                                                          Assistant Secretary

                                IDS Life Insurance Company   20 Madison Ave. Extension    Assistant General Counsel and
                                of New York                  Albany, NY 12205-0555        Assistant Secretary

                                American Partners                                         Vice President and General Counsel
                                Life Insurance Company

Lisa Reitsma
Vice President - Finance
Emerging Technologies

Mark A. Riordan                 American Express                                          Vice President - Finance
Vice President - Finance        Financial Advisors Inc.                                   Emerging Technologies
Emerging Technologies

ReBecca K. Roloff               American Express Financial                                Senior Vice President - GFS
Senior Vice President -         Advisors Inc.
GFS

Andrew C. Schell                American Express Financial                                Vice President - Strategy
Vice President - Strategy       Advisors Inc.                                             and Planning
and Planning

Gary A. Scott                   American Express                                          Vice President - Client Acquisition
Vice President -                Financial Advisors Inc.                                   Marketing and Services
Client Acquisition
Marketing and Services

Jacqueline M. Sinjem            American Express Financial                                Vice President - Plan Sponsor
Vice President - Plan           Advisors Inc.                                             Services
Sponsor Services
                                American Express Trust                                    Vice President
                                Company

Peter L. Slattery               Advisory Select LLC                                       President and Chief Operating
Vice President - Marketing                                                                Officer
Officer Development
                                American Express Asset                                    Senior Vice President
                                Management Group Inc.

                                IDS Futures Brokerage                                     General Manager and Director
                                Group

                                IDS Futures Corporation                                   Vice President and Treasurer

Bridget Sperl                   American Enterprise                                       Director, President and Chief
Senior Vice President -         Investment Services Inc.                                  Executive Officer
Client Service
Organization                    American Express Client                                   Director, Chairman of the Board;
                                Service Corporation                                       President and Chief Executive Officer

                                American Express Financial                                Senior Vice President -
                                Advisors Inc.                                             Client Service Organization

                                IDS Life Insurance Company                                Executive Vice President -
                                                                                          Client Service

                                IDS Property Casualty                                     Director
                                Insurance Company


Lisa A. Steffes                 American Express Financial                                Vice President - Marketing
Vice President - Marketing      Advisors Inc.                                             Officer Development
Officer Development
                                AMEX Assurance Company                                    Director

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115

David K. Stewart                American Centurion Life                                   Vice President and Controller
Vice President -                Assurance Company
AEFA Controller
and Treasurer                   American Enterprise                                       Treasurer
                                Investment Services Inc.

                                American Enterprise Life                                  Vice President, Controller and
                                Insurance Company                                         Treasurer

                                American Express                                          Vice President - AEFA Controller
                                Financial Advisors Inc.                                   and Treasurer

                                American Partners Life                                    Vice President and Controller
                                Insurance Company

                                IDS Life Insurance                                        Vice President and Controller
                                Company

                                IDS Life Insurance                                        Vice President and Controller
                                Company of New York

Caroline Stockdale-Boon         American Express                                          Senior Vice President -
Senior Vice President -         Financial Advisors Inc.                                   Human Resources
Human Resources

Jeffrey J. Stremcha             American Express Financial                                Vice President - Technologies I
Vice President -                Advisors Inc.
Technologies I

John T. Sweeney                 American Express Financial                                Vice President - Lead
Vice President - Lead           Advisors Inc.                                             Financial Officer, Products Group
Financial Officer -
Products Group                  AMEX Assurance Company                                    Director

                                IDS Cable Corporation                                     Director

                                IDS Cable II Corporation                                  Director

                                IDS Partnership                                           Director
                                Services Corporation

                                IDS Property Casualty                                     Director
                                Insurance Company

                                IDS Realty Corporation                                    Director

William F. "Ted" Truscott       Advisory Capital Strategies                               Director
Senior Vice President and       Group Inc.
Chief Investment Officer
                                American Express Asset                                    Director and Chairman of the Board,
                                Management Group Inc.                                     Chief Investment Officer

                                American Express Asset                                    Director
                                Management International Inc.

                                American Express Financial                                Senior Vice President and
                                Advisors Inc.                                             Chief Investment Officer

                                IDS Capital Holdings Inc.                                 Director and President

                                Kenwood Capital Management LLC                            Manager

                                Northwinds Marketing Group LLC                            Manager

George F. Tsafaridis            American Express                                          Vice President - Quality & Service
Vice President -                Financial Advisors Inc.                                   Support
Quality & Service Support

Ramanathan Venkataramana        American Express Financial                                Vice President - Technologies III
Vice President -                Advisors Inc.
Technologies III

Peter S. Velardi                American Express                                          Senior Vice President - Field Management
Senior Vice President -         Financial Advisors Inc.
Field Management

Andrew O. Washburn              American Express                                          Vice President - Mutual Fund Marketing
Vice President -                Financial Advisors Inc.
Mutual Fund Marketing

Beth E. Weimer                  American Express Financial                                Vice President and Chief
Vice President and              Advisors Inc.                                             Compliance Officer
Chief Compliance Officer
                                American Enterprise                                       Chief Compliance Officer
                                Investment Services Inc.

                                American Express Asset                                    Chief Compliance Officer
                                Management Group Inc.

                                American Express Asset                                    Chief Compliance Officer
                                Management International Inc.

                                American Express Client                                   Chief Compliance Officer
                                Service Corporation

                                IDS Life Insurance Company                                Chief Compliance Officer

Jeffery A. Williams             American Express Financial                                Senior Vice President -
Senior Vice President -         Advisors Inc.                                             Cross-Sell/Strategic
Cross-Sell/Strategic                                                                      Management
Management

William J. Williams             American Express                                          Senior Vice President - Field Management
Senior Vice President -         Financial Advisors Inc.
Field Management

Dianne L. Wilson                American Express                                          Vice President - Insurance Operations
Vice President -                Financial Advisors Inc.
Insurance Operations
                                Amex Assurance Company                                    Director and Senior Vice President

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                AMEX Assurance Company                                    Director and Senior Vice President

                                IDS Property Casualty Company                             Director and Senior Vice President

Michael D. Wolf                 American Express Asset                                    Executive Vice President
Vice President and Senior       Management Group Inc.
Portfolio Manager
                                American Express Financial                                Vice President and Equity
                                Advisors Inc.                                             Senior Portfolio Manager

Michael R. Woodward             American Express Financial                                Senior Vice President -
Senior Vice President -         Advisors Inc.                                             Field Management
Field Management
                                American Centurion Life      20 Madison Ave. Extension    Director
                                Assurance Company            Albany, NY 12205-0555

                                IDS Life Insurance Company   P.O. Box 5144                Director
                                of New York                  Albany, NY 12205

* Unless otherwise noted, address is 70100 AXP Financial Center, Minneapolis, MN 55474.

Item 26.      Principal Underwriters

              (a) Not Applicable.
              (b) Not Applicable.
              (c) Not Applicable.

Item 27.      Location of Accounts and Records

              American Express Financial Corporation
              70100 AXP Financial Center
              Minneapolis, MN  55474

Item 28.      Management Services

              Not Applicable.

Item 29.      Undertakings

              Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant, AXP Variable Portfolio - Investment Series, Inc, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis and State of Minnesota on the 26th day of August, 2004.


AXP VARIABLE PORTFOLIO - INVESTMENT SERIES, INC.


By /s/   Paula R. Meyer
   ----------------------
         Paula R. Meyer, President



By /s/   Jeffrey P. Fox
   ----------------------
         Jeffrey P. Fox, Treasurer


Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed below by the following persons in the capacities indicated on the 26th day of August, 2004.


Signature                                            Capacity


/s/  Arne H. Carlson*                                Chair of the Board
---------------------
     Arne H. Carlson

/s/  Philip J. Carroll, Jr.*                         Director
---------------------------
     Philip J. Carroll, Jr.

/s/  Livio D. DeSimone*                              Director
-----------------------
     Livio D. DeSimone

/s/  Anne P. Jones*                                  Director
-------------------
     Anne P. Jones

/s/  Stephen R. Lewis, Jr.*                          Director
-----------------------------
     Stephen R. Lewis, Jr.

/s/  Alan K. Simpson*                                Director
---------------------
     Alan K. Simpson

/s/  Alison Taunton-Rigby*                           Director
---------------------------
     Alison Taunton-Rigby

/s/  William F. Truscott*                            Director
-------------------------
     William F. Truscott


* Signed pursuant to Directors' Power of Attorney, dated July 7, 2004, filed electronically as Exhibit (q)(1) herewith, by:




/s/ Leslie L. Ogg
    -------------
    Leslie L. Ogg

CONTENTS OF THIS POST-EFFECTIVE AMENDMENT NO. 51 TO REGISTRATION STATEMENT NO. 2-73115

This post-effective amendment contains the following papers and documents:

The facing sheet.


Part A.

         The prospectus.

Part B.

         Statement of Additional Information.

Part C.

         Other information.

         The signatures.

         Exhibits.